UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust

(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024 to October 31, 2025

Item 1. Reports to Stockholders.

(a)

Pacer American Energy Independence ETF
USAI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer American Energy Independence ETF	$77	0.75%
FACTORS INFLUENCING FUND PERFORMANCE
A strategy-driven exchange traded fund (ETF) that aims to offer investors exposure to U.S. and Canadian companies that generate the majority of their cash flow from midstream energy infrastructure activities.
From November 1, 2024 to October 31, 2025, the Pacer American Energy Independence ETF (USAI) returned approximately +6.10% on a  NAV basis, closely tracking its underlying American Energy Independence Index at +7.08%, while the S&P 500 Index returned about 21.45% over the same period.  USAI’s midstream-energy-infrastructure focus performed well in a robust energy market, with gains supported by strong demand for contract-based energy infrastructure companies that benefit from U.S. energy independence trends, though sensitivity to commodity price fluctuations and sector concentration modestly shaped relative results versus broader equities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/12/2017)
Pacer American Energy Independence ETF NAV	6.10	26.39	11.29
American Energy Independence Index	7.08	27.82	12.53
S&P 500 Index	21.45	17.64	14.58
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer American Energy Independence ETF	PAGE 1	TSR-AR-69374H634

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,555,733
Number of Holdings	26
Net Advisory Fee	$655,945
Portfolio Turnover	24%
30-Day SEC Yield	3.83%
30-Day SEC Yield Unsubsidized	3.83%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	23.4%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	7.3%
Williams Cos., Inc.	7.3%
Enbridge, Inc.	7.2%
TC Energy Corp.	7.2%
Cheniere Energy, Inc.	7.0%
MPLX LP	4.6%
Enterprise Products Partners LP	4.4%
Pembina Pipeline Corp.	4.3%

Top Sectors	(%)
Energy	99.6%
Cash & Other	0.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer American Energy Independence ETF	PAGE 2	TSR-AR-69374H634

Pacer BlueStar Digital Entertainment ETF
ODDS (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Digital Entertainment ETF	$62	0.54%
FACTORS INFLUENCING FUND PERFORMANCE
A rules-based exchange traded fund (ETF) that aims to offer investors exposure to globally listed companies and depositary receipts that generate the majority of their revenue from online gambling, video game development or eSports.
From November 1, 2024 to October 31, 2025, the Pacer BlueStar Digital Entertainment ETF (ODDS) returned approximately +31.37 on a NAV basis, closely tracking its underlying BlueStar Global Online Gambling, Video Gaming, and eSports Index at +32.33%, and outperforming broader global equity benchmarks such as the S&P Global 1200, which returned about +23.01% over the same period. ODDS’s digital entertainment thematic strategy significantly outperformed broad markets, with gains supported by strong returns in online gaming, video game development, and eSports related companies globally; however, concentration in sector specific holdings and exposure to highly cyclically driven names modestly shaped relative results versus diversified benchmarks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/07/2022)
Pacer BlueStar Digital Entertainment ETF NAV	31.37	14.51
BlueStar Global Online Gambling, Video Gaming, and eSports Index	32.33	15.24
S&P Global 1200 Index	23.01	13.53
Visit https://www.paceretfs.com/ for more recent performance information.
Pacer BlueStar Digital Entertainment ETF	PAGE 1	TSR-AR-69374H394

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,909,747
Number of Holdings	45
Net Advisory Fee	$13,556
Portfolio Turnover	47%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.50%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Tencent Holdings Ltd.	9.0%
Flutter Entertainment PLC	7.3%
Evolution AB	6.5%
DraftKings, Inc.	6.1%
Nintendo Co. Ltd.	5.2%
ROBLOX Corp. - Class A	4.8%
NetEase, Inc.	4.1%
Entain PLC	3.4%
Electronic Arts, Inc.	3.1%
Take-Two Interactive Software, Inc.	3.0%

Top Sectors	(%)
Communication Services	50.3%
Consumer Discretionary	47.1%
Information Technology	2.5%
Cash & Other	0.1%

Top Countries	(%)
United States	31.0%
China	15.3%
Japan	12.7%
Sweden	12.2%
United Kingdom	7.1%
Australia	4.5%
South Korea	3.2%
Switzerland	2.6%
Taiwan	2.3%
Cash & Other	9.1%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Digital Entertainment ETF	PAGE 2	TSR-AR-69374H394

Pacer BlueStar Engineering the Future ETF
BULD (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Engineering the Future ETF	$66	0.56%
FACTORS INFLUENCING FUND PERFORMANCE
A rules-based exchange traded fund (ETF) that aims to offer investors exposure to globally listed companies and depositary receipts that generate at least 50% of their revenues from robotics and manufacturing automation, 3D printing or computer aided design.
From November 1, 2024 to October 31, 2025 the Pacer BlueStar Engineering the Future ETF (BULD) returned approximately +34.87% on a  NAV basis, closely tracking its underlying BlueStar Global Robotics & 3D Printing Index at around +35.47%, while the global equity benchmarks such as the S&P Global 1200 Index returned about +23.01% over the same period.  BULD’s robotics, automation, and 3D printing thematic strategy delivered strong positive returns in a market that rewarded innovation and industrial technology exposures, with gains supported by top contributors in automation and CAD-related companies (e.g., ASML, Proto Labs, Autodesk). However, its concentrated theme and higher exposure to cyclically sensitive tech names modestly shaped relative results versus diversified global equity benchmarks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/04/2022)
Pacer BlueStar Engineering the Future ETF NAV	34.87	9.11
BlueStar Robotics and 3D Printing Index	35.47	9.69
S&P Global 1200 Index	23.01	15.31
S&P Global 1200 Industrials Sector Index	22.64	17.01
Pacer BlueStar Engineering the Future ETF	PAGE 1	TSR-AR-69374H410

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,660,119
Number of Holdings	52
Net Advisory Fee	$6,465
Portfolio Turnover	32%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
3D Systems Corp.	9.2%
ASML Holding NV	9.2%
Proto Labs, Inc.	8.6%
Mount Vernon Liquid Assets Portfolio, LLC	7.7%
Lam Research Corp.	7.0%
Autodesk, Inc.	6.9%
Applied Materials, Inc.	6.6%
KLA Corp.	5.7%
Stratasys Ltd.	4.6%
Dassault Systemes SE	3.7%

Top Sectors	(%)
Information Technology	63.6%
Industrials	34.4%
Consumer Discretionary	1.4%
Health Care	0.3%
Energy	0.2%
Cash & Other	0.1%

Top Ten Countries	(%)
United States	67.9%
Japan	16.8%
Netherlands	11.0%
Israel	4.0%
France	3.7%
Germany	1.4%
Belgium	0.8%
United Kingdom	0.6%
Finland	0.4%
Cash & Other	-6.6%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer BlueStar Engineering the Future ETF	PAGE 2	TSR-AR-69374H410

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
QQWZ (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF for the period of May 6, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	$28	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation by tracking an index that alternates exposure between growth (Nasdaq-100 Index®) and value (Pacer US Cash Cows 100 Index).
From May 6, 2025 (the fund’s inception date) through October 31, 2025, the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF (QQWZ) returned +30.80% on a NAV basis, closely tracking its underlying Pacer COWZ NDX Rotator Index at +31.11%, while the S&P 500 Index returned about +22.76% over a comparable period.  QQWZ’s rotation strategy, which alternates exposure between the Nasdaq-100 and the Pacer US Cash COWZ 100 Index based on relative performance, delivered strong gains in a growth-led market, with performance supported by exposure to leading large-cap technology names such as NVIDIA, Apple, Microsoft, Broadcom, and Amazon. However, its relatively concentrated equity exposure and sector timing decisions modestly shaped relative results versus broader market benchmarks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	PAGE 1	TSR-AR-69374H246

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/06/2025)
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF NAV	30.80
Pacer COWZ NDX Rotator Index	31.11
S&P 500 Index	22.76
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,716,499
Number of Holdings	102
Net Advisory Fee	$15,655
Portfolio Turnover	3%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	56.1%
Communication Services	14.8%
Consumer Discretionary	13.2%
Health Care	4.4%
Consumer Staples	4.3%
Industrials	3.8%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Cash & Other	0.5%

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.0%
Alphabet, Inc.	6.6%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla Motors, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Palantir Technologies, Inc.	2.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	PAGE 2	TSR-AR-69374H246

Pacer Developed Markets Cash Cows Growth Leaders ETF
EAFG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets Cash Cows Growth Leaders ETF	$71	0.65%
FACTORS INFLUENCING FUND PERFORMANCE
A strategy-driven exchange traded fund that aims to provide exposure to top growth companies in the MSCI EAFE Index by screening for above average free cash flow margins.
From November 1, 2024 to October 31, 2025 the Pacer Developed Markets Cash Cows Growth Leaders ETF (EAFG) returned approximately +18.44% on a NAV basis, closely tracking its underlying Pacer Developed Markets Cash Cows Growth Leaders Index at +20.19%, while the developed international equity benchmark MSCI EAFE Index returned about +23.03% over the same period. EAFG’s free cash flow focused, growth oriented strategy delivered solid positive returns in global developed markets, with performance supported by strong contributions from holdings exhibiting high cash-flow margins and growth characteristics. However, its value-tilted cash-cows approach and regional exposures modestly detracted from results relative to broader international benchmarks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 1	TSR-AR-69374H345

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/20/2024)
Pacer Developed Markets Cash Cows Growth Leaders ETF NAV	18.44	9.81
Pacer Developed Markets Cash Cows Growth Leaders Index	20.19	11.39
MSCI World Index	22.02	18.49
MSCI EAFE Index	23.03	15.24
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,858,671
Number of Holdings	102
Net Advisory Fee	$10,352
Portfolio Turnover	104%
30-Day SEC Yield	1.36%
30-Day SEC Yield Unsubsidized	1.36%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Fresnillo PLC	4.7%
Advantest Corp.	4.4%
Wartsila OYJ Abp	2.9%
Nexon Co. Ltd.	2.8%
Evolution Mining Ltd.	2.8%
Rolls-Royce Holdings PLC	2.7%
LafargeHolcim Ltd.	2.5%
Prosus NV	2.2%
Mount Vernon Liquid Assets Portfolio, LLC	2.1%
Galderma Group AG	2.1%

Top Sectors	(%)
Information Technology	19.9%
Industrials	18.7%
Communication Services	13.8%
Materials	13.7%
Health Care	13.3%
Consumer Discretionary	12.9%
Consumer Staples	4.6%
Energy	2.4%
Utilities	0.5%
Cash & Other	0.2%

Top Countries	(%)
Japan	21.2%
United Kingdom	13.5%
Australia	11.0%
Switzerland	10.8%
Netherlands	7.7%
Sweden	5.0%
Mexico	4.7%
Hong Kong	3.5%
Denmark	3.3%
Cash & Other	19.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Developed Markets Cash Cows Growth Leaders ETF	PAGE 2	TSR-AR-69374H345

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
QSIX (Principal U.S. Listing Exchange: Nasdaq)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$68	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide cash distributions equal to 600% of the Nasdaq-100® ordinary yield in exchange for modestly lower exposure to the Nasdaq-100 Index® performance.
From November 1, 2024 to October 31, 2025, the Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF (QSIX)  returned 26.61%, which slightly trailed the 27.60% of its underlying Metaurus Nasdaq-100 Dividend Multiplier 600 Index. Over the same period, the Nasdaq 100 Total Return Index gained roughly 30.95%, while the S&P 500 Index returned about 21.45%. QSIX’s high dividend yield (~4–4.5%) supported returns. Strong tech stock gains helped performance, and the fund outpaced the broader S&P 500, reflecting its income-focused, tech-heavy approach.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/23/2024)
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV	26.61	24.42
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600	27.60	25.13
S&P 500 Index	21.45	19.11
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	PAGE 1	TSR-AR-69374H287

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,522,435
Number of Holdings	106
Net Advisory Fee	$45,263
Portfolio Turnover	4%
30-Day SEC Yield	0.18%
30-Day SEC Yield Unsubsidized	0.18%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
NVIDIA Corp.	9.5%
Apple, Inc.	7.8%
Microsoft Corp.	7.4%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	5.0%
Tesla Motors, Inc.	3.2%
Alphabet, Inc. - Class A	3.1%
Alphabet, Inc. - Class C	3.0%
Meta Platforms, Inc. - Class A	2.7%

Top Sectors	(%)
Information Technology	51.9%
Communication Services	13.7%
Consumer Discretionary	12.2%
Health Care	4.0%
Consumer Staples	4.0%
Industrials	3.5%
Utilities	1.3%
Materials	1.0%
Energy	0.4%
Cash & Other	8.0%

Top Countries	(%)
United States	102.7%
Canada	1.4%
Netherlands	0.7%
Uruguay	0.5%
United Kingdom	0.5%
Ireland	0.4%
Australia	0.1%
Cash & Other	-6.3%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	PAGE 2	TSR-AR-69374H287

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
QDPL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$66	0.60%
FUND DESCRIPTION AND INVESTMENT STRATEGY
A strategy driven exchange traded fund that aims to provide cash distributions equal to 400% of the S&P 500 ordinary yield in exchange for modestly lower exposure (approximately 90%) to the S&P 500 Index performance.
From November 1, 2024 to October 31, 2025, the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL) returned approximately +19.54% on a NAV basis, closely tracking its underlying Metaurus US Large Cap Dividend Multiplier Index – Series 400 at +19.65% while the S&P 500 Index returned about +21.45% over the same period.  QDPL’s dividend-multiplier strategy delivered solid positive returns in a broad equity uptrend, with performance supported by exposure to large-cap companies with strong dividends and share price gains, though its structural allocation and focus on enhanced dividend exposure modestly shaped relative results versus the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/12/2021)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV	19.54	11.44
Metaurus US Large Cap Dividend Multiplier Index - Series 400	19.65	11.87
S&P 500 Index	21.45	12.53
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 1	TSR-AR-69374H436

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,327,564,937
Number of Holdings	519
Net Advisory Fee	$5,590,831
Portfolio Turnover	6%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class C	2.1%
Tesla Motors, Inc.	2.0%
Mount Vernon Liquid Assets Portfolio, LLC	1.9%

Top Sectors	(%)
Information Technology	33.1%
Financials	11.8%
Consumer Discretionary	9.6%
Communication Services	9.2%
Health Care	8.2%
Industrials	7.4%
Government	7.0%
Consumer Staples	4.3%
Energy	2.6%
Cash & Other	6.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	PAGE 2	TSR-AR-69374H436

Pacer PE/VC ETF
PEVC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer PE/VC ETF for the period of February 3, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer PE/VC ETF	$69	0.85%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to deliver a return similar to Private Equity (PE) and Venture Capital (VC) investments through publicly traded securities.
From February 3, 2025 (the fund’s inception date) through October 31, 2025 the Pacer PE/VC ETF (PEVC) returned +18.04%, closely tracking its underlying FTSE PE/VC Index at +17.75%, while the S&P 500 returned +14.34% over the same period. PEVC’s strategy, designed to replicate private equity and venture capital risk/return characteristics through liquid public equities and derivatives, delivered solid positive performance in a strong equity market, supported by gains in major large-cap technology and growth names within its basket. However, its focus on capturing private-market-like exposure and elevated expense ratio (0.85%) modestly detracted from results relative to the broader S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/03/2025)
Pacer PE/VC ETF NAV	18.04
FTSE PE/VC Index	17.75
S&P 500 Index	14.34
Visit https://www.paceretfs.com/ for more recent performance information.
Pacer PE/VC ETF	PAGE 1	TSR-AR-69374H253

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,522,834
Number of Holdings	219
Net Advisory Fee	$13,482
Portfolio Turnover	86%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Information Technology	33.7%
Financials	13.5%
Communication Services	12.5%
Consumer Discretionary	7.4%
Industrials	7.3%
Health Care	5.2%
Consumer Staples	4.6%
Materials	1.9%
Energy	1.9%
Cash & Other	12.0%

Top 10 Issuers	(%)
Alphabet, Inc.	4.6%
Microsoft Corp.	4.0%
Meta Platforms, Inc.	3.5%
NVIDIA Corp.	3.1%
Apple, Inc.	2.9%
Broadcom, Inc.	2.8%
Amazon.com, Inc.	2.7%
Visa, Inc.	2.7%
Palantir Technologies, Inc.	2.6%
Mastercard, Inc.	2.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer PE/VC ETF	PAGE 2	TSR-AR-69374H253

Pacer S&P 500 Quality FCF Aristocrats ETF
LCOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer S&P 500 Quality FCF Aristocrats ETF for the period of May 6, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF Aristocrats ETF	$26	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P 500 for 100 companies with at least 10 years of consecutive positive free cash flow and the highest free cash flow (FCF) quality score.
From May 6, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P 500 Quality FCF Aristocrats ETF (LCOW) returned +18.92% on a NAV basis, closely tracking its underlying S&P 500 Quality FCF Aristocrats Index at +19.15%, but lagging the S&P 500 Index, which returned +22.76% over the same period.  LCOW’s quality and free-cash-flow-focused strategy delivered strong positive returns in a broad market rally, with gains supported by its exposure to high-cash-flow, large-cap companies with consistent free cash flow generation. However, its quality tilt and smaller market breadth modestly detracted from relative results versus the broader S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer S&P 500 Quality FCF Aristocrats ETF	PAGE 1	TSR-AR-69374H238

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/06/2025)
Pacer S&P 500 Quality FCF Aristocrats ETF NAV	18.92
S&P 500 Quality FCF Aristocrats Index	19.15
S&P 500 Index	22.76
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,068,661
Number of Holdings	100
Net Advisory Fee	$27,169
Portfolio Turnover	15%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.71%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	41.0%
Financials	17.7%
Health Care	13.8%
Communication Services	10.6%
Consumer Staples	6.3%
Consumer Discretionary	6.1%
Industrials	4.1%
Energy	0.3%
Cash & Other	0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	5.7%
NVIDIA Corp.	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.9%
Visa, Inc.	4.8%
Mastercard, Inc.	4.8%
Meta Platforms, Inc.	4.5%
AbbVie, Inc.	4.1%
Johnson & Johnson	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P 500 Quality FCF Aristocrats ETF	PAGE 2	TSR-AR-69374H238

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
MCOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF for the period of August 27, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	$9	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P MidCap 400 for companies with at least 7 consecutive years of positive free cash flow and the highest free cash flow (FCF) quality score.
From August 27, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (MCOW) generated a 0.10% total return (NAV), closely tracking its underlying S&P MidCap 400 Quality FCF Aristocrats Index, which returned 0.04% over the same period. For context, the broader S&P MidCap 400 Index returned (0.56)%, indicating modest relative outperformance. Performance was supported by exposure to mid-cap companies with consistent free cash flow and quality characteristics, while gains were limited by the fund’s recent launch and subdued mid-cap market conditions, as well as its quality focus reducing exposure to higher-growth stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	PAGE 1	TSR-AR-69374H212

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/27/2025)
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF NAV	0.10
S&P MidCap 400 Quality FCF Aristocrats Index	0.04
S&P 500 Index	5.74
S&P MidCap 400 Index	-0.56
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,009,996
Number of Holdings	80
Net Advisory Fee	$875
Portfolio Turnover	14%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	32.5%
Industrials	27.7%
Health Care	15.0%
Consumer Discretionary	10.8%
Financials	4.8%
Energy	3.1%
Communication Services	2.7%
Materials	2.0%
Consumer Staples	1.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
Pure Storage, Inc.	5.4%
Docusign, Inc.	4.6%
Comfort Systems USA, Inc.	4.5%
Medpace Holdings, Inc.	3.8%
Manhattan Associates, Inc.	3.4%
Rambus, Inc.	3.2%
Doximity, Inc.	3.1%
Lattice Semiconductor Corp.	2.5%
Graco, Inc.	2.2%
Mueller Industries, Inc.	2.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	PAGE 2	TSR-AR-69374H212

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
SCOW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF for the period of August 27, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	$10	0.59%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P SmallCap 600 for companies with at least 7 consecutive years of positive free cash flow and the highest free cash flow (FCF) quality score.

From August 27, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (SCOW) generated a (2.29)% total return (NAV), closely tracking its underlying S&P SmallCap 600 Quality FCF Aristocrats Index, which returned (2.15)% over the same period. The fund modestly underperformed the broader S&P SmallCap 600 Index (0.43)%, supported by exposure to small-cap companies with strong free cash flow and quality characteristics, while gains were limited by its recent launch and muted small-cap market conditions.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	PAGE 1	TSR-AR-69374H220

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/27/2025)
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF NAV	-2.29
S&P SmallCap 600 Quality FCF Aristocrats Index	-2.15
S&P 500 Index	5.74
S&P SmallCap 600 Index	-0.43
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$984,961
Number of Holdings	80
Net Advisory Fee	$1,063
Portfolio Turnover	32%
30-Day SEC Yield	0.34%
30-Day SEC Yield Unsubsidized	0.34%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	25.5%
Financials	20.1%
Consumer Discretionary	15.3%
Industrials	14.3%
Health Care	11.4%
Energy	6.4%
Communication Services	4.1%
Materials	1.5%
Utilities	0.9%
Cash & Other	0.5%

Top 10 Issuers	(%)
Jackson Financial, Inc.	5.2%
Sterling Infrastructure, Inc.	4.8%
InterDigital, Inc.	4.6%
Corcept Therapeutics, Inc.	4.3%
MarketAxess Holdings, Inc.	4.3%
Etsy, Inc.	4.1%
Box, Inc.	3.4%
Magnolia Oil & Gas Corp.	3.1%
Enova International, Inc.	3.0%
Qorvo, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	PAGE 2	TSR-AR-69374H220

Pacer Solactive Whitney Future of Warfare ETF
FOWF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of December 17, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer Solactive Whitney Future of Warfare ETF	$54	0.54%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by tracking companies supporting critical emerging defense technologies in the U.S. and its allied nations.

From December 17, 2024 (the fund’s inception date) through October 31, 2025, the Pacer Solactive Whitney Future of Warfare ETF (FOWF) delivered a 27.86% total return (NAV), closely tracking its underlying Solactive Whitney Future of Warfare Index, which returned 28.36% over the same period. The fund outperformed the MSCI World Index’s return of 16.55%, supported by strong performance in defense and future-of-warfare-related equities, while results were modestly tempered by sector concentration and its limited operating history.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/17/2024)
Pacer Solactive Whitney Future of Warfare ETF NAV	27.86
Solactive Whitney Future of Warfare Index	28.36
MSCI World Index	16.55
Pacer Solactive Whitney Future of Warfare ETF	PAGE 1	TSR-AR-69374H261

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,287,342
Number of Holdings	90
Net Advisory Fee	$9,702
Portfolio Turnover	39%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Industrials	65.3%
Information Technology	26.3%
Communication Services	4.5%
Consumer Discretionary	2.0%
Materials	1.3%
Health Care	0.6%
Cash & Other	0.0%

Top 10 Issuers	(%)
Lockheed Martin Corp.	8.3%
RTX Corp.	8.0%
General Dynamics Corp.	7.8%
Boeing Co.	6.4%
Northrop Grumman Corp.	5.6%
L3Harris Technologies, Inc.	3.2%
BAE Systems PLC	3.1%
Leidos Holdings, Inc.	2.6%
Honeywell International, Inc.	1.4%
Dell Technologies, Inc.	1.4%
*	Percentages are stated as a percent of net assets.
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Solactive Whitney Future of Warfare ETF	PAGE 2	TSR-AR-69374H261

Pacer Swan SOS Conservative (April) ETF
PSCW (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (April) ETF	$62	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (April) ETF (PSCW) returned +7.53% on a NAV basis, closely tracking its structured outcome results, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCW’s conservative defined-outcome strategy with downside buffers delivered positive, risk-managed returns, supported by its buffered exposure to the S&P 500, while its capped upside and focus on downside protection modestly detracted from returns relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome features also shaped relative performance versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Conservative (April) ETF NAV	7.53	6.52
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58
Visit https://www.paceretfs.com/ for more recent performance information.
Pacer Swan SOS Conservative (April) ETF	PAGE 1	TSR-AR-69374H543

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,097,334
Number of Holdings	4
Net Advisory Fee	$348,111
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	111.3%
Written Options	-12.1%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15	110.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50 (Short)	-11.9%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (April) ETF	PAGE 2	TSR-AR-69374H543

Pacer Swan SOS Conservative (January) ETF
PSCX (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (January) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (January) ETF (PSCX) returned +11.86% on a NAV basis, closely tracking its structured outcome strategy returns, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCX’s conservative defined-outcome strategy delivered solid, risk-managed positive returns with downside buffer features and an upside cap, supported by buffer protections against moderate market declines, while its capped upside and emphasis on downside risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer Swan SOS Conservative (January) ETF	PAGE 1	TSR-AR-69374H584

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Conservative (January) ETF NAV	11.86	8.42
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,968,691
Number of Holdings	4
Net Advisory Fee	$167,412
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.0%
Written Options	-5.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45	104.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01 (Short)	-5.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (January) ETF	PAGE 2	TSR-AR-69374H584

Pacer Swan SOS Conservative (July) ETF
PSCJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (July) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (July) ETF (PSCJ) returned +13.74% on a NAV basis, closely tracking its structured outcome strategy but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCJ’s conservative defined-outcome approach delivered positive risk-managed returns with downside protection features tied to the SPDR S&P 500 ETF Trust, supported by the fund’s buffered exposure during moderate market gains, while its capped upside and emphasis on risk mitigation modestly detracted from performance relative to broad equity market gains. The fund’s 0.60% expense ratio and deployment of options-based buffers contributed to its relative return profile versus the broader S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Conservative (July) ETF NAV	13.74	8.97
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31
Pacer Swan SOS Conservative (July) ETF	PAGE 1	TSR-AR-69374H535

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$43,096,701
Number of Holdings	4
Net Advisory Fee	$237,780
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	106.0%
Written Options	-6.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80	104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41 (Short)	-6.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (July) ETF	PAGE 2	TSR-AR-69374H535

Pacer Swan SOS Conservative (October) ETF
PSCQ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (October) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (October) ETF (PSCQ) returned +12.50% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period. PSCQ’s conservative defined outcome approach delivered positive, risk managed returns with downside buffer features tied to the performance of the  SPDR   S&P 500 ETF Trust, supported by its structured exposure during moderate market gains, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also shaped relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Pacer Swan SOS Conservative (October) ETF	PAGE 1	TSR-AR-69374H527

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Conservative (October) ETF NAV	12.50	9.09
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99
Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,433,174
Number of Holdings	4
Net Advisory Fee	$223,550
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	103.9%
Written Options	-4.5%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	3.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33 (Short)	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52 (Short)	-3.6%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Conservative (October) ETF	PAGE 2	TSR-AR-69374H527

Pacer Swan SOS Flex (April) ETF
PSFM (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (April) ETF	$62	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (April) ETF (PSFM) returned +8.19% on a NAV basis, closely tracking its structured outcome strategy returns (with similar market price performance), but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFM’s flexible defined outcome approach delivered positive, risk managed returns with built in buffer and cap features tied to the performance of the  SPDR S&P 500 ETF Trust, supported by its structured exposure to upside within cap limits, while its capped upside and emphasis on downside protection modestly detracted from results relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative performance versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Flex (April) ETF NAV	8.19	9.59
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58
Pacer Swan SOS Flex (April) ETF	PAGE 1	TSR-AR-69374H477

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,958,810
Number of Holdings	5
Net Advisory Fee	$139,461
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	110.8%
Written Options	-11.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27	109.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $335.63	0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42 (Short)	-11.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (April) ETF	PAGE 2	TSR-AR-69374H477

Pacer Swan SOS Flex (January) ETF
PSFD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (January) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (January) ETF (PSFD) returned +12.96% on a  NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period. PSFD’s flexible defined-outcome strategy delivered positive, risk-managed returns with built-in buffer and cap features that seek to protect against downside while offering limited upside capture, supported by structured exposure to the S&P 500, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Flex (January) ETF NAV	12.96	12.65
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57
Pacer Swan SOS Flex (January) ETF	PAGE 1	TSR-AR-69374H576

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,583,134
Number of Holdings	5
Net Advisory Fee	$297,149
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	103.9%
Written Options	-4.8%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56	103.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $351.65	0.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32 (Short)	-4.7%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (January) ETF	PAGE 2	TSR-AR-69374H576

Pacer Swan SOS Flex (July) ETF
PSFJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (July) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (July) ETF (PSFJ) returned +14.79% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFJ’s flexible defined-outcome strategy delivered solid positive returns with downside protection features built into its structure, supported by options-based exposure to the S&P 500, though its capped upside and emphasis on risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Flex (July) ETF NAV	14.79	11.44
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31
Visit https://www.paceretfs.com/ for more recent performance information.
Pacer Swan SOS Flex (July) ETF	PAGE 1	TSR-AR-69374H469

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,311,880
Number of Holdings	5
Net Advisory Fee	$172,247
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.7%
Written Options	-6.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92	102.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $370.71	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97 (Short)	-5.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (July) ETF	PAGE 2	TSR-AR-69374H469

Pacer Swan SOS Flex (October) ETF
PSFO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (October) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (October) ETF (PSFO) returned +14.36% on a NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period. PSFO’s flexible defined-outcome strategy delivered solid positive, risk-managed returns with built-in buffer and cap features tied to the performance of the SPDR S&P 500 ETF Trust, supported by structured exposure that limited downside while capturing part of market upside, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Flex (October) ETF NAV	14.36	11.59
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99
Pacer Swan SOS Flex (October) ETF	PAGE 1	TSR-AR-69374H451

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$25,684,004
Number of Holdings	5
Net Advisory Fee	$93,201
Portfolio Turnover	0%
30-Day SEC Yield	-0.55%
30-Day SEC Yield Unsubsidized	-0.55%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-6.1%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46	99.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $399.71	0.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65 (Short)	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94 (Short)	-3.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Flex (October) ETF	PAGE 2	TSR-AR-69374H451

Pacer Swan SOS Fund of Funds ETF
PSFF (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Fund of Funds ETF	$13	0.12%
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS Fund of Funds ETF (the “Fund”) is an actively-managed exchange traded fund that seeks capital appreciation with downside protection. The Fund will primarily use Pacer Swan SOS ETFs, but may hold other Pacer ETFs according to the sub-advisor’s discretion.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Fund of Funds ETF (PSFF) returned +11.29% on a NAV basis, closely tracking its underlying multi-strategy defined-outcome portfolio returns, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFF’s conservative, risk-managed strategy delivered positive returns with downside protection emphasis, supported by allocations to buffered equity and structured outcome ETF exposures that helped moderate volatility, though its focus on risk mitigation and income-oriented positioning modestly detracted from results relative to broad equity gains. The fund’s 0.12% expense ratio and defined outcome roll-period structure also contributed to its relative performance profile versus the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Pacer Swan SOS Fund of Funds ETF NAV	11.29	9.80
S&P 500 Index	21.45	15.06
S&P 500 Price Return Index	19.89	13.37
Pacer Swan SOS Fund of Funds ETF	PAGE 1	TSR-AR-69374H568

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$520,691,152
Number of Holdings	13
Net Advisory Fee	$547,670
Portfolio Turnover	0%
30-Day SEC Yield	-0.10%
30-Day SEC Yield Unsubsidized	-0.10%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	0.2%
Cash & Other	0.3%

Top Holdings	(%)
Pacer Swan SOS Moderate (July) ETF	14.9%
Pacer Swan SOS Moderate (April) ETF	14.1%
Pacer Swan SOS Moderate (January) ETF	13.2%
Pacer Swan SOS Moderate (October) ETF	13.0%
Pacer Swan SOS Conservative (April) ETF	10.3%
Pacer Swan SOS Conservative (October) ETF	7.3%
Pacer Swan SOS Conservative (July) ETF	7.1%
Pacer Swan SOS Conservative (January) ETF	5.1%
Pacer Swan SOS Flex (January) ETF	4.6%
Pacer Swan SOS Flex (July) ETF	4.4%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Fund of Funds ETF	PAGE 2	TSR-AR-69374H568

Pacer Swan SOS Moderate (April) ETF
PSMR (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (April) ETF	$62	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (April) ETF (PSMR) returned +7.63% on a NAV basis, closely tracking its structured outcome strategy results, but lagging the S&P 500 Index, which returned +21.45% over the same one-year period. PSMR’s moderate defined-outcome, buffer-oriented strategy delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by its structured exposure, while its capped upside and focus on risk mitigation modestly detracted from returns relative to broad equity gains. The fund’s 0.60% expense ratio and structured outcome features also shaped relative performance versus the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Moderate (April) ETF NAV	7.63	8.07
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58
Pacer Swan SOS Moderate (April) ETF	PAGE 1	TSR-AR-69374H519

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$87,526,490
Number of Holdings	4
Net Advisory Fee	$482,195
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	111.7%
Written Options	-12.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21	110.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15 (Short)	-12.2%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (April) ETF	PAGE 2	TSR-AR-69374H519

Pacer Swan SOS Moderate (January) ETF
PSMD (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (January) ETF	$63	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (January) ETF (PSMD) returned +11.46% on a NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSMD’s moderate defined-outcome approach delivered positive, risk-managed returns with downside buffer features supporting performance during equity volatility, while its capped upside and focus on return smoothing modestly detracted from results relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also shaped relative performance versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Moderate (January) ETF NAV	11.46	9.61
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57
Visit https://www.paceretfs.com/ for more recent performance information.
Pacer Swan SOS Moderate (January) ETF	PAGE 1	TSR-AR-69374H550

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$80,701,912
Number of Holdings	4
Net Advisory Fee	$496,255
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.0%
Written Options	-5.9%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51	104.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53 (Short)	-5.8%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (January) ETF	PAGE 2	TSR-AR-69374H550

Pacer Swan SOS Moderate (July) ETF
PSMJ (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (July) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (July) ETF (PSMJ) returned +14.08% on a NAV basis, closely tracking its structured outcome strategy returns, but lagging the S&P 500 Index, which returned   +21.45% over the same period. PSMJ’s moderate defined-outcome approach delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by timely sector exposure and buffer features, while its capped upside and emphasis on risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanisms also influenced relative results versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Moderate (July) ETF NAV	14.08	10.66
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31
Pacer Swan SOS Moderate (July) ETF	PAGE 1	TSR-AR-69374H493

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$92,141,282
Number of Holdings	4
Net Advisory Fee	$483,248
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	106.3%
Written Options	-7.2%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86	103.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23 (Short)	-6.1%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (July) ETF	PAGE 2	TSR-AR-69374H493

Pacer Swan SOS Moderate (October) ETF
PSMO (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (October) ETF	$64	0.60%
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (October) ETF (PSMO) returned +12.39% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSMO’s moderate defined-outcome, buffer-oriented approach delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by its structured exposure to market gains including buffer features, while its capped upside and emphasis on downside protection modestly detracted from results relative to the broader equity market. The fund’s structured outcome mechanics and typical 0.60% expense ratio also influenced relative performance versus the S&P 500.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Moderate (October) ETF NAV	12.39	10.14
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99
Pacer Swan SOS Moderate (October) ETF	PAGE 1	TSR-AR-69374H485

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,583,633
Number of Holdings	4
Net Advisory Fee	$516,446
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.6%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06 (Short)	-3.5%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer Swan SOS Moderate (October) ETF	PAGE 2	TSR-AR-69374H485

Pacer US Cash Cows Bond ETF
MILK (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Pacer US Cash Cows Bond ETF for the period of December 17, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer US Cash Cows Bond ETF	$44	0.49%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to outperform traditional US corporate bond strategies and enhance portfolio yield by investing in corporate bonds issued by companies from the Pacer US Cash Cows 100 Index and/or the Pacer US Large Cap Cash Cows Growth Leaders Index.

From December 17, 2024 (the fund’s inception date) through October 31, 2025, the Pacer US Cash Cows Bond ETF (MILK) delivered a total return of 5.54% (NAV), slightly trailing its underlying Solactive Pacer US Cash Cows Bond Index’s return of 5.97% and the iBoxx Investment Grade Index return of 6.29%. Performance was supported by exposure to U.S. corporate bonds with strong free cash flow, while results were modestly limited by tracking differences, fees, and periods of corporate credit spread volatility.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/17/2024)
Pacer US Cash Cows Bond ETF NAV	5.54
Solactive Pacer US Cash Cows Bond Index	5.97
iBoxx Investment Grade Index	6.29
Pacer US Cash Cows Bond ETF	PAGE 1	TSR-AR-69374H279

Visit https://www.paceretfs.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,034,320
Number of Holdings	102
Net Advisory Fee	$17,657
Portfolio Turnover	95%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Energy	19.8%
Health Care	18.3%
Consumer Staples	16.2%
Information Technology	15.6%
Consumer Discretionary	15.0%
Communication Services	5.9%
Industrials	3.5%
Materials	1.9%
Cash & Other	3.8%

Top 10 Issuers	(%)
Aptiv Swiss Holdings Ltd.	4.0%
Expand Energy Corp.	4.0%
HCA, Inc.	4.0%
Altria Group, Inc.	4.0%
Pilgrim’s Pride Corp.	3.9%
Occidental Petroleum Corp.	3.9%
Kraft Heinz Foods Co.	3.5%
TransDigm, Inc.	3.5%
Leggett & Platt, Inc.	3.0%
HF Sinclair Corp.	3.0%
*	Percentages are stated as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.paceretfs.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacer Advisors, Inc. documents not be householded, please contact Pacer Advisors, Inc. at 877-337-0500, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacer Advisors, Inc. or your financial intermediary.
Pacer US Cash Cows Bond ETF	PAGE 2	TSR-AR-69374H279

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Deborah Wolk is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to services not covered within the other services. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$215,800	$157,700
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$31,200	$22,800
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Sanville & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Jane Sagendorph, Colin Lake and Deborah Wolk.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Pacer Funds
Pacer American Energy Independence ETF Ticker: USAI
Pacer BlueStar Digital Entertainment ETF Ticker: ODDS
Pacer Bluestar Engineering the Future ETF Ticker: BULD
Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF Ticker: QQWZ
Pacer Developed Markets Cash Cows Growth Leaders ETF Ticker: EAFG
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF Ticker: QSIX
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF Ticker: QDPL
Pacer PE/VC ETF Ticker: PEVC
Pacer S&P 500 Quality FCF Aristocrats ETF Ticker: LCOW
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF Ticker: MCOW
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF Ticker: SCOW
Pacer Solactive Whitney Future of Warfare ETF Ticker: FOWF
Pacer Swan SOS Conservative (April) ETF Ticker: PSCW
Pacer Swan SOS Conservative (January) ETF Ticker: PSCX
Pacer Swan SOS Conservative (July) ETF Ticker: PSCJ
Pacer Swan SOS Conservative (October) ETF Ticker: PSCQ
Pacer Swan SOS Flex (April) ETF Ticker: PSFM
Pacer Swan SOS Flex (January) ETF Ticker: PSFD
Pacer Swan SOS Flex (July) ETF Ticker: PSFJ
Pacer Swan SOS Flex (October) ETF Ticker: PSFO
Pacer Swan SOS Fund of Funds ETF Ticker: PSFF
Pacer Swan SOS Moderate (April) ETF Ticker: PSMR
Pacer Swan SOS Moderate (January) ETF Ticker: PSMD
Pacer Swan SOS Moderate (July) ETF Ticker: PSMJ
Pacer Swan SOS Moderate (October) ETF Ticker: PSMO
Pacer US Cash Cows Bond ETF Ticker: MILK
Core Financial Statements
October 31, 2025

PACER AMERICAN ENERGY INDEPENDENCE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Energy - 99.6%(a)
Antero Midstream Corp.(b)	128,538	$2,217,280
Archrock, Inc.	87,663	2,215,244
Cheniere Energy, Inc.	26,233	5,561,396
DT Midstream, Inc.	28,197	3,087,290
Enbridge, Inc.(b)	123,143	5,742,078
Energy Transfer LP	353,655	5,952,014
Enterprise Products Partners LP	113,026	3,480,071
Excelerate Energy, Inc. - Class A	68,172	1,766,337
Genesis Energy LP	82,867	1,355,704
Gibson Energy, Inc.	103,281	1,760,685
Hess Midstream LP - Class A	62,183	2,111,113
Keyera Corp.	78,392	2,314,508
Kinder Morgan, Inc.	222,634	5,830,784
Kinetik Holdings, Inc.(b)	41,813	1,610,219
Kodiak Gas Services, Inc.(b)	55,026	2,029,359
MPLX LP	71,345	3,621,472
NextDecade Corp.(b)(c)	246,156	1,459,705
ONEOK, Inc.(b)	49,522	3,317,974
Pembina Pipeline Corp.	89,409	3,382,440
Plains GP Holdings LP - Class A	112,946	1,950,577
Targa Resources Corp.	21,479	3,308,625
TC Energy Corp.	114,406	5,740,896
Venture Global, Inc. - Class A(b)	171,865	1,472,883
Western Midstream Partners LP(b)	56,800	2,128,296
Williams Cos., Inc.	100,556	5,819,176
TOTAL COMMON STOCKS (Cost $60,379,370)		79,236,126
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	18,584,090	18,584,090
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,584,090)		18,584,090
TOTAL INVESTMENTS - 123.0% (Cost $78,963,460)		$97,820,216
Liabilities in Excess of Other Assets - (23.0)%		(18,264,483)
TOTAL NET ASSETS - 100.0%		$79,555,733

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
LP - Limited Partnership
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $17,914,057.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

PACER BLUESTAR DIGITAL ENTERTAINMENT ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 50.3%(a)
Better Collective AS(b)	4,813	$59,475
Capcom Co. Ltd.	2,731	71,512
CD Projekt SA	886	60,939
China Ruyi Holdings Ltd.(b)	162,490	57,911
Electronic Arts, Inc.	763	152,646
Embracer Group AB(b)	5,510	57,581
Hacksaw AB(b)	13,352	106,746
International Games System Co. Ltd.	2,724	63,800
Kingsoft Corp. Ltd.	13,590	59,206
Konami Group Corp.	573	95,739
Krafton, Inc.(b)	292	56,566
NCSoft Corp.	374	57,882
NetEase, Inc. - ADR	1,428	200,063
Netmarble Corp.(c)	1,151	43,705
Nexon Co. Ltd.	3,060	62,569
Nintendo Co. Ltd.	3,004	254,371
ROBLOX Corp. - Class A(b)	2,093	238,016
Skillz, Inc.(b)	5,670	37,876
Square Enix Holdings Co. Ltd.	2,622	50,821
Take-Two Interactive Software, Inc.(b)	569	145,874
Tencent Holdings Ltd.	5,470	442,684
Ubisoft Entertainment SA(b)	5,088	45,489
XD, Inc.	5,435	47,167
		2,468,638
Consumer Discretionary - 47.1%(a)
Aristocrat Leisure Ltd.	2,505	103,888
Bandai Namco Holdings, Inc.	2,818	87,839
Betsson AB	7,168	112,287
DraftKings, Inc.(b)	9,748	298,191
Entain PLC	16,079	167,398
Evoke PLC(b)	88,010	49,780
Evolution AB(c)	4,766	318,922
Flutter Entertainment PLC(b)	1,531	356,095
GameStop Corp.(b)(d)	3,036	67,672
Genius Sports Ltd.(b)	11,082	124,783
Jumbo Interactive Ltd.	10,306	79,208
Kambi Group PLC(b)	4,876	56,914
Playtech PLC(b)	20,211	69,971
PointsBet Holdings Ltd.(b)	63,215	39,935
Rank Group PLC	37,040	57,717
Rush Street Interactive, Inc.(b)	5,033	85,360
Sportradar Group AG(b)	5,000	128,050
Super Group SGHC Ltd.	10,382	112,126
		2,316,136
Information Technology - 2.5%
Micro-Star International Co. Ltd.	13,590	48,408
Unity Software, Inc.(b)	1,944	73,677
		122,085
TOTAL COMMON STOCKS (Cost $4,957,751)		4,906,859

	Contracts	Value
WARRANTS - 0.0%(e)
Consumer Discretionary - 0.0%(e)
GameStop Corp., Expires 10/30/2026, Exercise Price $32.00(b)	304	$911
TOTAL WARRANTS (Cost $0)		911
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(f)	67,053	67,053
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $67,053)		67,053
TOTAL INVESTMENTS - 101.3% (Cost $5,024,804)		$4,974,823
Liabilities in Excess of Other Assets - (1.3)%		(65,076)
TOTAL NET ASSETS - 100.0%		$4,909,747

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $362,627 or 7.4% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $64,284.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

PACER BLUESTAR ENGINEERING THE FUTURE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 1.4%
Denso Corp.	1,645	$23,081
Energy - 0.2%
Oceaneering International, Inc.(a)	122	2,842
Health Care - 0.3%
BICO Group AB(a)	2,645	5,974
Industrials - 34.4%(b)
3D Systems Corp.(a)	53,574	153,222
Amada Co. Ltd.	337	4,031
ANDRITZ AG	75	5,679
ATS Corp.(a)	99	2,718
Daifuku Co. Ltd.	282	9,021
Emerson Electric Co.	346	48,291
FANUC Corp.	506	16,124
IMI PLC	216	6,777
Kadant, Inc.	9	2,490
Konecranes Oyj	71	7,015
Krones AG	20	2,904
Lincoln Electric Holdings, Inc.	41	9,612
Nano Dimension Ltd. - ADR(a)	31,263	54,085
Proto Labs, Inc.(a)	2,880	143,309
Rockwell Automation, Inc.	64	23,575
Stratasys Ltd.(a)	7,221	76,687
Yaskawa Electric Corp.	191	5,263
		570,803
Information Technology - 63.6%(b)
Advantest Corp.	348	52,260
Amkor Technology, Inc.	139	4,487
Applied Materials, Inc.	468	109,091
ASM International NV	31	20,108
ASML Holding NV	144	152,529
Autodesk, Inc.(a)	381	114,811
Axcelis Technologies, Inc.(a)	41	3,262
Azbil Corp.	393	3,884
BE Semiconductor Industries NV	57	9,710
Bentley Systems, Inc. - Class B	513	26,076
Camtek Ltd./Israel(a)(c)	42	5,200
Dassault Systemes SE	2,153	61,205
Disco Corp.	58	19,431
Keyence Corp.	139	51,763
KLA Corp.	78	94,282
Kokusai Electric Corp.	134	4,934
Kulicke & Soffa Industries, Inc.	74	2,955
Lam Research Corp.(c)	739	116,363
Lasertec Corp.	63	11,618
Materialise NV - ADR(a)	2,180	13,952
Nemetschek SE	173	19,968
Nova Ltd.(a)(c)	19	6,548
Omron Corp.	166	4,644
Onto Innovation, Inc.(a)	44	5,938

	Shares	Value
PTC, Inc.(a)	235	$46,657
Renishaw PLC	69	3,205
SCREEN Holdings Co. Ltd.	78	7,435
Teradyne, Inc.	99	17,994
Tokyo Electron Ltd.	252	55,911
Tokyo Seimitsu Co. Ltd.	49	3,391
Yokogawa Electric Corp.	203	6,092
		1,055,704
TOTAL COMMON STOCKS (Cost $1,273,277)		1,658,404
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	127,091	127,091
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $127,091)		127,091
TOTAL INVESTMENTS - 107.6% (Cost $1,400,368)		$1,785,495
Liabilities in Excess of Other Assets - (7.6)%		(125,376)
TOTAL NET ASSETS - 100.0%		$1,660,119

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $121,569.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

PACER CASH COWZ 100-NASDAQ 100 ROTATOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 14.8%
Alphabet, Inc. - Class A	1,178	$331,242
Alphabet, Inc. - Class C	1,100	310,002
Charter Communications, Inc. - Class A(a)	68	15,901
Comcast Corp. - Class A	1,833	51,022
Electronic Arts, Inc.	124	24,807
Meta Platforms, Inc. - Class A	439	284,626
Netflix, Inc.(a)	211	236,079
Take-Two Interactive Software, Inc.(a)	91	23,330
T-Mobile US, Inc.	559	117,418
Trade Desk, Inc. - Class A(a)	222	11,162
Warner Bros Discovery, Inc.(a)	1,232	27,658
		1,433,247
Consumer Discretionary - 13.2%
Airbnb, Inc. - Class A(a)	213	26,953
Amazon.com, Inc.(a)	2,155	526,294
Booking Holdings, Inc.	16	81,244
DoorDash, Inc. - Class A(a)	199	50,620
Lululemon Athletica, Inc.(a)	57	9,721
Marriott International, Inc. - Class A	135	35,178
MercadoLibre, Inc.(a)	25	58,182
O’Reilly Automotive, Inc.(a)	421	39,759
PDD Holdings, Inc. - ADR(a)	331	44,642
Ross Stores, Inc.	163	25,904
Starbucks Corp.	566	45,772
Tesla Motors, Inc.(a)	739	337,398
		1,281,667
Consumer Staples - 4.3%
Coca-Cola Europacific Partners PLC	227	20,164
Costco Wholesale Corp.	220	200,519
Keurig Dr Pepper, Inc.	675	18,333
Mondelez International, Inc. - Class A	645	37,062
Monster Beverage Corp.(a)	484	32,346
PepsiCo, Inc.	680	99,341
The Kraft Heinz Co.	588	14,541
		422,306
Energy - 0.5%
Baker Hughes Co.	491	23,769
Diamondback Energy, Inc.	144	20,620
		44,389
Financials - 0.3%
PayPal Holdings, Inc.(a)	476	32,973
Health Care - 4.4%
Amgen, Inc.	267	79,681
AstraZeneca PLC - ADR	292	24,061
Biogen, Inc.(a)	73	11,262
DexCom, Inc.(a)	195	11,353
GE HealthCare Technologies, Inc.	226	16,938
Gilead Sciences, Inc.	616	73,790

	Shares	Value
IDEXX Laboratories, Inc.(a)	39	$24,551
Intuitive Surgical, Inc.(a)	178	95,102
Regeneron Pharmaceuticals, Inc.	51	33,242
Vertex Pharmaceuticals, Inc.(a)	127	54,047
		424,027
Industrials - 3.8%
Automatic Data Processing, Inc.	201	52,320
Axon Enterprise, Inc.(a)	40	29,289
Cintas Corp.	200	36,654
Copart, Inc.(a)	480	20,645
CSX Corp.	930	33,499
Fastenal Co.	570	23,456
Honeywell International, Inc.	315	63,419
Old Dominion Freight Line, Inc.	105	14,744
PACCAR, Inc.	260	25,584
Paychex, Inc.	180	21,065
Thomson Reuters Corp.	225	34,439
Verisk Analytics, Inc.	69	15,094
		370,208
Information Technology - 56.1%(b)
Adobe, Inc.(a)	211	71,805
Advanced Micro Devices, Inc.(a)	808	206,945
Analog Devices, Inc.	244	57,128
Apple, Inc.	3,000	811,110
Applied Materials, Inc.	395	92,075
AppLovin Corp. - Class A(a)	153	97,512
ARM Holdings PLC - ADR(a)	67	11,378
ASML Holding NV	43	45,547
Atlassian Corp. - Class A(a)	81	13,723
Autodesk, Inc.(a)	106	31,942
Broadcom, Inc.	1,575	582,167
Cadence Design System, Inc.(a)	135	45,723
CDW Corp.	65	10,359
Cisco Systems, Inc.	1,966	143,734
Cognizant Technology Solutions Corp. - Class A	242	17,637
Crowdstrike Holdings, Inc. - Class A(a)	124	67,333
Datadog, Inc. - Class A(a)	161	26,212
Fortinet, Inc.(a)	379	32,757
GlobalFoundries, Inc.(a)	274	9,754
Intel Corp.(a)	2,178	87,098
Intuit, Inc.	138	92,122
KLA Corp.	65	78,568
Lam Research Corp.	632	99,515
Marvell Technology, Inc.	427	40,027
Microchip Technology, Inc.	270	16,853
Micron Technology, Inc.	555	124,192
Microsoft Corp.	1,504	778,786
MicroStrategy, Inc. - Class A(a)	131	35,306
NVIDIA Corp.	4,916	995,441
NXP Semiconductors NV	125	26,140
ON Semiconductor Corp.(a)	203	10,166
Palantir Technologies, Inc. - Class A(a)	1,137	227,934

The accompanying notes are an integral part of these financial statements.

4

PACER CASH COWZ 100-NASDAQ 100 ROTATOR ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Palo Alto Networks, Inc.(a)	331	$72,900
Qualcomm, Inc.	538	97,324
Roper Technologies, Inc.	53	23,646
Shopify, Inc. - Class A(a)	604	105,012
Synopsys, Inc.(a)	92	41,751
Texas Instruments, Inc.	451	72,819
Workday, Inc. - Class A(a)	107	25,672
Zscaler, Inc.(a)	77	25,498
		5,451,611
Materials - 1.0%
Linde PLC	233	97,464
Solstice Advanced Materials, Inc.(a)	79	3,549
		101,013
Real Estate - 0.2%
CoStar Group, Inc.(a)	210	14,450
Utilities - 1.4%
American Electric Power Co., Inc.	266	31,989
Constellation Energy Corp.	155	58,435
Exelon Corp.	500	23,060
Xcel Energy, Inc.	295	23,945
		137,429
TOTAL COMMON STOCKS (Cost $9,081,190)		9,713,320
TOTAL INVESTMENTS - 100.0% (Cost $9,081,190)		$9,713,320
Other Assets in Excess of Liabilities - (0.0)(c)		3,179
TOTAL NET ASSETS - 100.0%		$9,716,499

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

PACER DEVELOPED MARKETS CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 11.0%
Aristocrat Leisure Ltd.	404	$16,746
BHP Group Ltd.	994	28,259
CAR Group Ltd.	986	23,031
Computershare Ltd.	597	14,285
CSL Ltd.	82	9,577
Evolution Mining Ltd.	11,283	80,174
Fortescue Ltd.	2,836	39,506
Pro Medicus Ltd.	188	32,426
REA Group Ltd.	138	19,240
Transurban Group	2,943	27,883
WiseTech Global Ltd.	506	22,884
		314,011
Belgium - 1.9%
Anheuser-Busch InBev SA	291	17,744
UCB SA	148	37,956
		55,700
Britain - 1.0%
Ashtead Group PLC	444	29,596
Denmark - 3.3%
AP Moller - Maersk AS - Class B	14	28,858
Coloplast A/S - Class B	123	11,117
Genmab AS(a)	78	22,128
Novo Nordisk AS	141	6,876
Novozymes A/S	275	16,435
Pandora AS	73	9,775
		95,189
Finland - 2.9%
Wartsila OYJ Abp	2,495	81,588
France - 2.9%
Dassault Systemes SE	315	8,943
Hermes International SCA	5	12,385
L’Oreal SA	83	34,694
LVMH Moet Hennessy Louis Vuitton SE	18	12,700
Sanofi SA	133	13,429
		82,151
Germany - 1.0%
Deutsche Telekom AG	429	13,297
SAP SE	54	13,970
		27,267
Hong Kong - 3.5%
Galaxy Entertainment Group Ltd.	7,790	38,817
Power Assets Holdings Ltd.	2,124	13,492
Yangzijiang Shipbuilding Holdings Ltd.	17,292	46,764
		99,073
Ireland - 0.6%
Experian PLC	384	17,893

	Shares	Value
Israel - 2.5%
Check Point Software Technologies Ltd.(a)	61	$11,937
CyberArk Software Ltd.(a)(b)	80	41,662
Monday.com Ltd.(a)	43	8,825
Wix.com Ltd.(a)	57	8,296
		70,720
Italy - 0.9%
Ferrari NV	32	12,780
Moncler SpA	199	11,928
		24,708
Japan - 21.2%
Advantest Corp.	831	124,750
Capcom Co. Ltd.	799	20,915
Chugai Pharmaceutical Co. Ltd.	267	12,213
FANUC Corp.	545	17,360
Hoya Corp.	167	27,183
Inpex Corp.	2,827	52,115
Keyence Corp.	38	14,146
Lasertec Corp.	297	54,752
LY Corp.	4,210	12,375
Murata Manufacturing Co. Ltd.	858	18,885
Nexon Co. Ltd.	3,946	80,656
Obic Co. Ltd.	1,035	32,149
Recruit Holdings Co. Ltd.	269	13,454
Sanrio Co. Ltd.	720	33,437
Shin-Etsu Chemical Co. Ltd.	577	17,429
Shionogi & Co. Ltd.	1,513	25,330
Sony Financial Holdings, Inc.(a)	812	819
Sony Group Corp.	812	22,825
Takeda Pharmaceutical Co. Ltd.	566	15,253
ZOZO, Inc.	1,288	11,145
		607,191
Luxembourg - 0.6%
Tenaris SA	813	16,198
Mexico - 4.7%
Fresnillo PLC	4,647	135,648
Netherlands - 7.7%
Argenx SE(a)	32	26,026
ASM International NV	25	16,195
ASML Holding NV	23	24,339
BE Semiconductor Industries NV	262	44,574
Koninklijke KPN NV	7,572	35,068
Prosus NV	931	64,312
Wolters Kluwer NV	83	10,165
		220,679
New Zealand - 0.5%
Xero Ltd.(a)	152	14,421
Norway - 1.0%
Kongsberg Gruppen ASA	1,176	30,075

The accompanying notes are an integral part of these financial statements.

6

PACER DEVELOPED MARKETS CASH COWS GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - 0.7%
Grab Holdings Ltd. - Class A(a)	3,217	$19,334
Spain - 2.6%
Aena SME SA(c)	1,499	40,690
Amadeus IT Holding SA	268	20,487
Industria de Diseno Textil SA	254	14,024
		75,201
Sweden - 5.0%
Atlas Copco AB - Class A	792	13,351
Evolution AB(c)	273	18,253
Hexagon AB - Class B	1,228	15,065
Spotify Technology SA(a)(b)	33	21,626
Tele2 AB - Class B	3,651	57,819
Telefonaktiebolaget LM Ericsson - Class B	1,763	17,778
		143,892
Switzerland - 10.8%
Cie Financiere Richemont SA	63	12,424
Galderma Group AG	327	60,341
Geberit AG	50	36,471
LafargeHolcim Ltd.	819	72,603
Logitech International SA	169	20,303
Novartis AG	212	26,151
Roche Holding AG	43	13,834
Sonova Holding AG	42	11,409
Swisscom AG	54	39,556
VAT Group AG(c)	33	14,365
		307,457
United Kingdom - 13.5%
AstraZeneca PLC	110	18,020
British American Tobacco PLC	1,113	57,082
Haleon PLC	2,937	13,662
Halma PLC	881	41,040
Informa PLC	1,660	21,105
Next PLC	248	46,589
Pearson PLC	778	10,834
Reckitt Benckiser Group PLC	306	23,380
RELX PLC	302	13,318
Rolls-Royce Holdings PLC	5,016	76,900
Sage Group PLC	870	13,138
Vodafone Group PLC	41,680	50,451
		385,519
TOTAL COMMON STOCKS (Cost $2,628,915)		2,853,511

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	60,822	$60,822
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $60,822)		60,822
TOTAL INVESTMENTS - 101.9% (Cost $2,689,737)		$2,914,333
Liabilities in Excess of Other Assets - (1.9)%		(55,662)
TOTAL NET ASSETS - 100.0%		$ 2,858,671

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $59,894.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $73,308 or 2.6% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

PACER METAURUS NASDAQ 100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 13.7%
Alphabet, Inc. - Class A	1,513	$425,441
Alphabet, Inc. - Class C(a)	1,417	399,339
Charter Communications, Inc. - Class A(a)(b)	87	20,344
Comcast Corp. - Class A	2,382	66,303
Electronic Arts, Inc.	161	32,210
Meta Platforms, Inc. - Class A	563	365,021
Netflix, Inc.(b)	273	305,449
Take-Two Interactive Software, Inc.(b)	115	29,483
T-Mobile US, Inc.	724	152,076
Trade Desk, Inc. - Class A(b)	287	14,430
Warner Bros Discovery, Inc.(b)	1,583	35,538
		1,845,634
Consumer Discretionary - 12.2%
Airbnb, Inc. - Class A(b)	275	34,799
Amazon.com, Inc.(b)	2,760	674,047
Booking Holdings, Inc.	21	106,633
DoorDash, Inc. - Class A(b)	254	64,610
Lululemon Athletica, Inc.(b)	72	12,279
Marriott International, Inc. - Class A(a)	175	45,601
MercadoLibre, Inc.(a)(b)	31	72,145
O’Reilly Automotive, Inc.(a)(b)	547	51,659
PDD Holdings, Inc. - ADR(b)	427	57,589
Ross Stores, Inc.	210	33,373
Starbucks Corp.(a)	728	58,873
Tesla Motors, Inc.(b)	946	431,906
		1,643,514
Consumer Staples - 4.0%
Coca-Cola Europacific Partners PLC	294	26,116
Costco Wholesale Corp.	282	257,029
Keurig Dr Pepper, Inc.(a)	869	23,602
Mondelez International, Inc. - Class A	827	47,519
Monster Beverage Corp.(b)	624	41,702
PepsiCo, Inc.	876	127,975
The Kraft Heinz Co.	757	18,721
		542,664
Energy - 0.4%
Baker Hughes Co.	632	30,595
Diamondback Energy, Inc.	185	26,490
		57,085
Financials - 0.3%
PayPal Holdings, Inc.(b)	623	43,155
Health Care - 4.0%
Amgen, Inc.	344	102,660
AstraZeneca PLC - ADR	380	31,312
Biogen, Inc.(b)	93	14,347
DexCom, Inc.(b)	248	14,439
GE HealthCare Technologies, Inc.	290	21,735
Gilead Sciences, Inc.	794	95,113

	Shares	Value
IDEXX Laboratories, Inc.(a)(b)	50	$31,475
Intuitive Surgical, Inc.(b)	227	121,282
Regeneron Pharmaceuticals, Inc.	66	43,019
Vertex Pharmaceuticals, Inc.(b)	163	69,368
		544,750
Industrials - 3.5%
Automatic Data Processing, Inc.(a)	259	67,418
Axon Enterprise, Inc.(b)	49	35,879
Cintas Corp.	259	47,467
Copart, Inc.(b)	617	26,537
CSX Corp.	1,200	43,224
Fastenal Co.(a)	735	30,245
Honeywell International, Inc.	409	82,344
Old Dominion Freight Line, Inc.	134	18,816
PACCAR, Inc.	336	33,063
Paychex, Inc.	231	27,034
Thomson Reuters Corp.	287	43,928
Verisk Analytics, Inc.	87	19,032
		474,987
Information Technology - 51.9%(c)
Adobe, Inc.(b)	273	92,905
Advanced Micro Devices, Inc.(b)	1,037	265,596
Analog Devices, Inc.	316	73,985
Apple, Inc.(a)	3,885	1,050,387
Applied Materials, Inc.	512	119,347
AppLovin Corp. - Class A(b)	197	125,554
ARM Holdings PLC - ADR(a)(b)	85	14,435
ASML Holding NV	56	59,317
Atlassian Corp. - Class A(b)	105	17,789
Autodesk, Inc.(b)	135	40,681
Broadcom, Inc.	2,023	747,762
Cadence Design System, Inc.(b)	175	59,271
CDW Corp.	84	13,387
Cisco Systems, Inc.	2,534	185,261
Cognizant Technology Solutions Corp. - Class A	315	22,957
Crowdstrike Holdings, Inc. - Class A(a)(b)	157	85,253
Datadog, Inc. - Class A(b)	204	33,213
Fortinet, Inc.(a)(b)	490	42,351
GlobalFoundries, Inc.(a)(b)	352	12,531
Intel Corp.(b)	2,789	111,532
Intuit, Inc.	177	118,156
KLA Corp.	84	101,534
Lam Research Corp.(a)	819	128,960
Marvell Technology, Inc.	549	51,463
Microchip Technology, Inc.	344	21,472
Micron Technology, Inc.	715	159,996
Microsoft Corp.	1,933	1,000,927
MicroStrategy, Inc. - Class A(b)	162	43,661
NVIDIA Corp.	6,345	1,284,799
NXP Semiconductors NV	161	33,668
ON Semiconductor Corp.(b)	267	13,371

The accompanying notes are an integral part of these financial statements.

8

PACER METAURUS NASDAQ 100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Palantir Technologies, Inc. - Class A(b)	1,449	$290,481
Palo Alto Networks, Inc.(b)	427	94,043
Qualcomm, Inc.	702	126,992
Roper Technologies, Inc.	66	29,446
Shopify, Inc. - Class A(b)	778	135,263
Synopsys, Inc.(b)	116	52,643
Texas Instruments, Inc.	581	93,808
Workday, Inc. - Class A(b)	136	32,629
Zscaler, Inc.(b)	99	32,783
		7,019,609
Materials - 1.0%
Linde PLC	301	125,908
Solstice Advanced Materials, Inc.(b)	102	4,586
		130,494
Real Estate - 0.1%
CoStar Group, Inc.(b)	268	18,441
Utilities - 1.3%
American Electric Power Co., Inc.(a)	339	40,768
Constellation Energy Corp.	199	75,023
Exelon Corp.(a)	645	29,748
Xcel Energy, Inc.(a)	367	29,789
		175,328
TOTAL COMMON STOCKS (Cost $10,518,041)		12,495,661
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	1,865,807	1,865,807
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,865,807)		1,865,807
TOTAL INVESTMENTS - 106.2% (Cost $12,383,848)		$14,361,468
Liabilities in Excess of Other Assets - (6.2)%		(839,033)
TOTAL NET ASSETS - 100.0%		$13,522,435

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,818,174.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

PACER METAURUS NASDAQ 100 DIVIDEND MULTIPLIER 600 ETF
SCHEDULE OF FUTURES CONTRACTS
October 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	23	12/19/2025	$368,000	$(5,389)
S&P 500 Annual Dividend Index	24	12/18/2026	413,760	11,258
S&P 500 Annual Dividend Index	28	12/17/2027	491,400	14,082
Net Unrealized Appreciation (Depreciation)				$19,951

The accompanying notes are an integral part of these financial statements.

10

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 90.0%
Communication Services - 9.2%
Alphabet, Inc. - Class A	121,380	$34,130,842
Alphabet, Inc. - Class C	97,436	27,459,414
AT&T, Inc.	149,222	3,693,244
Charter Communications, Inc. - Class A(a)(b)	1,898	443,828
Comcast Corp. - Class A	76,873	2,139,760
Electronic Arts, Inc.	4,676	935,481
Fox Corp. - Class A	4,372	282,650
Fox Corp. - Class B	3,048	178,034
Interpublic Group of Cos., Inc.	7,628	195,734
Live Nation Entertainment, Inc.(a)(b)	3,284	491,056
Match Group, Inc.(b)	4,984	161,183
Meta Platforms, Inc. - Class A	45,247	29,335,892
Netflix, Inc.(a)	8,845	9,896,317
News Corp. - Class A	7,832	207,548
News Corp. - Class B(b)	2,561	78,034
Omnicom Group, Inc.	4,002	300,230
Paramount Skydance Corp.(b)	6,435	99,035
Take-Two Interactive Software, Inc.(a)	3,596	921,907
TKO Group Holdings, Inc.	1,422	267,905
T-Mobile US, Inc.	10,068	2,114,783
Trade Desk, Inc. - Class A(a)	9,259	465,543
Verizon Communications, Inc.	87,975	3,496,126
Walt Disney Co.	37,523	4,225,840
Warner Bros Discovery, Inc.(a)	51,643	1,159,385
		122,679,771
Consumer Discretionary - 9.6%
Airbnb, Inc. - Class A(a)	8,928	1,129,749
Amazon.com, Inc.(a)	202,577	49,473,355
Aptiv PLC(a)	4,527	367,140
AutoZone, Inc.(a)(b)	333	1,223,585
Best Buy Co., Inc.	4,058	333,324
Booking Holdings, Inc.	646	3,280,220
Carnival Corp.(a)	22,624	652,250
Chipotle Mexican Grill, Inc.(a)	27,946	885,609
Darden Restaurants, Inc.	2,426	437,044
Deckers Outdoor Corp.(a)	3,051	248,656
Domino’s Pizza, Inc.	623	248,241
DoorDash, Inc. - Class A(a)	7,706	1,960,175
DR Horton, Inc.	5,761	858,850
eBay, Inc.	9,530	774,884
Expedia Group, Inc.	2,449	538,780
Ford Motor Co.	81,569	1,071,001
Garmin Ltd.	3,401	727,610
General Motors Co.	19,867	1,372,611
Genuine Parts Co.	2,866	364,870
Hasbro, Inc.	2,749	209,776
Hilton Worldwide Holdings, Inc.	4,875	1,252,680
Home Depot, Inc.	20,768	7,883,325
Las Vegas Sands Corp.	6,438	382,095
Lennar Corp. - Class A	4,724	584,689

	Shares	Value
LKQ Corp.	5,362	$171,370
Lowe’s Cos., Inc.	11,686	2,782,787
Lululemon Athletica, Inc.(a)	2,267	386,614
Marriott International, Inc. - Class A	4,679	1,219,254
McDonald’s Corp.	14,879	4,440,340
MGM Resorts International(a)	4,256	136,320
Mohawk Industries, Inc.(a)	1,087	123,527
NIKE, Inc. - Class B(b)	24,757	1,599,055
Norwegian Cruise Line Holdings Ltd.(a)	9,430	211,421
NVR, Inc.(a)	57	411,017
O’Reilly Automotive, Inc.(a)(b)	17,709	1,672,438
Pool Corp.	655	174,924
PulteGroup, Inc.	4,074	488,350
Ralph Lauren Corp.	771	246,458
Ross Stores, Inc.	6,801	1,080,815
Royal Caribbean Cruises Ltd.(b)	5,269	1,511,307
Starbucks Corp.(b)	23,687	1,915,568
Tapestry, Inc.	4,336	476,180
Tesla Motors, Inc.(a)	58,555	26,733,871
TJX Cos., Inc.	23,267	3,260,637
Tractor Supply Co.(b)	11,032	596,942
Ulta Beauty, Inc.(a)	896	465,812
Williams-Sonoma, Inc.	2,545	494,595
Wynn Resorts Ltd.	1,730	205,853
Yum! Brands, Inc.	5,766	796,919
		127,862,893
Consumer Staples - 4.3%
Altria Group, Inc.	35,031	1,975,048
Archer-Daniels-Midland Co.	9,999	605,239
Brown-Forman Corp. - Class B(b)	3,651	99,417
Bunge Global SA	2,885	272,921
Church & Dwight Co., Inc.	5,043	442,221
Clorox Co.	2,531	284,636
Coca-Cola Co.	80,811	5,567,878
Colgate-Palmolive Co.	16,859	1,298,986
Conagra Brands, Inc.	9,970	171,384
Constellation Brands, Inc. - Class A	2,940	386,257
Costco Wholesale Corp.	9,214	8,398,100
Dollar General Corp.	4,573	451,172
Dollar Tree, Inc.(a)	4,010	397,471
Estee Lauder Cos., Inc. - Class A(b)	4,856	469,527
General Mills, Inc.	11,127	518,629
Hershey Co.	3,047	516,863
Hormel Foods Corp.	6,043	130,468
J M Smucker Co.	2,220	229,881
Kellanova	5,593	464,555
Kenvue, Inc.	40,032	575,260
Keurig Dr Pepper, Inc.	28,341	769,742
Kimberly-Clark Corp.	6,894	825,281
Kroger Co.	12,686	807,210
Lamb Weston Holdings, Inc.	2,871	177,227
McCormick & Co., Inc.	5,278	338,636
Molson Coors Beverage Co. - Class B	3,516	153,720

The accompanying notes are an integral part of these financial statements.

11

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Mondelez International, Inc. - Class A	27,009	$1,551,937
Monster Beverage Corp.(a)	14,863	993,294
PepsiCo, Inc.	28,554	4,171,454
Philip Morris International, Inc.	32,478	4,687,550
Procter & Gamble Co.	48,890	7,351,589
Sysco Corp.	9,939	738,269
Target Corp.	9,478	878,800
The Campbell’s Co.(b)	4,062	122,388
The Kraft Heinz Co.	17,782	439,749
Tyson Foods, Inc. - Class A	5,930	304,861
Walmart, Inc.	91,609	9,268,999
		56,836,619
Energy - 2.6%
APA Corp.(b)	7,459	168,946
Baker Hughes Co.	20,542	994,438
Chevron Corp.	40,141	6,331,038
ConocoPhillips	26,065	2,316,136
Coterra Energy, Inc.	15,913	376,502
Devon Energy Corp.	13,216	429,388
Diamondback Energy, Inc.	3,891	557,152
EOG Resources, Inc.	11,352	1,201,496
EQT Corp.	13,001	696,594
Expand Energy Corp.	4,934	509,731
Exxon Mobil Corp.	88,958	10,173,237
Halliburton Co.	17,790	477,484
Kinder Morgan, Inc.	40,802	1,068,604
Marathon Petroleum Corp.	6,341	1,235,924
Occidental Petroleum Corp.	14,979	617,135
ONEOK, Inc.(b)	13,115	878,705
Phillips 66	8,430	1,147,660
SLB Ltd.	31,143	1,123,017
Targa Resources Corp.	4,476	689,483
Texas Pacific Land Corp.	384	362,258
Valero Energy Corp.	6,473	1,097,562
Williams Cos., Inc.	25,465	1,473,660
		33,926,150
Financials - 11.8%
Aflac, Inc.	10,016	1,073,615
Allstate Corp.	5,486	1,050,679
American Express Co.	11,288	4,071,920
American International Group, Inc.	11,558	912,620
Ameriprise Financial, Inc.	1,926	872,035
Aon PLC - Class A	4,485	1,527,950
Apollo Global Management, Inc.	9,593	1,192,506
Arch Capital Group Ltd.(b)	7,736	667,694
Arthur J Gallagher & Co.	5,344	1,333,275
Assurant, Inc.	1,053	222,941
Bank of America Corp.	142,243	7,602,888
Bank of New York Mellon Corp.	14,713	1,587,974
Berkshire Hathaway, Inc. - Class B(a)	38,238	18,260,175
Blackrock, Inc.	2,964	3,209,449

	Shares	Value
Blackstone, Inc.	15,348	$2,250,631
Block, Inc.(a)	11,469	870,956
Brown & Brown, Inc.	6,074	484,341
Capital One Financial Corp.	13,309	2,927,847
Cboe Global Markets, Inc.	2,178	535,004
Charles Schwab Corp.	35,603	3,365,196
Chubb Ltd.	7,718	2,137,423
Cincinnati Financial Corp.	3,257	503,500
Citigroup, Inc.	38,426	3,889,864
Citizens Financial Group, Inc.	8,973	456,456
CME Group, Inc.	7,511	1,994,095
Coinbase Global, Inc. - Class A(a)	4,696	1,614,391
Corpay, Inc.(a)	1,454	378,549
Erie Indemnity Co. - Class A	507	148,368
Everest Group Ltd.	836	262,939
FactSet Research Systems, Inc.	754	201,167
Fidelity National Information Services, Inc.(b)	10,881	680,280
Fifth Third Bancorp(b)	13,801	574,398
Fiserv, Inc.(a)	11,304	753,864
Franklin Resources, Inc.	6,387	144,410
Global Payments, Inc.	5,023	390,588
Globe Life, Inc.	1,662	218,570
Goldman Sachs Group, Inc.	6,315	4,984,872
Hartford Financial Services Group, Inc.	5,839	725,087
Huntington Bancshares, Inc.(b)	30,576	472,093
Interactive Brokers Group, Inc. - Class A	9,249	650,760
Intercontinental Exchange, Inc.	11,925	1,744,508
Invesco Ltd.	9,265	219,580
Jack Henry & Associates, Inc.	1,498	223,112
JPMorgan Chase & Co.	57,386	17,853,932
KeyCorp.	19,422	341,633
KKR & Co., Inc.	14,283	1,690,107
Loews Corp.	3,530	351,447
M&T Bank Corp.	3,255	598,497
Marsh & McLennan Cos., Inc.	10,221	1,820,871
Mastercard, Inc. - Class A	17,204	9,496,436
MetLife, Inc.	11,650	929,903
Moody’s Corp.	3,216	1,544,645
Morgan Stanley	25,307	4,150,348
MSCI, Inc.	1,589	935,206
Nasdaq, Inc.	9,457	808,479
Northern Trust Corp.	3,952	508,504
PayPal Holdings, Inc.(a)	19,933	1,380,759
PNC Financial Services Group, Inc.	8,177	1,492,711
Principal Financial Group, Inc.	4,228	355,321
Progressive Corp.	12,200	2,513,200
Prudential Financial, Inc.	7,344	763,776
Raymond James Financial, Inc.	3,678	583,588
Regions Financial Corp.	18,583	449,709
Robinhood Markets, Inc. - Class A(a)	16,130	2,367,561
S&P Global, Inc.	6,510	3,171,737
State Street Corp.	5,889	681,122

The accompanying notes are an integral part of these financial statements.

12

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Synchrony Financial	7,743	$575,924
T Rowe Price Group, Inc.	4,566	468,152
Travelers Cos., Inc.	4,675	1,255,798
Truist Financial Corp.	26,873	1,199,342
US Bancorp	32,470	1,515,700
Visa, Inc. - Class A	35,451	12,079,574
W R Berkley Corp.	6,254	446,160
Wells Fargo & Co.	66,850	5,813,944
Willis Towers Watson PLC	1,992	623,695
		156,156,351
Health Care - 8.2%
Abbott Laboratories	36,331	4,491,238
AbbVie, Inc.	36,851	8,034,992
Agilent Technologies, Inc.	5,896	862,939
Align Technology, Inc.(a)	1,390	191,653
Amgen, Inc.	11,199	3,342,118
Baxter International, Inc.	10,706	197,740
Becton Dickinson & Co.	5,947	1,062,788
Biogen, Inc.(a)	3,016	465,278
Bio-Techne Corp.	3,265	204,291
Boston Scientific Corp.(a)	30,893	3,111,543
Bristol-Myers Squibb Co.	42,445	1,955,441
Cardinal Health, Inc.	4,947	943,739
Cencora, Inc.	4,005	1,352,929
Centene Corp.(a)	9,722	343,867
Charles River Laboratories International, Inc.(a)	981	176,649
Cigna Group	5,554	1,357,453
Cooper Cos., Inc.(a)	4,164	291,105
CVS Health Corp.	26,452	2,067,224
Danaher Corp.	13,265	2,857,016
DaVita, Inc.(a)	713	84,861
DexCom, Inc.(a)(b)	8,144	474,144
Edwards Lifesciences Corp.(a)	12,218	1,007,374
Elevance Health, Inc.	4,676	1,483,227
Eli Lilly & Co.	16,549	14,279,470
GE HealthCare Technologies, Inc.	9,522	713,674
Gilead Sciences, Inc.	25,857	3,097,410
HCA Healthcare, Inc.	3,405	1,565,210
Henry Schein, Inc.(a)	2,148	135,754
Hologic, Inc.(a)	4,620	341,464
Humana, Inc.	2,490	692,693
IDEXX Laboratories, Inc.(a)	1,642	1,033,655
Incyte Corp.(a)	3,410	318,767
Insulet Corp.(a)	1,449	453,552
Intuitive Surgical, Inc.(a)	7,473	3,992,675
IQVIA Holdings, Inc.(a)	3,529	763,887
Johnson & Johnson	50,251	9,490,906
Labcorp Holdings, Inc.	1,703	432,494
McKesson Corp.	2,573	2,087,578
Medtronic PLC	26,711	2,422,688
Merck & Co., Inc.	52,128	4,481,965

	Shares	Value
Mettler-Toledo International, Inc.(a)	410	$580,679
Moderna, Inc.(a)	7,183	195,090
Molina Healthcare, Inc.(a)(b)	1,127	172,499
Pfizer, Inc.	118,665	2,925,092
Quest Diagnostics, Inc.	2,322	408,556
Regeneron Pharmaceuticals, Inc.	2,124	1,384,423
ResMed, Inc.	3,012	743,603
Revvity, Inc.	2,407	225,271
Solventum Corp.(a)	3,031	209,260
STERIS PLC	2,010	473,757
Stryker Corp.	7,139	2,543,197
Thermo Fisher Scientific, Inc.	7,855	4,456,849
UnitedHealth Group, Inc.	18,895	6,453,776
Universal Health Services, Inc. - Class B	1,171	254,119
Vertex Pharmaceuticals, Inc.(a)	5,344	2,274,246
Viatris, Inc.	24,315	251,903
Waters Corp.(a)	1,233	431,057
West Pharmaceutical Services, Inc.	1,480	417,464
Zimmer Biomet Holdings, Inc.	4,090	411,290
Zoetis, Inc.	9,209	1,326,925
		108,802,507
Industrials - 7.4%
3M Co.	11,085	1,845,653
A O Smith Corp.	2,371	156,462
Allegion PLC	1,758	291,424
AMETEK, Inc.	4,791	968,309
Automatic Data Processing, Inc.	8,448	2,199,014
Axon Enterprise, Inc.(a)	1,612	1,180,355
Boeing Co.(a)	15,774	3,170,889
Broadridge Financial Solutions, Inc.	2,428	535,131
Builders FirstSource, Inc.(a)	2,297	266,842
Carrier Global Corp.	16,694	993,126
Caterpillar, Inc.	9,759	5,633,480
CH Robinson Worldwide, Inc.(b)	2,447	376,814
Cintas Corp.	7,108	1,302,683
Copart, Inc.(a)	18,528	796,889
CSX Corp.	38,893	1,400,926
Cummins, Inc.	2,840	1,243,011
Dayforce, Inc.(a)	3,323	228,423
Deere & Co.	5,254	2,425,404
Delta Air Lines, Inc.	13,537	776,753
Dover Corp.	2,827	512,987
Eaton Corp. PLC	8,088	3,086,057
EMCOR Group, Inc.	892	602,796
Emerson Electric Co.	11,733	1,637,575
Equifax, Inc.	2,561	540,627
Expeditors International of Washington, Inc.	2,799	341,198
Fastenal Co.(b)	23,952	985,625
FedEx Corp.	4,513	1,145,490
Fortive Corp.	7,025	353,639
GE Vernova, Inc.	5,660	3,311,892
Generac Holdings, Inc.(a)	1,216	204,312

The accompanying notes are an integral part of these financial statements.

13

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
General Dynamics Corp.	5,266	$1,816,243
General Electric Co.	22,120	6,833,974
Honeywell International, Inc.	13,218	2,661,180
Howmet Aerospace, Inc.	8,410	1,732,040
Hubbell, Inc.	1,106	519,820
Huntington Ingalls Industries, Inc.	782	251,820
IDEX Corp.	1,548	265,420
Illinois Tool Works, Inc.(b)	5,521	1,346,682
Ingersoll Rand, Inc.(b)	7,538	575,376
Jacobs Solutions, Inc.	2,476	385,786
JB Hunt Trasport Services, Inc.	1,571	265,279
Johnson Controls International PLC	13,652	1,561,652
L3Harris Technologies, Inc.	3,870	1,118,817
Leidos Holdings, Inc.	2,651	504,936
Lennox International, Inc.	637	321,685
Lockheed Martin Corp.	4,282	2,106,230
Masco Corp.(b)	4,360	282,354
Nordson Corp.	1,117	259,088
Norfolk Southern Corp.	4,660	1,320,551
Northrop Grumman Corp.	2,777	1,620,241
Old Dominion Freight Line, Inc.	3,827	537,387
Otis Worldwide Corp.	8,152	756,180
PACCAR, Inc.	10,935	1,076,004
Parker-Hannifin Corp.	2,641	2,041,044
Paychex, Inc.	6,744	789,250
Paycom Software, Inc.	1,045	195,509
Pentair PLC	3,408	362,441
Quanta Services, Inc.	3,065	1,376,583
Republic Services, Inc.	4,232	881,272
Rockwell Automation, Inc.	2,334	859,752
Rollins, Inc.	5,837	336,270
RTX Corp.	27,898	4,979,793
Snap-On, Inc.	1,087	364,743
Southwest Airlines Co.	10,938	331,421
Stanley Black & Decker, Inc.	3,226	218,465
Textron, Inc.	3,693	298,431
Trane Technologies PLC	4,622	2,073,660
TransDigm Group, Inc.	1,170	1,530,957
Uber Technologies, Inc.(a)	43,488	4,196,592
Union Pacific Corp.	12,337	2,718,705
United Airlines Holdings, Inc.(a)	6,734	633,265
United Parcel Service, Inc. - Class B	15,327	1,477,829
United Rentals, Inc.	1,329	1,157,798
Veralto Corp.(b)	5,135	506,722
Verisk Analytics, Inc.	2,879	629,810
W.W. Grainger, Inc.	877	858,583
Waste Management, Inc.	7,714	1,541,026
Westinghouse Air Brake Technologies Corp.	3,547	725,149
Xylem, Inc.	5,039	760,133
		98,477,734

	Shares	Value
Information Technology - 33.1%(c)
Accenture PLC - Class A	12,977	$3,245,548
Adobe, Inc.(a)	8,830	3,004,937
Advanced Micro Devices, Inc.(a)	33,846	8,668,638
Akamai Technologies, Inc.(a)	2,952	221,695
Amphenol Corp. - Class A	25,460	3,547,596
Analog Devices, Inc.	10,314	2,414,817
Apple, Inc.	309,761	83,750,082
Applied Materials, Inc.	16,745	3,903,260
AppLovin Corp. - Class A(a)	5,630	3,588,168
Arista Networks, Inc.(a)	21,480	3,387,181
Autodesk, Inc.(a)	4,453	1,341,867
Broadcom, Inc.	98,154	36,280,663
Cadence Design System, Inc.(a)	5,665	1,918,679
CDW Corp.	2,706	431,255
Cisco Systems, Inc.	82,633	6,041,299
Cognizant Technology Solutions Corp. - Class A	10,156	740,169
Corning, Inc.	16,240	1,446,659
Crowdstrike Holdings, Inc. - Class A(a)	5,202	2,824,738
Datadog, Inc. - Class A(a)	6,725	1,094,897
Dell Technologies, Inc. - Class C	6,324	1,024,551
EPAM Systems, Inc.(a)	1,157	189,216
F5, Inc.(a)	1,192	301,636
Fair Isaac Corp.(a)	478	793,255
First Solar, Inc.(a)(b)	2,231	595,543
Fortinet, Inc.(a)	13,591	1,174,670
Gartner, Inc.(a)	1,557	386,665
Gen Digital, Inc.	11,686	308,043
GoDaddy, Inc. - Class A(a)	2,853	379,820
Hewlett Packard Enterprise Co.	27,373	668,449
HP, Inc.	19,566	541,391
Intel Corp.(a)	91,365	3,653,686
International Business Machines Corp.	19,411	5,967,136
Intuit, Inc.	5,795	3,868,452
Jabil, Inc.	2,233	493,247
Keysight Technologies, Inc.(a)	3,570	653,167
KLA Corp.	2,724	3,292,608
Lam Research Corp.	26,397	4,156,472
Microchip Technology, Inc.	11,225	700,665
Micron Technology, Inc.	23,338	5,222,344
Microsoft Corp.	155,138	80,332,008
Monolithic Power Systems, Inc.	954	958,770
Motorola Solutions, Inc.(b)	3,461	1,407,623
NetApp, Inc.	4,176	491,849
NVIDIA Corp.	509,298	103,127,752
NXP Semiconductors NV	5,259	1,099,762
ON Semiconductor Corp.(a)	8,526	426,982
Oracle Corp.	34,577	9,080,266
Palantir Technologies, Inc. - Class A(a)	47,439	9,510,096
Palo Alto Networks, Inc.(a)	13,922	3,066,181
PTC, Inc.(a)	2,481	492,578
Qualcomm, Inc.	22,482	4,066,994
Roper Technologies, Inc.	2,238	998,484

The accompanying notes are an integral part of these financial statements.

14

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
salesforce.com, Inc.	19,945	$5,193,878
Seagate Technology Holdings PLC	4,426	1,132,525
ServiceNow, Inc.(a)	4,333	3,983,240
Skyworks Solutions, Inc.	3,053	237,279
Super Micro Computer, Inc.(a)	10,461	543,554
Synopsys, Inc.(a)	3,829	1,737,677
TE Connectivity PLC	6,125	1,512,936
Teledyne Technologies, Inc.(a)	934	492,050
Teradyne, Inc.	3,311	601,807
Texas Instruments, Inc.	18,964	3,061,928
Trimble, Inc.(a)	4,931	393,247
Tyler Technologies, Inc.(a)	862	410,536
VeriSign, Inc.	1,723	413,175
Western Digital Corp.	7,197	1,081,061
Workday, Inc. - Class A(a)	4,492	1,077,721
Zebra Technologies Corp. - Class A(a)	1,060	285,405
		439,440,528
Materials - 1.5%
Air Products & Chemicals, Inc.	4,623	1,121,494
Albemarle Corp.(b)	2,439	239,583
Amcor PLC	48,105	380,030
Avery Dennison Corp.	1,602	280,174
Ball Corp.	5,658	265,926
CF Industries Holdings, Inc.(b)	3,369	280,604
Corteva, Inc.	14,145	869,069
Dow, Inc.	14,784	352,598
DuPont de Nemours, Inc.	8,720	711,988
Eastman Chemical Co.	2,382	141,777
Ecolab, Inc.	5,322	1,364,561
Freeport-McMoRan, Inc.	29,931	1,248,123
International Flavors & Fragrances, Inc.	5,342	336,386
International Paper Co.(b)	10,993	424,770
Linde PLC	9,767	4,085,536
LyondellBasell Industries NV - Class A	5,363	248,950
Martin Marietta Materials, Inc.	1,249	765,762
Mosaic Co.	6,607	181,362
Newmont Goldcorp Corp.	22,925	1,856,237
Nucor Corp.	4,763	714,688
Packaging Corp. of America	1,828	357,849
PPG Industries, Inc.	4,686	458,056
Sherwin-Williams Co.	4,809	1,658,816
Smurfit WestRock PLC	10,875	401,505
Solstice Advanced Materials, Inc.(a)	3,305	148,934
Steel Dynamics, Inc.	2,852	447,194
Vulcan Materials Co.	2,727	789,466
		20,131,438
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	6,076	926,165
CoStar Group, Inc.(a)	8,819	606,835
		1,533,000

	Shares	Value
Utilities - 2.2%
AES Corp.	14,848	$205,942
Alliant Energy Corp.	5,356	357,888
Ameren Corp.	5,624	573,760
American Electric Power Co., Inc.(b)	11,128	1,338,253
American Water Works Co., Inc.	4,029	517,444
Atmos Energy Corp.	3,340	573,545
CenterPoint Energy, Inc.	13,622	520,905
CMS Energy Corp.	6,247	459,467
Consolidated Edison, Inc.	7,516	732,134
Constellation Energy Corp.	6,508	2,453,516
Dominion Energy, Inc.(b)	17,807	1,045,093
DTE Energy Co.	4,325	586,210
Duke Energy Corp.	16,203	2,014,033
Edison International	7,999	442,985
Entergy Corp.	9,274	891,139
Evergy, Inc.	4,775	366,768
Eversource Energy	7,724	570,108
Exelon Corp.(b)	21,068	971,656
FirstEnergy Corp.	10,826	496,156
NextEra Energy, Inc.	42,966	3,497,432
NiSource, Inc.	9,806	412,931
NRG Energy, Inc.	3,996	686,753
PG&E Corp.	45,868	732,053
Pinnacle West Capital Corp.	2,474	218,998
PPL Corp.	15,396	562,262
Public Service Enterprise Group, Inc.	10,416	839,113
Sempra	13,614	1,251,671
Southern Co.	22,957	2,158,876
Vistra Corp.	6,629	1,248,241
WEC Energy Group, Inc.	6,696	748,144
Xcel Energy, Inc.(b)	12,304	998,716
		28,472,192
TOTAL COMMON STOCKS (Cost $980,401,168)		1,194,319,183
	Par
U.S. TREASURY SECURITIES - 7.0%
United States Treasury Note/Bond
4.88%, 11/30/2025	$9,000,000	9,004,858
4.25%, 12/31/2025	8,000,000	8,004,432
4.63%, 02/28/2026	8,000,000	8,017,989
4.63%, 03/15/2026	8,000,000	8,023,601
4.88%, 05/31/2026	8,000,000	8,047,953
4.63%, 06/30/2026	8,000,000	8,042,081
3.50%, 09/30/2026	8,000,000	7,982,518
4.25%, 12/31/2026	4,000,000	4,023,906
2.50%, 03/31/2027	8,500,000	8,365,527
3.25%, 06/30/2027	8,000,000	7,952,344
4.13%, 09/30/2027	8,000,000	8,075,000
3.88%, 12/31/2027	8,000,000	8,045,937
TOTAL U.S. TREASURY SECURITIES (Cost $93,165,865)		93,586,146

The accompanying notes are an integral part of these financial statements.

15

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.6%
Real Estate - 1.6%
Alexandria Real Estate Equities, Inc.	3,243	$188,807
American Tower Corp.	9,754	1,745,771
AvalonBay Communities, Inc.	2,928	509,238
BXP, Inc.(b)	3,029	215,634
Camden Property Trust	2,223	221,144
Crown Castle, Inc.	9,055	816,942
Digital Realty Trust, Inc.	6,671	1,136,805
Equinix, Inc.	1,997	1,689,482
Equity Residential	7,208	428,444
Essex Property Trust, Inc.	1,330	334,854
Extra Space Storage, Inc.	4,418	589,980
Federal Realty Investment Trust	1,612	155,058
Healthpeak Properties, Inc.	14,461	259,575
Host Hotels & Resorts, Inc.	13,308	213,194
Invitation Homes, Inc.	11,756	330,931
Iron Mountain, Inc.	6,121	630,157
Kimco Realty Corp.	14,107	291,451
Mid-America Apartment Communities, Inc.	2,427	311,214
Prologis, Inc.	19,342	2,400,149
Public Storage(b)	3,288	915,905
Realty Income Corp.(b)	19,067	1,105,505
Regency Centers Corp.	3,397	234,223
SBA Communications Corp.	2,234	427,766
Simon Property Group, Inc.	6,789	1,193,235
UDR, Inc.	6,291	211,944
Ventas, Inc.	9,480	699,529
VICI Properties, Inc.	22,238	666,918
Welltower, Inc.	13,940	2,523,698
Weyerhaeuser Co.	15,037	345,851
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $20,897,504)		20,793,404
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	25,475,958	25,475,958
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $25,475,958)		25,475,958
TOTAL INVESTMENTS - 100.5% (Cost $1,119,940,495)		$1,334,174,691
Liabilities in Excess of Other Assets - (0.5)%		(6,609,754)
TOTAL NET ASSETS - 100.0%		$1,327,564,937

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $24,661,185.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

PACER METAURUS US LARGE CAP DIVIDEND MULTIPLIER 400 ETF
SCHEDULE OF FUTURES CONTRACTS
October 31, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
S&P 500 Annual Dividend Index	2,531	12/19/2025	$49,987,250	$2,550,062
S&P 500 Annual Dividend Index	2,531	12/18/2026	50,620,000	2,408,051
S&P 500 Annual Dividend Index	2,531	12/17/2027	50,177,075	1,001,718
Net Unrealized Appreciation (Depreciation)				$5,959,831

The accompanying notes are an integral part of these financial statements.

17

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 88.9%
Communication Services - 12.5%
Alphabet, Inc. - Class A	579	$162,809
AST SpaceMobile, Inc.(a)	1	80
AT&T, Inc.	406	10,049
Charter Communications, Inc. - Class A(a)	6	1,403
Comcast Corp. - Class A	225	6,263
EchoStar Corp. - Class A(a)	1	75
Frontier Communications Parent, Inc.(a)	1	38
Lumen Technologies, Inc.(a)	6	62
Meta Platforms, Inc. - Class A	192	124,483
Millicom International Cellular SA	1	47
Netflix, Inc.(a)	76	85,033
ROBLOX Corp. - Class A(a)	99	11,258
Spotify Technology SA(a)	24	15,728
T-Mobile US, Inc.	28	5,882
Verizon Communications, Inc.	238	9,458
Walt Disney Co.	73	8,221
		440,889
Consumer Discretionary - 7.4%
Airbnb, Inc. - Class A(a)	73	9,237
Amazon.com, Inc.(a)	396	96,711
Booking Holdings, Inc.	1	5,078
Chipotle Mexican Grill, Inc.(a)	52	1,648
DoorDash, Inc. - Class A(a)	61	15,517
eBay, Inc.	75	6,098
General Motors Co.	39	2,694
Hilton Worldwide Holdings, Inc.	9	2,313
Home Depot, Inc.	42	15,943
Lowe’s Cos., Inc.	22	5,239
Marriott International, Inc. - Class A	10	2,606
McDonald’s Corp.	28	8,356
MercadoLibre, Inc.(a)	7	16,291
NIKE, Inc. - Class B	45	2,906
O’Reilly Automotive, Inc.(a)	34	3,211
Royal Caribbean Cruises Ltd.	7	2,008
Starbucks Corp.	46	3,720
Tesla Motors, Inc.(a)	117	53,417
TJX Cos., Inc.	43	6,026
		259,019
Consumer Staples - 4.6%
Altria Group, Inc.	120	6,766
Archer-Daniels-Midland Co.	25	1,513
Church & Dwight Co., Inc.	13	1,140
Coca-Cola Co.	294	20,257
Colgate-Palmolive Co.	58	4,469
Constellation Brands, Inc. - Class A	10	1,314
Costco Wholesale Corp.	18	16,406
General Mills, Inc.	31	1,445
Hershey Co.	7	1,187
Kenvue, Inc.	96	1,379
Keurig Dr Pepper, Inc.	63	1,711
Kimberly-Clark Corp.	19	2,274

	Shares	Value
Kroger Co.	42	$2,672
Mondelez International, Inc. - Class A	93	5,344
Monster Beverage Corp.(a)	52	3,475
PepsiCo, Inc.	97	14,171
Philip Morris International, Inc.	94	13,567
Procter & Gamble Co.	168	25,262
Sysco Corp.	28	2,080
Target Corp.	18	1,669
The Kraft Heinz Co.	52	1,286
Walmart, Inc.	331	33,491
		162,878
Energy - 1.9%
Baker Hughes Co.	33	1,598
Cheniere Energy, Inc.	10	2,120
Chevron Corp.	76	11,987
ConocoPhillips	55	4,887
Devon Energy Corp.	22	715
Diamondback Energy, Inc.	7	1,002
EOG Resources, Inc.	21	2,223
EQT Corp.	19	1,018
Expand Energy Corp.	7	723
Exxon Mobil Corp.	195	22,300
Kinder Morgan, Inc.	87	2,279
Marathon Petroleum Corp.	13	2,534
Occidental Petroleum Corp.	25	1,030
ONEOK, Inc.	27	1,809
Phillips 66	18	2,450
SLB Ltd.	43	1,551
Targa Resources Corp.	7	1,078
Texas Pacific Land Corp.	1	943
Valero Energy Corp.	12	2,035
Williams Cos., Inc.	54	3,125
		67,407
Financials - 13.5%
American Express Co.	28	10,100
Bank of America Corp.	367	19,616
Berkshire Hathaway, Inc. - Class B(a)	147	70,198
Blackrock, Inc.	6	6,497
Blackstone, Inc.	31	4,546
Capital One Financial Corp.	27	5,940
Charles Schwab Corp.	70	6,616
Chubb Ltd.	16	4,431
Citigroup, Inc.	94	9,516
CME Group, Inc.	15	3,982
Coinbase Global, Inc. - Class A(a)	36	12,376
Fidelity National Information Services, Inc.	79	4,939
Goldman Sachs Group, Inc.	15	11,841
Intercontinental Exchange, Inc.	24	3,511
JPMorgan Chase & Co.	148	46,046
KKR & Co., Inc.	30	3,550
Marsh & McLennan Cos., Inc.	19	3,385
Mastercard, Inc. - Class A	156	86,110
Moody’s Corp.	10	4,803

The accompanying notes are an integral part of these financial statements.

18

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Morgan Stanley	66	$10,824
Progressive Corp.	24	4,944
Robinhood Markets, Inc. - Class A(a)	123	18,054
S&P Global, Inc.	27	13,155
Visa, Inc. - Class A	279	95,067
Wells Fargo & Co.	165	14,350
		474,397
Health Care - 5.2%
Abbott Laboratories	105	12,980
AbbVie, Inc.	54	11,774
Agilent Technologies, Inc.	9	1,317
Amgen, Inc.	16	4,775
Becton Dickinson & Co.	9	1,608
Boston Scientific Corp.(a)	82	8,259
Cencora, Inc.	6	2,027
Cigna Group	9	2,200
CVS Health Corp.	43	3,360
Danaher Corp.	43	9,261
DexCom, Inc.(a)	13	757
Edwards Lifesciences Corp.(a)	19	1,567
Elevance Health, Inc.	7	2,220
Eli Lilly & Co.	25	21,572
GE HealthCare Technologies, Inc.	13	974
Gilead Sciences, Inc.	31	3,713
HCA Healthcare, Inc.	6	2,758
Humana, Inc.	4	1,113
Idexx Laboratories, Inc.(a)	3	1,889
Intuitive Surgical, Inc.(a)	21	11,220
Johnson & Johnson	73	13,788
Labcorp Holdings, Inc.	3	762
Medtronic PLC	78	7,075
Merck & Co., Inc.	76	6,534
Natera, Inc.(a)	4	796
Pfizer, Inc.	165	4,067
ResMed, Inc.	4	988
STERIS PLC	3	707
Stryker Corp.	22	7,837
Thermo Fisher Scientific, Inc.	24	13,617
UnitedHealth Group, Inc.	55	18,786
Veeva Systems, Inc. - Class A(a)	4	1,165
		181,466
Industrials - 7.3%
3M Co.	36	5,994
Automatic Data Processing, Inc.	91	23,687
Boeing Co.(a)	61	12,262
Caterpillar, Inc.	39	22,513
Cintas Corp.	24	4,399
Copart, Inc.(a)	154	6,624
Cummins, Inc.	6	2,626
Deere & Co.	21	9,694
Eaton Corp. PLC	33	12,592

	Shares	Value
Emerson Electric Co.	39	$5,443
GE Vernova, Inc.	10	5,851
General Electric Co.	81	25,025
Honeywell International, Inc.	55	11,073
Lockheed Martin Corp.	15	7,378
Northrop Grumman Corp.	9	5,251
Parker-Hannifin Corp.	9	6,955
RTX Corp.	102	18,207
Trane Technologies PLC	13	5,832
TransDigm Group, Inc.	3	3,926
Uber Technologies, Inc.(a)	472	45,548
Union Pacific Corp.	51	11,239
Waste Management, Inc.	24	4,795
		256,914
Information Technology - 33.7%(b)
Accenture PLC - Class A	142	35,514
Adobe, Inc.(a)	96	32,670
Advanced Micro Devices, Inc.(a)	114	29,198
Apple, Inc.	384	103,822
Applied Materials, Inc.	57	13,287
AppLovin Corp. - Class A(a)	49	31,229
Arista Networks, Inc.(a)	79	12,458
Autodesk, Inc.(a)	34	10,246
Broadcom, Inc.	271	100,170
Cadence Design System, Inc.(a)	43	14,564
Cisco Systems, Inc.	280	20,471
Cloudflare, Inc. - Class A(a)	40	10,132
Crowdstrike Holdings, Inc. - Class A(a)	42	22,806
Datadog, Inc. - Class A(a)	54	8,792
Fortinet, Inc.(a)	108	9,334
International Business Machines Corp.	208	63,941
Intuit, Inc.	64	42,723
Micron Technology, Inc.	3	671
Microsoft Corp.	271	140,327
MicroStrategy, Inc. - Class A(a)	39	10,511
NVIDIA Corp.	535	108,332
Oracle Corp.	315	82,722
Palantir Technologies, Inc. - Class A(a)	454	91,013
Palo Alto Networks, Inc.(a)	106	23,345
Qualcomm, Inc.	76	13,748
Roper Technologies, Inc.	16	7,138
salesforce.com, Inc.	219	57,030
ServiceNow, Inc.(a)	46	42,287
Snowflake, Inc. - Class A(a)	57	15,668
Synopsys, Inc.(a)	30	13,615
Texas Instruments, Inc.	63	10,172
Workday, Inc. - Class A(a)	34	8,157
		1,186,093
Materials - 1.9%
Air Products & Chemicals, Inc.	18	4,367
Corteva, Inc.	58	3,563
Dow, Inc.	52	1,240
Ecolab, Inc.	22	5,641

The accompanying notes are an integral part of these financial statements.

19

PACER PE/VC ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Freeport-McMoRan, Inc.	124	$5,171
International Paper Co.	33	1,275
Linde PLC	43	17,987
Martin Marietta Materials, Inc.	6	3,678
Newmont Goldcorp Corp.	96	7,773
Nucor Corp.	18	2,701
PPG Industries, Inc.	16	1,564
Sherwin-Williams Co.	21	7,244
Smurfit WestRock PLC	36	1,329
Solstice Advanced Materials, Inc.(a)	14	620
Steel Dynamics, Inc.	10	1,568
Vulcan Materials Co.	10	2,895
		68,616
Real Estate - 0.1%
CoStar Group, Inc.(a)	67	4,610
Utilities - 0.8%
American Electric Power Co., Inc.	19	2,285
Constellation Energy Corp.	10	3,770
Dominion Energy, Inc.	31	1,819
Duke Energy Corp.	30	3,729
Exelon Corp.	37	1,706
NextEra Energy, Inc.	81	6,593
Sempra	22	2,023
Southern Co.	43	4,044
Vistra Corp.	12	2,260
		28,229
TOTAL COMMON STOCKS (Cost $2,878,687)		3,130,518
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Real Estate - 0.3%
American Tower Corp.	18	3,222
Prologis, Inc.	36	4,467
Welltower, Inc.	24	4,345
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $11,285)		12,034
TOTAL INVESTMENTS - 89.2% (Cost $2,889,972)		$3,142,552
Other Assets in Excess of Liabilities - 10.8%		380,282
TOTAL NET ASSETS - 100.0%		$3,522,834

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

20

PACER PE/VC ETF
SCHEDULE OF TOTAL RETURN SWAP CONTRACTS
October 31, 2025

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
EA2139CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	11/04/2025	$ 1,273,858	$7,851
EA2140CCO Basket	BNP Paribas Securities Corp.	Receive	SOFR + 1.00%	Termination	11/04/2025	3,482,237	5,649
Net Unrealized Appreciation (Depreciation)							$13,500

There are no upfront payments or receipts associated with total return swaps in the Fund as of October 31, 2025.
SOFR - Secured Overnight Financing Rate was 4.22% as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

21

PACER S&P 500 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 10.6%
Alphabet, Inc. - Class C	3,465	$976,506
Electronic Arts, Inc.	243	48,615
Match Group, Inc.	323	10,446
Meta Platforms, Inc. - Class A	1,186	768,943
		1,804,510
Consumer Discretionary - 6.1%
AutoZone, Inc.(a)	22	80,837
Booking Holdings, Inc.	76	385,908
Deckers Outdoor Corp.(a)	163	13,285
Domino’s Pizza, Inc.	52	20,720
Marriott International, Inc. - Class A	212	55,243
McDonald’s Corp.	818	244,116
NVR, Inc.(a)	3	21,632
O’Reilly Automotive, Inc.(a)	1,346	127,116
Williams-Sonoma, Inc.	167	32,455
Yum! Brands, Inc.	433	59,845
		1,041,157
Consumer Staples - 6.3%
Altria Group, Inc.	3,655	206,069
Colgate-Palmolive Co.	974	75,047
Monster Beverage Corp.(a)	738	49,320
Philip Morris International, Inc.	3,027	436,887
Procter & Gamble Co.	2,042	307,056
		1,074,379
Energy - 0.3%
Texas Pacific Land Corp.	56	52,829
Financials - 17.7%
American Express Co.	711	256,479
Capital One Financial Corp.	1,162	255,628
CME Group, Inc.	602	159,825
Corpay, Inc.(a)	106	27,597
FactSet Research Systems, Inc.	47	12,540
Fidelity National Information Services, Inc.	513	32,073
Intercontinental Exchange, Inc.	848	124,054
Jack Henry & Associates, Inc.	95	14,149
Mastercard, Inc. - Class A	1,478	815,841
Moody’s Corp.	205	98,462
MSCI, Inc.	185	108,882
S&P Global, Inc.	468	228,014
Synchrony Financial	851	63,298
Visa, Inc. - Class A	2,422	825,272
		3,022,114
Health Care - 13.8%
AbbVie, Inc.	3,173	691,841
Amgen, Inc.	665	198,456
Bristol-Myers Squibb Co.	2,437	112,272
Cardinal Health, Inc.	323	61,619
Cencora, Inc.	222	74,994
Gilead Sciences, Inc.	1,561	186,992

	Shares	Value
IDEXX Laboratories, Inc.(a)	112	$70,505
Johnson & Johnson	2,372	448,000
McKesson Corp.	173	140,362
Merck & Co., Inc.	2,171	186,662
Mettler-Toledo International, Inc.(a)	35	49,570
Regeneron Pharmaceuticals, Inc.	133	86,689
ResMed, Inc.	120	29,626
Waters Corp.(a)	58	20,277
		2,357,865
Industrials - 4.1%
A O Smith Corp.	120	7,919
Automatic Data Processing, Inc.	741	192,882
Cintas Corp.	322	59,013
Copart, Inc.(a)	803	34,537
Expeditors International of Washington, Inc.	136	16,578
Fastenal Co.	1,053	43,331
Illinois Tool Works, Inc.	253	61,712
Lennox International, Inc.	33	16,665
Nordson Corp.	44	10,206
Paychex, Inc.	616	72,091
Paycom Software, Inc.	51	9,542
Rollins, Inc.	325	18,723
Union Pacific Corp.	520	114,592
Verisk Analytics, Inc.	204	44,627
		702,418
Information Technology - 41.0%(b)
Accenture PLC - Class A	510	127,551
Adobe, Inc.(a)	726	247,065
Akamai Technologies, Inc.(a)	109	8,186
Analog Devices, Inc.	388	90,842
Apple, Inc.	3,299	891,951
Applied Materials, Inc.	774	180,419
Arista Networks, Inc.(a)	1,201	189,386
Broadcom, Inc.	2,465	911,138
Cadence Design System, Inc.(a)	311	105,333
Cisco Systems, Inc.	3,710	271,238
F5, Inc.(a)	44	11,134
Fair Isaac Corp.(a)	36	59,743
Fortinet, Inc.(a)	1,121	96,888
Gartner, Inc.(a)	80	19,867
GoDaddy, Inc. - Class A(a)	132	17,573
HP, Inc.	1,011	27,974
Intuit, Inc.	297	198,262
Keysight Technologies, Inc.(a)	124	22,687
KLA Corp.	178	215,156
Lam Research Corp.	1,301	204,855
Microchip Technology, Inc.	464	28,963
Microsoft Corp.	1,620	838,852
Monolithic Power Systems, Inc.	40	40,200
Motorola Solutions, Inc.	134	54,499
NetApp, Inc.	199	23,438
NVIDIA Corp.	4,506	912,420
Palo Alto Networks, Inc.(a)	1,114	245,347

The accompanying notes are an integral part of these financial statements.

22

PACER S&P 500 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
PTC, Inc.(a)	88	$17,472
Qualcomm, Inc.	1,154	208,759
Roper Technologies, Inc.	64	28,554
salesforce.com, Inc.	630	164,058
ServiceNow, Inc.(a)	269	247,286
Skyworks Solutions, Inc.	134	10,415
Synopsys, Inc.(a)	162	73,519
Teradyne, Inc.	113	20,539
Texas Instruments, Inc.	628	101,397
VeriSign, Inc.	185	44,363
Workday, Inc. - Class A(a)	179	42,946
		7,000,275
TOTAL COMMON STOCKS (Cost $15,935,641)		17,055,547
TOTAL INVESTMENTS - 99.9% (Cost $15,935,641)		$17,055,547
Other Assets in Excess of Liabilities - 0.1%		13,114
TOTAL NET ASSETS - 100.0%		$17,068,661

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

23

PACER S&P MIDCAP 400 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 2.7%
New York Times Co. - Class A	185	$10,543
Nexstar Media Group, Inc.	34	6,655
Warner Music Group Corp. - Class A	123	3,931
ZoomInfo Technologies, Inc.(a)	581	6,519
		27,648
Consumer Discretionary - 10.8%
Bath & Body Works, Inc.	301	7,368
Boyd Gaming Corp.	64	4,984
Choice Hotels International, Inc.	44	4,090
Crocs, Inc.(a)	136	11,110
Gentex Corp.	294	6,894
Grand Canyon Education, Inc.(a)	52	9,792
H&R Block, Inc.	267	13,280
Somnigroup International, Inc.	171	13,567
TopBuild Corp.(a)	27	11,407
Vail Resorts, Inc.	31	4,598
Wingstop, Inc.	47	10,182
Wyndham Hotels & Resorts, Inc.	100	7,343
YETI Holdings, Inc.(a)	125	4,249
		108,864
Consumer Staples - 1.4%
BellRing Brands, Inc.(a)	225	6,779
Coca-Cola Consolidated, Inc.	56	7,302
		14,081
Energy - 3.1%
Antero Midstream Corp.	754	13,006
DT Midstream, Inc.	167	18,285
		31,291
Financials - 4.8%
Essent Group Ltd.	266	16,112
Euronet Worldwide, Inc.(a)	40	3,034
MGIC Investment Corp.	579	15,876
Morningstar, Inc.	26	5,520
Voya Financial, Inc.	99	7,372
		47,914
Health Care - 15.0%
Chemed Corp.	26	11,214
Doximity, Inc. - Class A(a)	467	30,822
Exelixis, Inc.(a)	456	17,633
Globus Medical, Inc. - Class A(a)	90	5,435
HealthEquity, Inc.(a)	107	10,120
Jazz Pharmaceuticals PLC(a)	104	14,315
Lantheus Holdings, Inc.(a)	62	3,577
Medpace Holdings, Inc.(a)	66	38,604
Neurocrine Biosciences, Inc.(a)	137	19,620
		151,340

	Shares	Value
Industrials - 27.7%(b)
Acuity, Inc.	29	$10,586
Advanced Drainage Systems, Inc.	90	12,604
Carlisle Cos., Inc.	51	16,578
Comfort Systems USA, Inc.	47	45,382
Curtiss-Wright Corp.	31	18,468
Donaldson Co., Inc.	117	9,857
ExlService Holdings, Inc.(a)	164	6,412
Exponent, Inc.	122	8,639
Genpact Ltd.	151	5,761
Graco, Inc.	269	21,996
Landstar System, Inc.	46	5,908
Lincoln Electric Holdings, Inc.	67	15,708
MSC Industrial Direct Co., Inc. - Class A	40	3,396
Mueller Industries, Inc.	191	20,221
nVent Electric PLC	131	14,980
Owens Corning	80	10,185
Paylocity Holding Corp.(a)	99	13,986
RB Global, Inc.	171	16,967
Simpson Manufacturing Co., Inc.	37	6,530
Tetra Tech, Inc.	255	8,155
Watts Water Technologies, Inc. - Class A	28	7,633
		279,952
Information Technology - 32.5%(b)
Appfolio, Inc. - Class A(a)	31	7,887
Blackbaud, Inc.(a)	52	3,330
Cirrus Logic, Inc.(a)	77	10,214
Cognex Corp.	226	9,354
Commvault Systems, Inc.(a)	138	19,212
Crane NXT Co.	46	2,910
Docusign, Inc.(a)	636	46,517
Dolby Laboratories, Inc. - Class A	109	7,229
Dropbox, Inc. - Class A(a)	675	19,575
Lattice Semiconductor Corp.(a)	349	25,463
Littelfuse, Inc.	21	5,110
Manhattan Associates, Inc.(a)	191	34,775
Novanta, Inc.(a)	28	3,556
Onto Innovation, Inc.(a)	50	6,748
Power Integrations, Inc.	72	3,016
Pure Storage, Inc. - Class A(a)	549	54,186
Qualys, Inc.(a)	148	18,243
Rambus, Inc.(a)	316	32,498
Synaptics, Inc.(a)	44	3,121
Universal Display Corp.	61	8,984
Vontier Corp.	166	6,391
		328,319

The accompanying notes are an integral part of these financial statements.

24

PACER S&P MIDCAP 400 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 2.0%
Eagle Materials, Inc.	58	$12,315
NewMarket Corp.	7	5,375
Olin Corp.	116	2,401
		20,091
TOTAL COMMON STOCKS (Cost $1,006,662)		1,009,500
TOTAL INVESTMENTS - 100.0% (Cost $1,006,662)		$1,009,500
Other Assets in Excess of Liabilities - 0.0%(c)		496
TOTAL NET ASSETS - 100.0%		$1,009,996

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

25

PACER S&P SMALLCAP 600 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.1%
Cargurus, Inc.(a)	463	$16,261
Cars.com, Inc.(a)	199	2,137
TEGNA, Inc.	408	8,025
Thryv Holdings, Inc.(a)	115	887
YELP, Inc.(a)	291	9,597
Ziff Davis, Inc.(a)	103	3,492
		40,399
Consumer Discretionary - 15.3%
Buckle, Inc.	195	10,686
Cavco Industries, Inc.(a)	23	12,186
Champion Homes, Inc.(a)	205	13,987
Ethan Allen Interiors, Inc.	57	1,378
Etsy, Inc.(a)	658	40,796
Frontdoor, Inc.(a)	259	17,205
Installed Building Products, Inc.	52	12,908
Oxford Industries, Inc.	30	1,106
Perdoceo Education Corp.	287	9,115
Signet Jewelers Ltd.	140	13,839
Steven Madden Ltd.	177	6,002
Stride, Inc.(a)	119	8,097
Sturm Ruger & Co., Inc.	42	1,781
XPEL, Inc.(a)	53	1,807
		150,893
Consumer Staples - 0.5%
National Beverage Corp.(a)	134	4,592
USANA Health Sciences, Inc.(a)	31	656
		5,248
Energy - 6.4%
Cactus, Inc. - Class A	291	12,853
Core Natural Resources, Inc.	181	14,299
Dorian LPG Ltd.	193	5,568
Magnolia Oil & Gas Corp. - Class A	1,365	30,658
		63,378
Financials - 20.1%
Bread Financial Holdings, Inc.	367	22,993
Donnelley Financial Solutions, Inc.(a)	95	4,365
Enact Holdings, Inc.	197	7,037
Enova International, Inc.(a)	247	29,534
EVERTEC, Inc.	324	9,224
Jackson Financial, Inc. - Class A	509	51,312
MarketAxess Holdings, Inc.	264	42,256
Navient Corp.	268	3,278
NMI Holdings, Inc.(a)	599	21,822
PROG Holdings, Inc.	126	3,645
World Acceptance Corp.(a)	20	2,549
		198,015
Health Care - 11.4%
AMN Healthcare Services, Inc.(a)	98	1,930
Certara, Inc.(a)	237	2,756

	Shares	Value
Collegium Pharmaceutical, Inc.(a)	198	$7,128
Corcept Therapeutics, Inc.(a)	580	42,613
CorVel Corp.(a)	136	10,057
HealthStream, Inc.	77	1,894
Innoviva, Inc.(a)	520	9,464
LeMaitre Vascular, Inc.	55	4,764
Organon & Co.	724	4,887
Pacira BioSciences, Inc.(a)	111	2,373
Premier, Inc. - Class A - Class A	294	8,267
Prestige Brands Holdings, Inc.(a)	119	7,211
Supernus Pharmaceuticals, Inc.(a)	162	8,931
		112,275
Industrials - 14.3%
Apogee Enterprises, Inc.	45	1,647
Armstrong World Industries, Inc.	90	17,139
Brady Corp. - Class A	110	8,350
CSW Industrials, Inc.	42	10,518
Kadant, Inc.	30	8,300
Korn/Ferry International	109	7,052
Robert Half, Inc.	424	11,104
Sterling Infrastructure, Inc.(a)	126	47,615
Verra Mobility Corp.(a)	427	9,911
Zurn Elkay Water Solutions Corp.	398	18,750
		140,386
Information Technology - 25.5%(b)
ACI Worldwide, Inc.(a)	217	10,336
Adeia, Inc.	829	14,126
Agilysys, Inc.(a)	88	11,040
Badger Meter, Inc.	112	20,210
BlackLine, Inc.(a)	114	6,527
Box, Inc. - Class A(a)	1,031	33,085
CTS Corp.	86	3,570
DoubleVerify Holdings, Inc.(a)	305	3,471
Enphase Energy, Inc.(a)	742	22,638
Extreme Networks, Inc.(a)	739	14,056
InterDigital, Inc.	125	45,245
Kulicke & Soffa Industries, Inc.	181	7,227
NetScout Systems, Inc.(a)	173	4,809
Progress Software Corp.(a)	187	7,974
Qorvo, Inc.(a)	244	23,160
SPS Commerce, Inc.(a)	141	11,596
Teradata Corp.(a)	570	11,885
		250,955
Materials - 1.5%
Balchem Corp.	74	11,351
Sylvamo Corp.	86	3,491
		14,842

The accompanying notes are an integral part of these financial statements.

26

PACER S&P SMALLCAP 600 QUALITY FCF ARISTOCRATS ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 0.9%
Clearway Energy, Inc. - Class C	263	$8,398
TOTAL COMMON STOCKS (Cost $1,031,073)		984,789
TOTAL INVESTMENTS - 100.0% (Cost $1,031,073)		$984,789
Other Assets in Excess of Liabilities - 0.0%(c)		172
TOTAL NET ASSETS - 100.0%		$984,961

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

27

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 4.5%
Alphabet, Inc. - Class A	208	$58,488
AT&T, Inc.	1,448	35,838
BT Group PLC	14,613	35,663
Charter Communications, Inc. - Class A(a)	148	34,608
Deutsche Telekom AG	1,104	34,264
Verizon Communications, Inc.	929	36,918
Vodafone Group PLC	37,006	44,799
		280,578
Consumer Discretionary - 2.0%
Amazon.com, Inc.(a)	169	41,273
Aumovio SE(a)	228	9,816
Continental AG	459	34,690
Volkswagen AG	369	38,906
		124,685
Health Care - 0.6%
Lonza Group AG	56	38,661
Industrials - 65.3%(b)
Airbus Group SE	198	48,769
AMETEK, Inc.	216	43,656
BAE Systems PLC	8,050	197,887
Boeing Co.(a)	2,002	402,442
Bouygues SA	961	43,403
CAE, Inc.(a)	1,385	38,926
Carrier Global Corp.	578	34,385
Dover Corp.	218	39,558
Eaton Corp. PLC	104	39,682
Emerson Electric Co.	273	38,103
Experian PLC	747	34,812
Ferrovial SE	771	47,342
Fortive Corp.	826	41,581
General Dynamics Corp.	1,426	491,827
Honeywell International, Inc.	438	88,183
Howmet Aerospace, Inc.	222	45,721
Illinois Tool Works, Inc.	157	38,295
Ingersoll Rand, Inc.	467	35,646
Johnson Controls International PLC	377	43,125
Kongsberg Gruppen ASA	1,335	34,183
L3Harris Technologies, Inc.	694	200,635
Leidos Holdings, Inc.	842	160,376
Leonardo SpA	736	43,222
Lockheed Martin Corp.	1,057	519,917
MTU Aero Engines AG	92	40,149
Northrop Grumman Corp.	605	352,987
Parker-Hannifin Corp.	54	41,733
Rheinmetall AG	20	39,277
Rockwell Automation, Inc.	113	41,625
Rolls-Royce Holdings PLC	2,813	43,131

	Shares	Value
RTX Corp.	2,818	$503,013
Saab AB	728	40,187
Safran SA	120	42,645
Smiths Group PLC	1,275	42,181
Thales SA	146	41,606
Trane Technologies PLC	91	40,827
TransDigm Group, Inc.	25	32,713
Vertiv Holdings Co. - Class A	273	52,651
		4,106,401
Information Technology - 26.3%(b)
Adobe, Inc.(a)	112	38,115
Applied Materials, Inc.	222	51,748
Arista Networks, Inc.(a)	323	50,934
Cadence Design System, Inc.(a)	110	37,256
Capgemini SE	265	40,833
Cellebrite DI Ltd.(a)	2,835	48,365
CGI, Inc.	417	36,326
Cisco Systems, Inc.	584	42,696
Cloudflare, Inc. - Class A(a)	192	48,634
Cognizant Technology Solutions Corp. - Class A	553	40,303
Constellation Software, Inc.	11	28,977
Crowdstrike Holdings, Inc. - Class A(a)	88	47,785
Dassault Systemes SE	1,192	33,886
Datadog, Inc. - Class A(a)	282	45,912
Dell Technologies, Inc. - Class C	542	87,809
GlobalFoundries, Inc.(a)	1,064	37,878
Halma PLC	922	42,955
Hewlett Packard Enterprise Co.	1,921	46,911
Hexagon AB - Class B	3,587	44,042
International Business Machines Corp.	158	48,571
Keysight Technologies, Inc.(a)	244	44,642
KLA Corp.	45	54,393
Microsoft Corp.	74	38,318
Motorola Solutions, Inc.	90	36,604
Nokia OYJ	9,799	66,322
NVIDIA Corp.	224	45,358
Open Text Corp.	1,346	51,692
Oracle Corp.	158	41,492
Palantir Technologies, Inc. - Class A(a)	250	50,117
Palo Alto Networks, Inc.(a)	230	50,655
Roper Technologies, Inc.	72	32,123
Sage Group PLC	2,479	37,440
salesforce.com, Inc.	153	39,843
Snowflake, Inc. - Class A(a)	177	48,654
Synopsys, Inc.(a)	63	28,591
Trimble, Inc.(a)	473	37,722
Zscaler, Inc.(a)	140	46,360
		1,650,262

The accompanying notes are an integral part of these financial statements.

28

PACER SOLACTIVE WHITNEY FUTURE OF WARFARE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 1.3%
Air Liquide SA	201	$38,957
Dow, Inc.	1,704	40,640
Solstice Advanced Materials, Inc.(a)	110	4,935
		84,532
TOTAL COMMON STOCKS (Cost $5,945,066)		6,285,119
TOTAL INVESTMENTS - 100.0% (Cost $5,945,066)		$6,285,119
Other Assets in Excess of Liabilities - (0.0)%(c)		2,223
TOTAL NET ASSETS - 100.0%		$6,287,342

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

29

PACER SWAN SOS CONSERVATIVE APRIL ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.3%(a)
Call Options - 110.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15(b)(c)(d)	$86,417,002	1,267	$85,321,630
Put Options - 0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42(b)(c)(d)	86,417,002	1,267	523,904
TOTAL PURCHASED OPTIONS (Cost $72,384,112)			85,845,534
TOTAL INVESTMENTS - 111.3% (Cost $72,384,112)			$85,845,534
Liabilities in Excess of Other Assets - (11.3)%			(8,748,200)
TOTAL NET ASSETS - 100.0%			$ 77,097,334

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

30

PACER SWAN SOS CONSERVATIVE APRIL ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.1)%
Call Options - (11.9)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50(a)(b)	$(86,417,002)	(1,267)	$(9,152,517)
Put Options - (0.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57(a)(b)	(86,417,002)	(1,267)	(153,193)
TOTAL WRITTEN OPTIONS (Premiums received $2,643,405)			$(9,305,710)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

31

PACER SWAN SOS CONSERVATIVE JANUARY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.0%(a)
Call Options - 104.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45(b)(c)(d)	$33,898,382	497	$33,487,363
Put Options - 0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78(b)(c)(d)	33,898,382	497	70,077
TOTAL PURCHASED OPTIONS (Cost $29,581,155)			33,557,440
TOTAL INVESTMENTS - 105.0% (Cost $29,581,155)			$33,557,440
Liabilities in Excess of Other Assets - (5.0)%			(1,588,749)
TOTAL NET ASSETS - 100.0%			$31,968,691

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

32

PACER SWAN SOS CONSERVATIVE JANUARY ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (5.5)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01(a)(b)	$(33,898,382)	(497)	$(1,764,350)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26(a)(b)	(33,898,382)	(497)	(12,425)
TOTAL WRITTEN OPTIONS (Premiums received $853,002)			$(1,776,775)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

33

PACER SWAN SOS CONSERVATIVE JULY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.0%(a)
Call Options - 104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80(b)(c)(d)	$45,493,402	667	$44,813,729
Put Options - 2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96(b)(c)(d)	45,493,402	667	861,097
TOTAL PURCHASED OPTIONS (Cost $42,190,521)			45,674,826
TOTAL INVESTMENTS - 106.0% (Cost $42,190,521)			$45,674,826
Liabilities in Excess of Other Assets - (6.0)%			(2,578,125)
TOTAL NET ASSETS - 100.0%			$43,096,701

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

34

PACER SWAN SOS CONSERVATIVE JULY ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.6)%
Call Options - (6.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41(a)(b)	$(45,493,402)	(667)	$(2,637,985)
Put Options - (0.5)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50(a)(b)	(45,493,402)	(667)	(212,773)
TOTAL WRITTEN OPTIONS (Premiums received $1,368,349)			$(2,850,758)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

35

PACER SWAN SOS CONSERVATIVE OCTOBER ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%(a)
Call Options - 100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33(b)(c)(d)	$43,242,604	634	$42,498,009
Put Options - 3.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87(b)(c)(d)	43,242,604	634	1,581,190
TOTAL PURCHASED OPTIONS (Cost $43,281,166)			44,079,199
TOTAL INVESTMENTS - 103.9% (Cost $43,281,166)			$44,079,199
Liabilities in Excess of Other Assets - (3.9)%			(1,646,025)
TOTAL NET ASSETS - 100.0%			$42,433,174

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

36

PACER SWAN SOS CONSERVATIVE OCTOBER ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.5)%
Call Options - (3.6)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52(a)(b)	$(43,242,604)	(634)	$(1,524,421)
Put Options - (0.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33(a)(b)	(43,242,604)	(634)	(382,143)
TOTAL WRITTEN OPTIONS (Premiums received $1,490,295)			$(1,906,564)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

37

PACER SWAN SOS FLEX APRIL ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 110.8%(a)
Call Options - 109.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27(b)(c)(d)	$24,417,748	358	$24,104,022
Put Options - 1.0%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 03/31/2026; Exercise Price: $335.63	$24,417,748	358	26,345
Expiration: 03/31/2026; Exercise Price: $559.39	24,417,748	358	202,220
Total Put Options			228,565
TOTAL PURCHASED OPTIONS (Cost $20,867,134)			24,332,587
TOTAL INVESTMENTS - 110.8% (Cost $20,867,134)			$24,332,587
Liabilities in Excess of Other Assets - (10.8)%			(2,373,777)
TOTAL NET ASSETS - 100.0%			$21,958,810

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

38

PACER SWAN SOS FLEX APRIL ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (11.6)%
Call Options - (11.0)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42(a)(b)	$(24,417,748)	(358)	$(2,412,927)
Put Options - (0.6)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51(a)(b)	(48,835,496)	(716)	(135,123)
TOTAL WRITTEN OPTIONS (Premiums received $1,067,330)			$(2,548,050)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

39

PACER SWAN SOS FLEX JANUARY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 103.9%(a)
Call Options - 103.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56(b)(c)(d)	$50,949,882	747	$50,321,670
Put Options - 0.3%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 12/31/2025; Exercise Price: $351.65	50,949,882	747	9,845
Expiration: 12/31/2025; Exercise Price: $586.08	50,949,882	747	168,232
Total Put Options			178,077
TOTAL PURCHASED OPTIONS (Cost $45,109,454)			50,499,747
TOTAL INVESTMENTS - 103.9% (Cost $45,109,454)			$50,499,747
Liabilities in Excess of Other Assets - (3.9)%			(1,916,613)
TOTAL NET ASSETS - 100.0%			$48,583,134

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

40

PACER SWAN SOS FLEX JANUARY ETF
SCHEDULE OF WRITTEN OPTIONS
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (4.8)%
Call Options - (4.7)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32(a)(b)	$(50,949,882)	(747)	$(2,269,685)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86(a)(b)	(101,899,764)	(1,494)	(74,506)
TOTAL WRITTEN OPTIONS (Premiums received $2,017,475)			$(2,344,191)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

41

Pacer Swan SOS Flex July ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.7%(a)
Call Options - 102.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92(b)(c)(d)	$41,060,012	602	$40,429,808
Put Options - 2.9%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 06/30/2026; Exercise Price: $370.71	41,060,012	602	108,059
Expiration: 06/30/2026; Exercise Price: $617.85	41,060,012	602	1,026,416
Total Put Options			1,134,475
TOTAL PURCHASED OPTIONS (Cost $38,875,940)			41,564,283
TOTAL INVESTMENTS - 105.7% (Cost $38,875,940)			$41,564,283
Liabilities in Excess of Other Assets - (5.7)%			(2,252,403)
TOTAL NET ASSETS - 100.0%			$39,311,880

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

42

Pacer Swan SOS Flex July ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.6)%
Call Options - (5.0)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97(a)(b)	$(41,060,012)	(602)	$(1,962,875)
Put Options - (1.6)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28(a)(b)	(82,120,024)	(1,204)	(630,643)
TOTAL WRITTEN OPTIONS (Premiums received $1,896,354)			$(2,593,518)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

43

PACER SWAN SOS FLEX OCTOBER ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 99.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46(b)(c)(d)	$26,054,692	382	$25,606,224
Put Options - 5.5%
SPDR S&P 500 ETF Trust(b)(c)(d)
Expiration: 09/30/2026; Exercise Price: $399.71	26,054,692	382	140,958
Expiration: 09/30/2026; Exercise Price: $666.18	26,054,692	382	1,269,386
Total Put Options			1,410,344
TOTAL PURCHASED OPTIONS (Cost $26,566,356)			27,016,568
TOTAL INVESTMENTS - 105.2% (Cost $26,566,356)			$27,016,568
Liabilities in Excess of Other Assets - (5.2)%			(1,332,564)
TOTAL NET ASSETS - 100.0%			$25,684,004

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

44

PACER SWAN SOS FLEX OCTOBER ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (6.1)%
Call Options - (2.9)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65(a)(b)	$(26,054,692)	(382)	$(731,912)
Put Options - (3.2)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94(a)(b)	(52,109,384)	(764)	(833,524)
TOTAL WRITTEN OPTIONS (Premiums received $1,396,949)			$(1,565,436)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

45

Pacer Swan SOS Fund of Funds ETF
Schedule of Investments
October 31, 2025

	Shares	Value
AFFILIATED EXCHANGE TRADED FUNDS - 99.5%
Pacer Swan SOS Conservative (April) ETF(a)(b)	1,947,882	$53,616,816
Pacer Swan SOS Conservative (January) ETF(a)(b)	880,686	26,785,889
Pacer Swan SOS Conservative (July) ETF(a)(b)(c)	1,252,549	37,207,594
Pacer Swan SOS Conservative (October) ETF(a)(b)	1,299,197	38,010,996
Pacer Swan SOS Flex (April) ETF(a)(b)	443,087	13,901,855
Pacer Swan SOS Flex (January) ETF(a)(b)	649,601	23,817,231
Pacer Swan SOS Flex (July) ETF(a)(b)	706,594	23,114,668
Pacer Swan SOS Flex (October) ETF(a)(b)(c)	445,155	14,285,024
Pacer Swan SOS Moderate (April) ETF(a)(b)	2,487,648	73,186,604
Pacer Swan SOS Moderate (January) ETF(a)(b)	2,153,712	68,796,022
Pacer Swan SOS Moderate (July) ETF(a)(b)	2,448,360	77,788,804
Pacer Swan SOS Moderate (October) ETF(a)(b)	2,225,003	67,686,371
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $443,025,786)		518,197,874
	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.24%(d)	1,016,250	1,016,250
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,016,250)		1,016,250
TOTAL INVESTMENTS - 99.7% (Cost $444,042,036)		$519,214,124
Other Assets in Excess of Liabilities - 0.3%		1,477,028
TOTAL NET ASSETS - 100.0%		$520,691,152

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $988,352.
(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

46

Pacer Swan SOS Moderate April ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 111.7%(a)
Call Options - 110.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21(b)(c)(d)	$98,216,640	1,440	$96,963,221
Put Options - 0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45(b)(c)(d)	98,216,640	1,440	813,960
TOTAL PURCHASED OPTIONS (Cost $83,039,284)			97,777,181
TOTAL INVESTMENTS - 111.7% (Cost $83,039,284)			$97,777,181
Liabilities in Excess of Other Assets - (11.7)%			(10,250,691)
TOTAL NET ASSETS - 100.0%			$87,526,490

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

47

Pacer Swan SOS Moderate April ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (12.6)%
Call Options - (12.2)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15(a)(b)	$(98,216,640)	(1,440)	$(10,681,719)
Put Options - (0.4)%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48(a)(b)	(98,216,640)	(1,440)	(344,088)
TOTAL WRITTEN OPTIONS (Premiums received $4,207,861)			$(11,025,807)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

48

Pacer Swan SOS Moderate January ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.0%(a)
Call Options - 104.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51(b)(c)(d)	$85,462,118	1,253	$84,414,572
Put Options - 0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14(b)(c)(d)	85,462,118	1,253	282,489
TOTAL PURCHASED OPTIONS (Cost $75,339,308)			84,697,061
TOTAL INVESTMENTS - 105.0% (Cost $75,339,308)			$84,697,061
Liabilities in Excess of Other Assets - (5.0)%			(3,995,149)
TOTAL NET ASSETS - 100.0%			$ 80,701,912

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

49

Pacer Swan SOS Moderate January ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.9)%
Call Options - (5.8)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53(a)(b)	$(85,462,118)	(1,253)	$(4,667,876)
Put Options - (0.1)%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17(a)(b)	(85,462,118)	(1,253)	(86,419)
TOTAL WRITTEN OPTIONS (Premiums received $3,070,861)			$ (4,754,295)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

50

Pacer Swan SOS Moderate July ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 106.3%(a)
Call Options - 103.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86(b)(c)(d)	$96,988,932	1,422	$95,508,601
Put Options - 2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91(b)(c)(d)	96,988,932	1,422	2,425,904
TOTAL PURCHASED OPTIONS (Cost $91,070,273)			97,934,505
TOTAL INVESTMENTS - 106.3% (Cost $91,070,273)			$97,934,505
Liabilities in Excess of Other Assets - (6.3)%			(5,793,223)
TOTAL NET ASSETS - 100.0%			$ 92,141,282

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

51

Pacer Swan SOS Moderate July ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (7.2)%
Call Options - (6.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23(a)(b)	$(96,988,932)	(1,422)	$(5,604,628)
Put Options - (1.1)%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17(a)(b)	(96,988,932)	(1,422)	(991,077)
TOTAL WRITTEN OPTIONS (Premiums received $3,973,111)			$ (6,595,705)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

52

Pacer Swan SOS Moderate October ETF
Schedule of Investments
October 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 105.2%(a)
Call Options - 100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39(b)(c)(d)	$79,187,166	1,161	$77,816,930
Put Options - 4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25(b)(c)(d)	79,187,166	1,161	3,786,416
TOTAL PURCHASED OPTIONS (Cost $80,230,972)			81,603,346
TOTAL INVESTMENTS - 105.2% (Cost $80,230,972)			$81,603,346
Liabilities in Excess of Other Assets - (5.2)%			(4,019,713)
TOTAL NET ASSETS - 100.0%			$ 77,583,633

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

53

Pacer Swan SOS Moderate October ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (5.6)%
Call Options - (3.5)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06(a)(b)	$(79,187,166)	(1,161)	$(2,720,769)
Put Options - (2.1)%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25(a)(b)	(79,187,166)	(1,161)	(1,653,368)
TOTAL WRITTEN OPTIONS (Premiums received $3,706,940)			$ (4,374,137)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

54

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
CORPORATE BONDS - 96.2%
Communication Services - 5.9%
Fox Corp.
5.48%, 01/25/2039	$70,000	$70,382
5.58%, 01/25/2049	70,000	67,955
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	70,000	68,991
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	70,000	69,971
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	85,000	68,232
5.14%, 03/15/2052	91,000	69,160
		414,691
Consumer Discretionary - 15.0%
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034	72,000	72,465
4.15%, 05/01/2052	91,000	70,718
5.75%, 09/13/2054	74,000	71,825
6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	68,000	69,426
Ford Motor Co., 5.29%, 12/08/2046	82,000	69,344
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	64,000	68,766
6.13%, 03/08/2034	70,000	70,855
6.50%, 02/07/2035	68,000	70,377
Hasbro, Inc., 6.05%, 05/14/2034	65,000	68,493
Leggett & Platt, Inc.
3.50%, 11/15/2027	72,000	70,539
4.40%, 03/15/2029	74,000	72,865
3.50%, 11/15/2051	104,000	68,542
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(a)	70,000	68,171
PVH Corp., 5.50%, 06/13/2030	68,000	69,263
Tapestry, Inc., 5.50%, 03/11/2035	70,000	71,284
		1,052,933
Consumer Staples - 16.2%
Altria Group, Inc.
5.63%, 02/06/2035	68,000	70,477
5.80%, 02/14/2039	68,000	70,031
3.40%, 02/04/2041	91,000	70,144
4.45%, 05/06/2050	84,000	68,027
Conagra Brands, Inc.
5.75%, 08/01/2035	68,000	69,473
5.30%, 11/01/2038	70,000	67,356
5.40%, 11/01/2048	72,000	65,930
Constellation Brands, Inc.
4.50%, 05/09/2047	82,000	68,956
5.25%, 11/15/2048	75,000	70,290
Kraft Heinz Foods Co.
5.20%, 07/15/2045	75,000	69,504
4.38%, 06/01/2046	51,000	42,607
4.88%, 10/01/2049	78,000	68,443
5.50%, 06/01/2050	72,000	68,293

	Par	Value
Pilgrim’s Pride Corp.
4.25%, 04/15/2031	$72,000	$69,688
3.50%, 03/01/2032	71,000	65,075
6.25%, 07/01/2033	65,000	69,308
6.88%, 05/15/2034	63,000	69,754
		1,143,356
Energy - 19.8%
Chord Energy Corp., 6.75%, 03/15/2033(a)	70,000	71,483
Coterra Energy, Inc.
5.60%, 03/15/2034	70,000	71,681
5.40%, 02/15/2035	10,000	10,072
5.90%, 02/15/2055	72,000	69,099
Diamondback Energy, Inc.
6.25%, 03/15/2053	66,000	67,576
5.75%, 04/18/2054	70,000	67,456
5.90%, 04/18/2064	70,000	67,069
Expand Energy Corp.
5.38%, 02/01/2029	70,000	70,029
5.38%, 03/15/2030	69,000	70,017
4.75%, 02/01/2032	71,000	69,699
5.70%, 01/15/2035	68,000	69,999
HF Sinclair Corp.
5.75%, 01/15/2031	68,000	70,434
5.50%, 09/01/2032	69,000	70,165
6.25%, 01/15/2035	67,000	70,048
Occidental Petroleum Corp.
6.45%, 09/15/2036	64,000	67,942
6.20%, 03/15/2040	69,000	70,666
6.60%, 03/15/2046	65,000	68,017
6.05%, 10/01/2054	69,000	67,149
Ovintiv, Inc., 6.25%, 07/15/2033	65,000	68,061
Phillips 66 Co., 4.90%, 10/01/2046	77,000	67,800
Viper Energy Partners LLC, 5.70%, 08/01/2035	70,000	71,374
		1,395,836
Health Care - 18.3%
Biogen, Inc.
5.20%, 09/15/2045	76,000	70,524
6.45%, 05/15/2055	64,000	68,232
Cardinal Health, Inc., 5.35%, 11/15/2034	68,000	69,999
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	76,000	70,475
8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	68,000	70,021
HCA, Inc.
5.50%, 06/15/2047	72,000	69,150
5.25%, 06/15/2049	76,000	69,768
5.90%, 06/01/2053	70,000	69,687
6.00%, 04/01/2054	70,000	70,961
Mylan, Inc., 5.20%, 04/15/2048	83,000	67,686

The accompanying notes are an integral part of these financial statements.

55

PACER US CASH COWS BOND ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Health Care - (Continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031(a)	$77,000	$59,023
6.75%, 05/15/2034(a)	70,000	62,715
7.88%, 05/15/2034(a)	72,000	56,029
Royalty Pharma PLC
3.30%, 09/02/2040	91,000	70,464
5.90%, 09/02/2054	69,000	69,397
Tenet Healthcare Corp., 6.13%, 10/01/2028	68,000	68,088
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	80,000	66,202
Viatris, Inc.
3.85%, 06/22/2040	91,000	69,325
4.00%, 06/22/2050	99,000	66,682
		1,284,428
Industrials - 3.5%
TransDigm, Inc.
7.13%, 12/01/2031(a)	65,000	67,812
6.63%, 03/01/2032(a)	35,000	36,193
6.38%, 05/31/2033(a)	68,000	69,315
6.75%, 01/31/2034(a)	68,000	70,467
		243,787
Information Technology - 15.6%
AppLovin Corp.
5.50%, 12/01/2034	67,000	68,817
5.95%, 12/01/2054	49,000	49,095
Arrow Electronics, Inc.
2.95%, 02/15/2032	81,000	72,295
5.88%, 04/10/2034	68,000	71,073
Atlassian Corp., 5.50%, 05/15/2034	67,000	68,900
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	67,000	70,026
5.95%, 04/15/2035	65,000	67,321
DXC Technology Co., 2.38%, 09/15/2028	78,000	73,661
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(b)	63,000	65,667
5.60%, 10/15/2054	71,000	67,109
HP, Inc., 6.10%, 04/25/2035	64,000	67,964
Qorvo, Inc., 4.38%, 10/15/2029	70,000	68,860
Skyworks Solutions, Inc., 3.00%, 06/01/2031	81,000	73,461
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	70,000	70,039
Western Digital Corp., 2.85%, 02/01/2029	75,000	71,193
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(a)	74,000	69,799
		1,095,280

	Par	Value
Materials - 1.9%
LyondellBasell Industries NV, 4.63%, 02/26/2055	$89,000	$69,385
Olin Corp., 6.63%, 04/01/2033(a)	68,000	67,339
		136,724
TOTAL CORPORATE BONDS (Cost $6,732,260)		6,767,035
ASSET-BACKED SECURITIES - 1.9%
United Airlines, Inc.
5.80%, 01/15/2036	64,375	67,180
5.45%, 02/15/2037	64,690	66,759
TOTAL ASSET-BACKED SECURITIES (Cost $133,060)		133,939
TOTAL INVESTMENTS - 98.1% (Cost $6,865,320)		$6,900,974
Other Assets in Excess of Liabilities - 1.9%		133,346
TOTAL NET ASSETS - 100.0%		$7,034,320

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $907,347 or 12.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

56

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	Pacer Developed Markets Cash Cows Growth Leaders ETF
ASSETS:
Investments, at value	$97,820,216	$4,974,823	$1,785,495	$9,713,320	$2,914,333
Dividends receivable	352,373	1,788	1,695	1,128	3,890
Cash and cash equivalents	87,629	1,929	589	5,825	2,120
Dividend tax reclaims receivable	10,201	119	96	17	676
Security lending income receivable	3,515	84	18	—	42
Interest receivable	287	4	2	14	3
Foreign currency, at value	—	216	—	—	2
Total assets	98,274,221	4,978,963	1,787,895	9,720,304	2,921,066
LIABILITIES:
Payable upon return of securities loaned	18,584,090	67,053	127,091	—	60,822
Payable to adviser	52,247	2,163	685	3,805	1,573
Payable for investments purchased	43,127	—	—	—	—
Payable to custodian foreign currency, at value	39,024	—	—	—	—
Total liabilities	18,718,488	69,216	127,776	3,805	62,395
NET ASSETS	$ 79,555,733	$4,909,747	$1,660,119	$9,716,499	$2,858,671
Net Assets Consists of:
Paid-in capital	$63,269,105	$5,097,606	$1,260,198	$9,086,605	$2,704,954
Total distributable earnings/ (accumulated losses)	16,286,628	(187,859)	399,921	629,894	153,717
Total net assets	$ 79,555,733	$4,909,747	$1,660,119	$9,716,499	$2,858,671
Net assets	$79,555,733	$4,909,747	$1,660,119	$9,716,499	$2,858,671
Shares issued and outstanding(a)	2,150,000	160,000	60,000	375,000	125,000
Net asset value per share	$37.00	$30.69	$27.67	$25.91	$22.87
Cost:
Investments, at cost	$78,963,460	$5,024,804	$1,400,368	$9,081,190	$2,689,737
Foreign currency, at cost	$—	$220	$0	$—	$—
Proceeds:
Foreign currency proceeds	$38,798	$—	$—	$—	$—
Loaned Securities:
at value (included in investments)	$17,914,057	$64,284	$121,569	$—	$59,894

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

57

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF	Pacer S&P 500 Quality FCF Aristocrats ETF	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
ASSETS:
Investments, at value	$14,361,468	$1,334,174,691	$3,142,552	$17,055,547	$1,009,500
Cash and cash equivalents	765,487	7,648,307	366,779	6,951	561
Deposit at broker for other investments	294,716	13,732,378	—	—	—
Interest receivable	1,555	1,031,319	864	32	2
Dividends receivable	1,417	539,902	1,375	12,778	349
Security lending income receivable	159	1,476	—	—	—
Dividend tax reclaims receivable	12	5,137	58	233	6
Receivable for swap contracts	—	—	13,500	—	—
Receivable for fund shares sold	—	5,115,852	—	—	—
Other assets	30	—	—	1	—
Total assets	15,424,844	1,362,249,062	3,525,128	17,075,542	1,010,418
LIABILITIES:
Payable upon return of securities loaned	1,865,807	25,475,958	—	—	—
Distributions payable	30,870	4,085,334	—	—	—
Payable to adviser	5,732	650,215	2,294	6,881	422
Payable for investments purchased	—	4,472,618	—	—	—
Total liabilities	1,902,409	34,684,125	2,294	6,881	422
NET ASSETS	$ 13,522,435	$1,327,564,937	$3,522,834	$17,068,661	$1,009,996
Net Assets Consists of:
Paid-in capital	$11,579,323	$1,123,955,514	$3,154,656	$15,990,204	$1,009,000
Total distributable earnings	1,943,112	203,609,423	368,178	1,078,457	996
Total net assets	$ 13,522,435	$1,327,564,937	$3,522,834	$17,068,661	$1,009,996
Net assets	$13,522,435	$1,327,564,937	$3,522,834	$17,068,661	$1,009,996
Shares issued and outstanding(a)	350,000	31,140,000	120,000	725,000	50,000
Net asset value per share	$38.64	$42.63	$29.36	$23.54	$20.20
Cost:
Investments, at cost	$12,383,848	$1,119,940,495	$2,889,972	$15,935,641	$1,006,662
Loaned Securities:
at value (included in investments)	$1,818,174	$24,661,185	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

58

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	Pacer Solactive Whitney Future of Warfare ETF	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF
ASSETS:
Investments, at value	$984,789	$6,285,119	$85,845,534	$33,557,440	$45,674,826
Cash and cash equivalents	612	1,195	589,868	192,054	1,085,772
Dividends receivable	79	4,662	—	—	—
Interest receivable	1	11	1,528	488	891
Receivable for investments sold	—	—	—	810,192	51,240
Receivable for fund shares sold	—	—	—	—	743,047
Dividend tax reclaims receivable	—	65	—	—	—
Deposit at broker for other investments	—	—	5,244	5,883	—
Receivable for transaction fee	—	—	—	76	74
Other assets	—	—	—	9	—
Total assets	985,481	6,291,052	86,442,174	34,566,142	47,555,850
LIABILITIES:
Written option contracts, at value	—	—	9,305,710	1,776,775	2,850,758
Payable to adviser	520	2,004	39,130	16,568	21,820
Payable for investments purchased	—	—	—	42,948	821,784
Payable for capital shares redeemed	—	—	—	761,160	—
Payable to custodian foreign currency, at value	—	1,706	—	—	—
Due to broker	—	—	—	—	764,787
Total liabilities	520	3,710	9,344,840	2,597,451	4,459,149
NET ASSETS	$984,961	$6,287,342	$77,097,334	$31,968,691	$43,096,701
Net Assets Consists of:
Paid-in capital	$1,057,740	$5,963,338	$74,219,268	$32,906,363	$41,898,246
Total distributable earnings/(accumulated losses)	(72,779)	324,004	2,878,066	(937,672)	1,198,455
Total net assets	$984,961	$6,287,342	$77,097,334	$31,968,691	$43,096,701
Net assets	$984,961	$6,287,342	$77,097,334	$31,968,691	$43,096,701
Shares issued and outstanding(a)	50,000	200,000	2,800,000	1,050,000	1,450,000
Net asset value per share	$19.70	$31.44	$27.53	$30.45	$29.72
Cost:
Investments, at cost	$1,031,073	$5,945,066	$72,384,112	$29,581,155	$42,190,521
Proceeds:
Written options premium received	$—	$—	$2,643,405	$853,002	$1,368,349
Foreign currency proceeds	$—	$1,709	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

59

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF
ASSETS:
Investments, at value	$44,079,199	$24,332,587	$50,499,747	$41,564,283	$27,016,568
Cash and cash equivalents	274,922	179,340	446,044	355,011	1,034,918
Deposit at broker for other investments	5,628	5,609	5,308	5,631	—
Interest receivable	640	456	1,165	889	467
Receivable for investments sold	—	—	—	—	49,103
Receivable for fund shares sold	—	—	—	—	802,628
Receivable for transaction fee	—	—	—	—	80
Other assets	12	9	23	17	—
Total assets	44,360,401	24,518,001	50,952,287	41,925,831	28,903,764
LIABILITIES:
Written option contracts, at value	1,906,564	2,548,050	2,344,191	2,593,518	1,565,436
Payable to adviser	20,663	11,141	24,962	20,433	11,117
Payable for investments purchased	—	—	—	—	848,761
Due to broker	—	—	—	—	794,446
Total liabilities	1,927,227	2,559,191	2,369,153	2,613,951	3,219,760
NET ASSETS	$ 42,433,174	$21,958,810	$48,583,134	$39,311,880	$25,684,004
Net Assets Consists of:
Paid-in capital	$44,498,921	$25,005,118	$51,782,598	$40,595,351	$28,611,766
Total accumulated losses	(2,065,747)	(3,046,308)	(3,199,464)	(1,283,471)	(2,927,762)
Total net assets	$ 42,433,174	$21,958,810	$48,583,134	$39,311,880	$25,684,004
Net assets	$42,433,174	$21,958,810	$48,583,134	$39,311,880	$25,684,004
Shares issued and outstanding(a)	1,450,000	700,000	1,325,000	1,200,000	800,000
Net asset value per share	$29.26	$31.37	$36.67	$32.76	$32.11
Cost:
Investments, at cost	$43,281,166	$20,867,134	$45,109,454	$38,875,940	$26,566,356
Proceeds:
Written options premium received	$1,490,295	$1,067,330	$2,017,475	$1,896,354	$1,396,949

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

60

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF
ASSETS:
Investments in unaffiliated securities, at value	$1,016,250	$97,777,181	$84,697,061	$97,934,505	$81,603,346
Investments in affiliated securities, at value	518,197,874	—	—	—	—
Cash and cash equivalents	2,535,477	811,742	28,351	839,514	384,729
Interest receivable	6,350	2,102	2,158	2,116	1,066
Security lending income receivable	3,700	—	—	—	—
Deposit at broker for other investments	—	5,700	769,986	7,574	6,178
Other assets	122	—	—	41	21
Total assets	521,759,773	98,596,725	85,497,556	98,783,750	81,995,340
LIABILITIES:
Written option contracts, at value	—	11,025,807	4,754,295	6,595,705	4,374,137
Payable upon return of securities loaned	1,016,250	—	—	—	—
Payable to adviser	52,371	44,428	41,268	46,763	37,570
Interest payable	—	—	1	—	—
Payable for capital shares redeemed	–	—	80	—	—
Total liabilities	1,068,621	11,070,235	4,795,644	6,642,468	4,411,707
NET ASSETS	$ 520,691,152	$87,526,490	$80,701,912	$92,141,282	$77,583,633
Net Assets Consists of:
Paid-in capital	$446,040,270	$89,253,571	$84,925,764	$93,465,307	$86,471,835
Total distributable earnings/(accumulated losses)	74,650,882	(1,727,081)	(4,223,852)	(1,324,025)	(8,888,202)
Total net assets	$ 520,691,152	$87,526,490	$80,701,912	$92,141,282	$77,583,633
Net assets	$520,691,152	$87,526,490	$80,701,912	$92,141,282	$77,583,633
Shares issued and outstanding(a)	16,350,000	2,975,000	2,525,000	2,900,000	2,550,000
Net asset value per share	$31.85	$29.42	$31.96	$31.77	$30.42
Cost:
Investments in unaffiliated securities, at cost	$1,016,250	$83,039,284	$75,339,308	$91,070,273	$80,230,972
Investments in affiliated securities, at cost	$443,025,786	$—	$—	$—	$—
Proceeds:
Written options premium received	$—	$4,207,861	$3,070,861	$3,973,111	$3,706,940
Loaned Securities:
at value (included in investments)	$988,352	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

61

PACER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

Pacer US Cash Cows Bond ETF
ASSETS:
Investments, at value	$6,900,974
Interest receivable	98,467
Cash and cash equivalents	36,551
Receivable for investments sold	965
Total assets	7,036,957
LIABILITIES:
Payable to adviser	2,637
Total liabilities	2,637
NET ASSETS	$7,034,320
Net Assets Consists of:
Paid-in capital	$6,880,998
Total distributable earnings	153,322
Total net assets	$7,034,320
Net assets	$7,034,320
Shares issued and outstanding(a)	280,000
Net asset value per share	$25.12
Cost:
Investments, at cost	$6,865,320

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

62

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025

	Pacer American Energy Independence ETF	Pacer BlueStar Digital Entertainment ETF	Pacer BlueStar Engineering the Future ETF	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF(a)	Pacer Developed Markets Cash Cows Growth Leaders ETF
INVESTMENT INCOME:
Dividend income	$2,216,339	$60,757	$9,518	$21,865	$31,584
Less: Dividend withholding taxes	(162,541)	(2,052)	(1,031)	(74)	(3,377)
Less: Issuance fees	—	(6)	(79)	(11)	—
Interest income	4,471	168	52	85	79
Securities lending income	113,419	364	131	—	133
Total investment income	2,171,688	59,231	8,591	21,865	28,419
EXPENSES:
Investment advisory fee	655,945	13,556	6,465	15,655	10,352
Total expenses	655,945	13,556	6,465	15,655	10,352
Net investment income	1,515,743	45,675	2,126	6,210	18,067
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,060,326	380,521	38,574	733,347	61,180
Foreign currency translation	(10,824)	(483)	(218)	—	1,102
Net realized gain (loss)	3,049,502	380,038	38,356	733,347	62,282
Net change in unrealized appreciation (depreciation) on:
Investments	(1,710,618)	(126,198)	400,840	632,130	221,078
Foreign currency translation	(158)	49	(3)	—	(65)
Net change in unrealized appreciation (depreciation)	(1,710,776)	(126,149)	400,837	632,130	221,013
Net realized and unrealized gain (loss)	1,338,726	253,889	439,193	1,365,477	283,295
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,854,469	$299,564	$441,319	$1,371,687	$301,362

(a)	Inception date of the Fund was May 6, 2025.
The accompanying notes are an integral part of these financial statements.

63

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	Pacer PE/VC ETF(a)	Pacer S&P 500 Quality FCF Aristocrats ETF(b)	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF(c)
INVESTMENT INCOME:
Dividend income	$48,881	$10,380,272	$14,530	$69,225	$1,375
Less: Issuance fees	(21)	(124)	—	—	—
Less: Dividend withholding taxes	(125)	(2,485)	(9)	—	(9)
Interest income	27,472	4,143,686	5,079	196	4
Securities lending income	597	42,657	—	—	—
Total investment income	76,804	14,564,006	19,600	69,421	1,370
EXPENSES:
Investment advisory fee	45,263	5,590,831	13,482	27,169	875
Total expenses	45,263	5,590,831	13,482	27,169	875
Net investment income	31,541	8,973,175	6,118	42,252	495
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	49,612	20,315,235	(22,736)	351,910	(2,337)
Futures contracts	(36,645)	1,852,985	—	—	—
Swap contracts	—	—	123,715	—	—
Net realized gain (loss)	12,967	22,168,220	100,979	351,910	(2,337)
Net change in unrealized appreciation (depreciation) on:
Investments	1,966,722	145,650,945	252,580	1,119,906	2,838
Future contracts	(3,677)	1,719,769	—	—	—
Swap contracts	—	—	13,500	—	—
Net change in unrealized appreciation (depreciation)	1,963,045	147,370,714	266,080	1,119,906	2,838
Net realized and unrealized gain (loss)	1,976,012	169,538,934	367,059	1,471,816	501
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,007,553	$178,512,109	$373,177	$1,514,068	$996

(a)	Inception date of the Fund was February 3, 2025.
(b)	Inception date of the Fund was May 6, 2025.
(c)	Inception date of the Fund was August 27, 2025.
The accompanying notes are an integral part of these financial statements.

64

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF(a)	Pacer Solactive Whitney Future of Warfare ETF(b)	Pacer Swan SOS Conservative April ETF	Pacer Swan SOS Conservative January ETF	Pacer Swan SOS Conservative July ETF
INVESTMENT INCOME:
Dividend income	$1,503	$25,650	$—	$—	$—
Less: Dividend withholding taxes	—	(895)	—	—	—
Interest income	3	96	12,693	6,067	8,812
Total investment income	1,506	24,851	12,693	6,067	8,812
EXPENSES:
Investment advisory fee	1,063	9,702	348,111	167,412	237,780
Income tax expense	—	2	—	—	—
Total expenses	1,063	9,704	348,111	167,412	237,780
Net investment income/(loss)	443	15,147	(335,418)	(161,345)	(228,968)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,365	124,923	2,000,997	3,323,700	4,575,299
Written option contracts expired or closed	—	—	273,406	(772,610)	679,151
Foreign currency translation	—	224	—	—	—
Net realized gain (loss)	24,365	125,147	2,274,403	2,551,090	5,254,450
Net change in unrealized appreciation (depreciation) on:
Investments	(46,284)	340,053	10,126,203	1,149,692	2,024,446
Written option contracts	—	—	(6,608,804)	(327,694)	(1,389,692)
Foreign currency translation	—	(28)	—	—	—
Net change in unrealized appreciation (depreciation)	(46,284)	340,025	3,517,399	821,998	634,754
Net realized and unrealized gain (loss)	(21,919)	465,172	5,791,802	3,373,088	5,889,204
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (21,476)	$480,319	$5,456,384	$3,211,743	$5,660,236

(a)	Inception date of the Fund was August 27, 2025.
(b)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

65

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Pacer Swan SOS Conservative October ETF	Pacer Swan SOS Flex April ETF	Pacer Swan SOS Flex January ETF	Pacer Swan SOS Flex July ETF	Pacer Swan SOS Flex October ETF
INVESTMENT INCOME:
Interest income	$8,698	$4,787	$10,592	$5,852	$2,282
Total investment income	8,698	4,787	10,592	5,852	2,282
EXPENSES:
Investment advisory fee	223,550	139,461	297,149	172,247	93,201
Total expenses	223,550	139,461	297,149	172,247	93,201
Net investment loss	(214,852)	(134,674)	(286,557)	(166,395)	(90,919)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,366,152	780,019	7,237,965	2,158,465	1,640,447
Written option contracts expired or closed	(505,686)	728,995	(568,028)	718,813	211,947
Net realized gain (loss)	3,860,466	1,509,014	6,669,937	2,877,278	1,852,394
Net change in unrealized appreciation (depreciation) on:
Investments	915,310	1,871,191	(481,361)	1,658,767	529,176
Written option contracts	(465,221)	(1,739,772)	224,436	(682,108)	(197,900)
Net change in unrealized appreciation (depreciation)	450,089	131,419	(256,925)	976,659	331,276
Net realized and unrealized gain (loss)	4,310,555	1,640,433	6,413,012	3,853,937	2,183,670
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,095,703	$1,505,759	$6,126,455	$3,687,542	$2,092,751

The accompanying notes are an integral part of these financial statements.

66

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025(Continued)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Moderate April ETF	Pacer Swan SOS Moderate January ETF	Pacer Swan SOS Moderate July ETF	Pacer Swan SOS Moderate October ETF
INVESTMENT INCOME:
Interest income	$81,283	$19,742	$20,740	$19,895	$22,698
Securities lending income	28,065	—	—	—	—
Total investment income	109,348	19,742	20,740	19,895	22,698
EXPENSES:
Investment advisory fee	547,670	482,195	496,255	483,248	516,446
Total expenses	547,670	482,195	496,255	483,248	516,446
Net investment loss	(438,322)	(462,453)	(475,515)	(463,353)	(493,748)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	—	2,984,047	11,633,282	7,555,398	9,397,220
Investments in affiliated securities	15,964,330	—	—	—	—
Written option contracts expired or closed	—	1,548,264	(2,121,540)	2,329,666	(57,970)
Net realized gain (loss)	15,964,330	4,532,311	9,511,742	9,885,064	9,339,250
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—	9,215,578	(668,334)	3,522,612	1,629,842
Investments in affiliated securities	32,600,478	—	—	—	—
Written option contracts	—	(7,158,305)	320,848	(2,567,495)	(805,935)
Net change in unrealized appreciation (depreciation)	32,600,478	2,057,273	(347,486)	955,117	823,907
Net realized and unrealized gain (loss)	48,564,808	6,589,584	9,164,256	10,840,181	10,163,157
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 48,126,486	$6,127,131	$8,688,741	$10,376,828	$9,669,409

The accompanying notes are an integral part of these financial statements.

67

PACER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

Pacer US Cash Cows Bond ETF(a)
INVESTMENT INCOME:
Interest income	$ 216,242
Total investment income	216,242
EXPENSES:
Investment advisory fee	17,657
Income tax expense	150
Total expenses	17,807
Net investment income	198,435
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	108,495
Net realized gain (loss)	108,495
Net change in unrealized appreciation (depreciation) on:
Investments	35,654
Net change in unrealized appreciation (depreciation)	35,654
Net realized and unrealized gain (loss)	144,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 342,584

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

68

Pacer Funds
Statements of Changes in Net Assets

	Pacer American Energy Independence ETF		Pacer BlueStar Digital Entertainment ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,515,743	$1,208,799	$45,675	$3,479
Net realized gain (loss)	3,049,502	3,135,984	380,038	93,801
Net change in unrealized appreciation (depreciation)	(1,710,776)	13,850,484	(126,149)	165,976
Net increase (decrease) in net assets from operations	2,854,469	18,195,267	299,564	263,256
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,040,172)	(1,396,764)	(46,758)	(3,735)
From return of capital	(3,065,828)	(1,033,236)	—	—
Total distributions to shareholders	(4,106,000)	(2,430,000)	(46,758)	(3,735)
CAPITAL TRANSACTIONS:
Shares sold	26,801,225	8,137,985	4,389,696	435,384
Shares redeemed	(9,899,635)	(3,386,030)	(693,686)	(431,758)
ETF transaction fees (See Note 1)	—	—	1,307	1
Net increase (decrease) in net assets from capital transactions	16,901,590	4,751,955	3,697,317	3,627
Net increase (decrease) in net assets	15,650,059	20,517,222	3,950,123	263,148
NET ASSETS:
Beginning of the year	63,905,674	43,388,452	959,624	696,476
End of the year	$ 79,555,733	$63,905,674	$4,909,747	$959,624
SHARES TRANSACTIONS
Shares sold	650,000	250,000	140,000	20,000
Shares redeemed	(250,000)	(100,000)	(20,000)	(20,000)
Total increase (decrease) in shares outstanding	400,000	150,000	120,000	—

The accompanying notes are an integral part of these financial statements.

69

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer BlueStar Engineering the Future ETF		Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
	Year Ended October 31,		Period Ended October 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$2,126	$1,566	$6,210
Net realized gain (loss)	38,356	91,317	733,347
Net change in unrealized appreciation (depreciation)	400,837	109,606	632,130
Net increase (decrease) in net assets from operations	441,319	202,489	1,371,687
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,847)	(1,389)	(4,593)
Total distributions to shareholders	(1,847)	(1,389)	(4,593)
CAPITAL TRANSACTIONS:
Shares sold	398,688	—	15,529,903
Shares redeemed	—	(792,712)	(7,180,498)
ETF transaction fees (See Note 1)	1	—	—
Net increase (decrease) in net assets from capital transactions	398,689	(792,712)	8,349,405
Net increase (decrease) in net assets	838,161	(591,612)	9,716,499
NET ASSETS:
Beginning of the period	821,958	1,413,570	—
End of the period	$ 1,660,119	$821,958	$9,716,499
SHARES TRANSACTIONS
Shares sold	20,000	—	675,000
Shares redeemed	—	(40,000)	(300,000)
Total increase (decrease) in shares outstanding	20,000	(40,000)	375,000

(a)	Inception date of the Fund was May 6, 2025.
The accompanying notes are an integral part of these financial statements.

70

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Developed Markets Cash Cows Growth Leaders ETF		Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$18,067	$9,552	$31,541	$(403)
Net realized gain (loss)	62,282	(33,220)	12,967	—
Net change in unrealized appreciation (depreciation)	221,013	3,477	1,963,045	34,525
Net increase (decrease) in net assets from operations	301,362	(20,191)	2,007,553	34,122
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(12,632)	(8,278)	(98,563)	—
From return of capital	—	—	(253,062)	—
Total distributions to shareholders	(12,632)	(8,278)	(351,625)	—
CAPITAL TRANSACTIONS:
Shares sold	2,644,745	1,005,000	5,474,385	6,358,000
Shares redeemed	(563,728)	(487,735)	—	—
ETF transaction fees (See Note 1)	128	—	—	—
Net increase (decrease) in net assets from capital transactions	2,081,145	517,265	5,474,385	6,358,000
Net increase (decrease) in net assets	2,369,875	488,796	7,130,313	6,392,122
NET ASSETS:
Beginning of the period	488,796	—	6,392,122	—
End of the period	$ 2,858,671	$488,796	$13,522,435	$6,392,122
SHARES TRANSACTIONS
Shares sold	125,000	50,000	150,000	200,000
Shares redeemed	(25,000)	(25,000)	—	—
Total increase (decrease) in shares outstanding	100,000	25,000	150,000	200,000

(a)	Inception date of the Fund was March 20, 2024.
(b)	Inception date of the Fund was September 23, 2024.
The accompanying notes are an integral part of these financial statements.

71

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF		Pacer PE/VC ETF	Pacer S&P 500 Quality FCF Aristocrats ETF
	Year Ended October 31,		Period Ended October 31,
	2025	2024	2025(a)	2025(b)
OPERATIONS:
Net investment income (loss)	$8,973,175	$4,058,541	$6,118	$42,252
Net realized gain (loss)	22,168,220	4,596,315	100,979	351,910
Net change in unrealized appreciation (depreciation)	147,370,714	73,264,866	266,080	1,119,906
Net increase (decrease) in net assets from operations	178,512,109	81,919,722	373,177	1,514,068
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,400,178)	(7,672,502)	(4,999)	(21,117)
From return of capital	(37,414,401)	(13,454,992)	—	—
Total distributions to shareholders	(53,814,579)	(21,127,494)	(4,999)	(21,117)
CAPITAL TRANSACTIONS:
Shares sold	681,731,298	390,260,988	3,154,656	17,321,163
Shares redeemed	(72,970,068)	(17,723,919)	—	(1,745,453)
Net increase (decrease) in net assets from capital transactions	608,761,230	372,537,069	3,154,656	15,575,710
Net increase (decrease) in net assets	733,458,760	433,329,297	3,522,834	17,068,661
NET ASSETS:
Beginning of the period	594,106,177	160,776,880	—	—
End of the period	$ 1,327,564,937	$594,106,177	$3,522,834	$17,068,661
SHARES TRANSACTIONS
Shares sold	17,310,000	10,830,000	120,000	800,000
Shares redeemed	(1,920,000)	(480,000)	—	(75,000)
Total increase (decrease) in shares outstanding	15,390,000	10,350,000	120,000	725,000

(a)	Inception date of the Fund was February 3, 2025.
(b)	Inception date of the Fund was May 6, 2025.
The accompanying notes are an integral part of these financial statements.

72

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	Pacer Solactive Whitney Future of Warfare ETF
	Period Ended October 31,
	2025(a)	2025(a)	2025(b)
OPERATIONS:
Net investment income (loss)	$495	$443	$15,147
Net realized gain (loss)	(2,337)	24,365	125,147
Net change in unrealized appreciation (depreciation)	2,838	(46,284)	340,025
Net increase (decrease) in net assets from operations	996	(21,476)	480,319
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(12,515)
Total distributions to shareholders	—	—	(12,515)
CAPITAL TRANSACTIONS:
Shares sold	1,009,000	1,513,465	7,112,573
Shares redeemed	—	(507,028)	(1,293,035)
Net increase (decrease) in net assets from capital transactions	1,009,000	1,006,437	5,819,538
Net increase (decrease) in net assets	1,009,996	984,961	6,287,342
NET ASSETS:
Beginning of the period	—	—	—
End of the period	$ 1,009,996	$984,961	$6,287,342
SHARES TRANSACTIONS
Shares sold	50,000	75,000	250,000
Shares redeemed	—	(25,000)	(50,000)
Total increase (decrease) in shares outstanding	50,000	50,000	200,000

(a)	Inception date of the Fund was August 27, 2025.
(b)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

73

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative April ETF		Pacer Swan SOS Conservative January ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(335,418)	$(149,822)	$(161,345)	$(108,640)
Net realized gain (loss)	2,274,403	1,412,302	2,551,090	1,426,542
Net change in unrealized appreciation (depreciation)	3,517,399	3,007,434	821,998	1,465,187
Net increase (decrease) in net assets from operations	5,456,384	4,269,914	3,211,743	2,783,089
CAPITAL TRANSACTIONS:
Shares sold	80,039,048	44,449,320	32,652,635	22,886,263
Shares redeemed	(46,172,860)	(21,118,528)	(23,630,292)	(16,167,300)
ETF transaction fees (See Note 1)	5,328	4,058	1,751	1,593
Net increase (decrease) in net assets from capital transactions	33,871,516	23,334,850	9,024,094	6,720,556
Net increase (decrease) in net assets	39,327,900	27,604,764	12,235,837	9,503,645
NET ASSETS:
Beginning of the year	37,769,434	10,164,670	19,732,854	10,229,209
End of the year	$77,097,334	$37,769,434	$31,968,691	$19,732,854
SHARES TRANSACTIONS
Shares sold	3,150,000	1,875,000	1,175,000	925,000
Shares redeemed	(1,825,000)	(875,000)	(850,000)	(650,000)
Total increase (decrease) in shares outstanding	1,325,000	1,000,000	325,000	275,000

The accompanying notes are an integral part of these financial statements.

74

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Conservative July ETF		Pacer Swan SOS Conservative October ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(228,968)	$(110,201)	$(214,852)	$(54,494)
Net realized gain (loss)	5,254,450	1,667,088	3,860,466	1,207,086
Net change in unrealized appreciation (depreciation)	634,754	1,660,411	450,089	9,121
Net increase (decrease) in net assets from operations	5,660,236	3,217,298	4,095,703	1,161,713
CAPITAL TRANSACTIONS:
Shares sold	53,603,823	41,936,132	68,373,800	17,419,863
Shares redeemed	(53,407,585)	(16,964,972)	(44,997,817)	(10,337,700)
ETF transaction fees (See Note 1)	3,395	3,136	3,556	1,084
Net increase (decrease) in net assets from capital transactions	199,633	24,974,296	23,379,539	7,083,247
Net increase (decrease) in net assets	5,859,869	28,191,594	27,475,242	8,244,960
NET ASSETS:
Beginning of the year	37,236,832	9,045,238	14,957,932	6,712,972
End of the year	$43,096,701	$37,236,832	$42,433,174	$14,957,932
SHARES TRANSACTIONS
Shares sold	1,975,000	1,675,000	2,450,000	675,000
Shares redeemed	(1,950,000)	(675,000)	(1,575,000)	(400,000)
Total increase (decrease) in shares outstanding	25,000	1,000,000	875,000	275,000

The accompanying notes are an integral part of these financial statements.

75

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex April ETF		Pacer Swan SOS Flex January ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(134,674)	$(138,222)	$(286,557)	$(238,147)
Net realized gain (loss)	1,509,014	3,103,526	6,669,937	3,289,764
Net change in unrealized appreciation (depreciation)	131,419	1,261,868	(256,925)	4,200,996
Net increase (decrease) in net assets from operations	1,505,759	4,227,172	6,126,455	7,252,613
CAPITAL TRANSACTIONS:
Shares sold	23,651,437	28,784,565	52,043,348	50,810,650
Shares redeemed	(27,843,988)	(24,949,467)	(56,654,928)	(29,146,917)
ETF transaction fees (See Note 1)	584	1,064	1,275	3,422
Net increase (decrease) in net assets from capital transactions	(4,191,967)	3,836,162	(4,610,305)	21,667,155
Net increase (decrease) in net assets	(2,686,208)	8,063,334	1,516,150	28,919,768
NET ASSETS:
Beginning of the year	24,645,018	16,581,684	47,066,984	18,147,216
End of the year	$21,958,810	$24,645,018	$48,583,134	$47,066,984
SHARES TRANSACTIONS
Shares sold	825,000	1,075,000	1,575,000	1,750,000
Shares redeemed	(975,000)	(925,000)	(1,700,000)	(1,000,000)
Total increase (decrease) in shares outstanding	(150,000)	150,000	(125,000)	750,000

The accompanying notes are an integral part of these financial statements.

76

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Flex July ETF		Pacer Swan SOS Flex October ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(166,395)	$(163,485)	$(90,919)	$(92,991)
Net realized gain (loss)	2,877,278	4,263,441	1,852,394	2,280,880
Net change in unrealized appreciation (depreciation)	976,659	1,407,792	331,276	79,750
Net increase (decrease) in net assets from operations	3,687,542	5,507,748	2,092,751	2,267,639
CAPITAL TRANSACTIONS:
Shares sold	39,214,478	37,180,479	30,675,290	21,974,547
Shares redeemed	(30,705,367)	(38,537,555)	(21,824,595)	(20,219,830)
ETF transaction fees (See Note 1)	2,319	1,998	2,260	1,268
Net increase (decrease) in net assets from capital transactions	8,511,430	(1,355,078)	8,852,955	1,755,985
Net increase (decrease) in net assets	12,198,972	4,152,670	10,945,706	4,023,624
NET ASSETS:
Beginning of the year	27,112,908	22,960,238	14,738,298	10,714,674
End of the year	$39,311,880	$27,112,908	$25,684,004	$14,738,298
SHARES TRANSACTIONS
Shares sold	1,275,000	1,375,000	975,000	800,000
Shares redeemed	(1,025,000)	(1,425,000)	(700,000)	(725,000)
Total increase (decrease) in shares outstanding	250,000	(50,000)	275,000	75,000

The accompanying notes are an integral part of these financial statements.

77

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Fund of Funds ETF		Pacer Swan SOS Moderate April ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(438,322)	$(324,204)	$(462,453)	$(358,772)
Net realized gain (loss)	15,964,330	12,173,994	4,532,311	4,636,413
Net change in unrealized appreciation (depreciation)	32,600,478	35,921,245	2,057,273	5,224,639
Net increase (decrease) in net assets from operations	48,126,486	47,771,035	6,127,131	9,502,280
CAPITAL TRANSACTIONS:
Shares sold	168,524,145	223,157,394	98,712,790	99,784,487
Shares redeemed	(74,009,960)	(66,801,481)	(88,391,583)	(68,071,712)
ETF transaction fees (See Note 1)	309,584	375,124	5,604	8,750
Net increase (decrease) in net assets from capital transactions	94,823,769	156,731,037	10,326,811	31,721,525
Net increase (decrease) in net assets	142,950,255	204,502,072	16,453,942	41,223,805
NET ASSETS:
Beginning of the year	377,740,897	173,238,825	71,072,548	29,848,743
End of the year	$ 520,691,152	$377,740,897	$87,526,490	$71,072,548
SHARES TRANSACTIONS
Shares sold	5,675,000	8,375,000	3,625,000	3,925,000
Shares redeemed	(2,525,000)	(2,450,000)	(3,250,000)	(2,625,000)
Total increase (decrease) in shares outstanding	3,150,000	5,925,000	375,000	1,300,000

The accompanying notes are an integral part of these financial statements.

78

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate January ETF		Pacer Swan SOS Moderate July ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(475,515)	$(387,212)	$(463,353)	$(385,641)
Net realized gain (loss)	9,511,742	4,312,373	9,885,064	7,174,696
Net change in unrealized appreciation (depreciation)	(347,486)	5,918,853	955,117	4,314,711
Net increase (decrease) in net assets from operations	8,688,741	9,844,014	10,376,828	11,103,766
CAPITAL TRANSACTIONS:
Shares sold	101,442,220	92,195,350	89,667,933	104,661,249
Shares redeemed	(97,535,483)	(68,014,698)	(86,586,087)	(78,995,868)
ETF transaction fees (See Note 1)	4,452	8,040	2,908	6,725
Net increase (decrease) in net assets from capital transactions	3,911,189	24,188,692	3,084,754	25,672,106
Net increase (decrease) in net assets	12,599,930	34,032,706	13,461,582	36,775,872
NET ASSETS:
Beginning of the year	68,101,982	34,069,276	78,679,700	41,903,828
End of the year	$80,701,912	$68,101,982	$92,141,282	$78,679,700
SHARES TRANSACTIONS
Shares sold	3,475,000	3,525,000	3,025,000	3,950,000
Shares redeemed	(3,325,000)	(2,575,000)	(2,950,000)	(2,950,000)
Total increase (decrease) in shares outstanding	150,000	950,000	75,000	1,000,000

The accompanying notes are an integral part of these financial statements.

79

Pacer Funds
Statements of Changes in Net Assets(Continued)

	Pacer Swan SOS Moderate October ETF		Pacer US Cash Cows Bond ETF
	Year Ended October 31,		Period Ended October 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income (loss)	$(493,748)	$(272,602)	$198,435
Net realized gain (loss)	9,339,250	5,948,667	108,495
Net change in unrealized appreciation (depreciation)	823,907	267,020	35,654
Net increase (decrease) in net assets from operations	9,669,409	5,943,085	342,584
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(189,412)
Total distributions to shareholders	—	—	(189,412)
CAPITAL TRANSACTIONS:
Shares sold	130,942,742	80,435,795	6,881,148
Shares redeemed	(128,689,655)	(57,598,727)	—
ETF transaction fees (See Note 1)	12,029	5,372	—
Net increase (decrease) in net assets from capital transactions	2,265,116	22,842,440	6,881,148
Net increase (decrease) in net assets	11,934,525	28,785,525	7,034,320
NET ASSETS:
Beginning of the period	65,649,108	36,863,583	—
End of the period	$77,583,633	$65,649,108	$7,034,320
SHARES TRANSACTIONS
Shares sold	4,525,000	3,000,000	280,000
Shares redeemed	(4,400,000)	(2,150,000)	—
Total increase (decrease) in shares outstanding	125,000	850,000	280,000

(a)	Inception date of the Fund was December 17, 2024.
The accompanying notes are an integral part of these financial statements.

80

PACER AMERICAN ENERGY INDEPENDENCE ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$36.52	$27.12	$27.87	$25.31	$14.96
INVESTMENT OPERATIONS:
Net investment income(a)	0.69	0.72	0.63	0.41	0.40
Net realized and unrealized gain (loss) on investments(b)	1.63	10.12	0.06	3.59	11.39
Total from investment operations	2.32	10.84	0.69	4.00	11.79
LESS DISTRIBUTIONS FROM:
Net investment income	(0.47)	(0.82)	(0.33)	(0.26)	(0.50)
Return of capital	(1.37)	(0.62)	(1.11)	(1.18)	(0.94)
Total distributions	(1.84)	(1.44)	(1.44)	(1.44)	(1.44)
ETF transaction fees per share	—	0.00(c)	—	—	—
Net asset value, end of year	$37.00	$36.52	$27.12	$27.87	$25.31
Total return	6.10%	40.90%	2.68%	16.26%	80.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$79,556	$63,906	$43,388	$47,377	$25,309
Ratio of expenses to average net assets	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	1.73%	2.27%	2.32%	1.53%	1.82%
Portfolio turnover rate(d)	24%	22%	27%	25%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

81

Pacer BlueStar Digital Entertainment ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$23.99	$17.41	$15.44	$19.74
INVESTMENT OPERATIONS:
Net investment income(b)	0.56	0.09	0.15	0.05
Net realized and unrealized gain (loss) on investments(c)	6.89	6.58	1.99	(4.32)
Total from investment operations	7.45	6.67	2.14	(4.27)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)	(0.09)	(0.17)	(0.04)
Total distributions	(0.77)	(0.09)	(0.17)	(0.04)
ETF transaction fees per share	0.02	0.00(d)	—	0.01
Net asset value, end of period	$30.69	$23.99	$17.41	$15.44
Total return(e)	31.37%	38.38%	13.74%	−21.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,910	$960	$696	$618
Ratio of expenses to average net assets(f)(h)	0.54%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	1.83%	0.40%	0.78%	0.53%
Portfolio turnover rate(e)(g)	47%	49%	40%	33%

(a)	Inception date of the Fund was April 7, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%.
The accompanying notes are an integral part of these financial statements.

82

Pacer BlueStar Engineering the Future ETF
Financial Highlights

	Year Ended October 31,			Period Ended October 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$20.55	$17.67	$17.00	$20.52
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.04	0.04	0.01
Net realized and unrealized gain (loss) on investments(c)	7.12	2.87	0.68	(3.53)
Total from investment operations	7.16	2.91	0.72	(3.52)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	(0.03)	(0.04)	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.04)	(0.03)	(0.05)	—
ETF transaction fees per share	0.00(d)	—	—	—
Net asset value, end of period	$27.67	$20.55	$17.67	$17.00
Total return(e)	34.87%	16.48%	4.18%	−17.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,660	$822	$1,414	$1,360
Ratio of expenses to average net assets(f)(h)	0.56%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.19%	0.17%	0.19%	0.07%
Portfolio turnover rate(e)(g)	32%	19%	15%	—%

(a)	Inception date of the Fund was May 4, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

83

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.82
INVESTMENT OPERATIONS:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments(c)	6.08
Total from investment operations	6.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$25.91
Total return(d)	30.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,716
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.19%
Portfolio turnover rate(d)(f)	3%

(a)	Inception date of the Fund was May 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

84

Pacer Developed Markets Cash Cows Growth Leaders ETF
Financial Highlights

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.55	$20.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.24	0.26
Net realized and unrealized gain (loss) on investments(c)	3.33	(0.62)
Total from investment operations	3.57	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.19)
Total distributions	(0.25)	(0.19)
ETF transaction fees per share	0.00(d)	—
Net asset value, end of period	$22.87	$19.55
Total return(e)	18.44%	−1.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,859	$489
Ratio of expenses to average net assets(f)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(f)	1.13%	2.16%
Portfolio turnover rate(e)(g)	104%	33%

(a)	Inception date of the Fund was March 20, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

85

Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Financial Highlights

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.96	$31.79
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	8.10	0.17
Total from investment operations	8.24	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	—
Net realized gains	(0.16)	—
Return of capital	(1.12)	—
Total distributions	(1.56)	—
Net asset value, end of period	$38.64	$31.96
Total return(e)	26.61%	0.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,522	$6,392
Ratio of expenses to average net assets(f)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(f)	0.42%	(0.06)%
Portfolio turnover rate(e)(g)	4%	—%

(a)	Inception date of the Fund was September 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

86

Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Financial Highlights

	Year Ended October 31,		Period Ended October 31, 2023(g)	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$37.72	$29.77	$30.39	$31.64	$34.65
INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.42	0.18	0.32	0.12
Net realized and unrealized gain (loss) on investments(c)	6.73	9.62	0.22	0.53	(1.73)
Total from investment operations	7.11	10.04	0.40	0.85	(1.61)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.53)	(0.56)	(0.16)	(0.30)	(0.10)
Net realized gains	(0.14)	(0.20)	(0.04)	(0.33)	—
Return of capital	(1.53)	(1.33)	(0.82)	(1.47)	(1.30)
Total distributions	(2.20)	(2.09)	(1.02)	(2.10)	(1.40)
Net asset value, end of period	$42.63	$37.72	$29.77	$30.39	$31.64
Total return(d)	19.54%	34.25%	1.25%	3.25%	−5.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,327,565	$594,106	$160,777	$109,388	$55,055
Ratio of expenses to average net assets(e)	0.60%	0.63%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets(e)	0.96%	1.16%	1.15%	1.07%	0.42%
Portfolio turnover rate(d)(f)	6%	7%	4%	9%	7%

(a)	Inception date of the Fund was July 12, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	For the period May 1, 2023 to October 31, 2023.
The accompanying notes are an integral part of these financial statements.

87

Pacer PE/VC ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.93
INVESTMENT OPERATIONS:
Net investment income(b)	0.07
Net realized and unrealized gain (loss) on investments(c)	4.42
Total from investment operations	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$29.36
Total return(d)	18.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,523
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.39%
Portfolio turnover rate(d)(f)	86%

(a)	Inception date of the Fund was February 3, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

88

Pacer S&P 500 Quality FCF Aristocrats ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.83
INVESTMENT OPERATIONS:
Net investment income(b)	0.08
Net realized and unrealized gain (loss) on investments(c)	3.67
Total from investment operations	3.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$23.54
Total return(d)	18.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,069
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.76%
Portfolio turnover rate(d)(f)	15%

(a)	Inception date of the Fund was May 6, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

89

Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.18
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	0.01
Total from investment operations	0.02
Net asset value, end of period	$20.20
Total return(d)	0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,010
Ratio of expenses to average net assets(e)	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.28%
Portfolio turnover rate(d)(f)	14%

(a)	Inception date of the Fund was August 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

90

Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$20.16
INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(0.47)
Total from investment operations	(0.46)
Net asset value, end of period	$19.70
Total return(d)	−2.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$985
Ratio of expenses to average net assets(e)	0.59%
Ratio of net investment income (loss) to average net assets(e)	0.25%
Portfolio turnover rate(d)(f)	32%

(a)	Inception date of the Fund was August 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

91

Pacer Solactive Whitney Future of Warfare ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.76
INVESTMENT OPERATIONS:
Net investment income(b)	0.21
Net realized and unrealized gain (loss) on investments(c)	6.67
Total from investment operations	6.88
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)
Total distributions	(0.20)
Net asset value, end of period	$31.44
Total return(d)	27.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,287
Ratio of expenses to average net assets(e)(h)	0.54%
Ratio of tax expenses to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	0.85%
Portfolio turnover rate(d)(g)	39%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective August 1, 2025 the investment advisory fee changed from 0.60% to 0.49%
The accompanying notes are an integral part of these financial statements.

92

Pacer Swan SOS Conservative April ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$25.61	$21.40	$20.75	$21.73	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.15)	(0.15)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	2.07	4.36	0.80	(0.82)	1.21
Total from investment operations	1.92	4.21	0.65	(0.98)	1.12
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$27.53	$25.61	$21.40	$20.75	$21.73
Total return(e)	7.53%	19.66%	3.13%	−4.52%	5.45%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,097	$37,769	$10,165	$16,081	$2,717
Ratio of expenses to average net assets(f)	0.60%	0.63%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.62%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	13%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

93

Pacer Swan SOS Conservative January ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.22	$22.73	$20.89	$22.19	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.16)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	3.39	4.65	2.00	(1.14)	1.77
Total from investment operations	3.23	4.49	1.84	(1.30)	1.63
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$30.45	$27.22	$22.73	$20.89	$22.19
Total return(e)	11.86%	19.74%	8.79%	−5.85%	7.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$31,969	$19,733	$10,229	$15,670	$2,774
Ratio of expenses to average net assets(f)	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.61)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	4%	—%	19%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

94

Pacer Swan SOS Conservative July ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$26.13	$21.28	$19.50	$20.94	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.15)	(0.15)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	3.75	5.00	1.93	(1.29)	0.51
Total from investment operations	3.59	4.85	1.78	(1.44)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$29.72	$26.13	$21.28	$19.50	$20.94
Total return(e)	13.74%	22.80%	9.16%	−6.88%	2.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$43,097	$37,237	$9,045	$6,336	$3,664
Ratio of expenses to average net assets(f)	0.60%	0.64%	0.76%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.60)%	(0.72)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	—%	2%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

95

Pacer Swan SOS Conservative October ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$26.01	$22.38	$19.89	$20.86	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.41	3.79	2.65	(0.82)	0.36
Total from investment operations	3.25	3.63	2.49	(0.97)	0.35
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$29.26	$26.01	$22.38	$19.89	$20.86
Total return(e)	12.50%	16.24%	12.54%	−4.67%	1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,433	$14,958	$6,713	$4,971	$2,607
Ratio of expenses to average net assets(f)	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.64%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	—%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

96

Pacer Swan SOS Flex April ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.99	$23.69	$21.58	$22.75	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	2.55	5.47	2.28	(1.00)	2.24
Total from investment operations	2.38	5.30	2.11	(1.17)	2.14
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$31.37	$28.99	$23.69	$21.58	$22.75
Total return(e)	8.19%	22.39%	9.80%	−5.15%	10.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,959	$24,645	$16,582	$12,406	$7,962
Ratio of expenses to average net assets(f)	0.60%	0.65%	0.76%	0.77%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.64%	0.75%	0.77%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.62)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	7%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

97

Pacer Swan SOS Flex January ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$32.46	$25.92	$22.93	$23.82	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.20)	(0.19)	(0.19)	(0.17)	(0.15)
Net realized and unrealized gain (loss) on investments(c)	4.41	6.73	3.18	(0.73)	3.41
Total from investment operations	4.21	6.54	2.99	(0.90)	3.26
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.01	—
Net asset value, end of period	$36.67	$32.46	$25.92	$22.93	$23.82
Total return(e)	12.96%	25.23%	13.05%	−3.74%	15.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,583	$47,067	$18,147	$17,196	$3,573
Ratio of expenses to average net assets(f)	0.60%	0.64%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.61)%	(0.73)%	(0.76)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	6%	—%	226%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

98

Pacer Swan SOS Flex July ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.54	$22.96	$20.78	$21.31	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.18)	(0.17)	(0.16)	(0.16)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	4.40	5.75	2.34	(0.37)	0.88
Total from investment operations	4.22	5.58	2.18	(0.53)	0.83
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$32.76	$28.54	$22.96	$20.78	$21.31
Total return(e)	14.79%	24.30%	10.49%	−2.49%	4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,312	$27,113	$22,960	$12,468	$5,327
Ratio of expenses to average net assets(f)	0.60%	0.66%	0.77%	0.76%	0.76%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.62)%	(0.69)%	(0.75)%	(0.76)%
Portfolio turnover rate(e)(g)	—%	12%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

99

Pacer Swan SOS Flex October ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.07	$23.81	$21.32	$21.26	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.17)	(0.16)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	4.21	4.43	2.66	0.22	0.76
Total from investment operations	4.04	4.26	2.49	0.06	0.75
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$32.11	$28.07	$23.81	$21.32	$21.26
Total return(e)	14.36%	17.90%	11.66%	0.31%	3.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$25,684	$14,738	$10,715	$10,662	$3,720
Ratio of expenses to average net assets(f)	0.60%	0.65%	0.77%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.02%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.59)%	(0.62)%	(0.74)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	—%	12%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

100

Pacer Swan SOS Fund of Funds ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.62	$23.81	$21.56	$22.49	$20.26
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.03)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	3.24	4.81	2.27	(0.96)	2.26
Total from investment operations	3.21	4.78	2.23	(0.99)	2.23
ETF transaction fees per share	0.02	0.03	0.02	0.06	—
Net asset value, end of period	$31.85	$28.62	$23.81	$21.56	$22.49
Total return(d)	11.29%	20.19%	10.42%	−4.12%	11.01%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$520,691	$377,741	$173,239	$118,060	$38,234
Ratio of expenses to average net assets(f)	0.12%	0.14%	0.18%	0.18%	0.18%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.00%(g)	—%	—%	—%
Ratio of net investment income (loss) to average net assets(f)	(0.10)%	(0.11)%	(0.15)%	(0.13)%	(0.18)%
Portfolio turnover rate(d)(h)	—%	—%	6%	11%	69%

(a)	Inception date of the Fund was December 29, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

101

Pacer Swan SOS Moderate April ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.34	$22.96	$21.12	$21.98	$20.61
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.17)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments(c)	2.24	4.54	2.01	(0.70)	1.47
Total from investment operations	2.08	4.38	1.84	(0.86)	1.37
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$29.42	$27.34	$22.96	$21.12	$21.98
Total return(e)	7.63%	19.06%	8.70%	−3.92%	6.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$87,526	$71,073	$29,849	$17,954	$5,496
Ratio of expenses to average net assets(f)	0.60%	0.64%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.60)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	27%	—%	—%	—%

(a)	Inception date of the Fund was March 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

102

Pacer Swan SOS Moderate January ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$28.67	$23.91	$21.50	$22.66	$20.56
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.17)	(0.17)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments(c)	3.46	4.93	2.58	(0.89)	2.24
Total from investment operations	3.29	4.76	2.41	(1.05)	2.10
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.11)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$31.96	$28.67	$23.91	$21.50	$22.66
Total return(e)	11.46%	19.93%	11.21%	−4.65%	10.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$80,702	$68,102	$34,069	$20,425	$2,832
Ratio of expenses to average net assets(f)	0.60%	0.64%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.63%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	4%	—%	48%	—%

(a)	Inception date of the Fund was December 22, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

103

Pacer Swan SOS Moderate July ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.85	$22.96	$20.65	$21.02	$20.48
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.17)	(0.16)	(0.16)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments(c)	4.09	5.05	2.47	(0.22)	0.59
Total from investment operations	3.92	4.89	2.31	(0.37)	0.54
Net investment income	—	—	—	(0.00)(d)	—
Total distributions	—	—	—	(0.00)(d)	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$31.77	$27.85	$22.96	$20.65	$21.02
Total return(e)	14.08%	21.30%	11.19%	−1.74%	2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$92,141	$78,680	$41,904	$33,556	$17,866
Ratio of expenses to average net assets(f)	0.60%	0.65%	0.76%	0.76%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.01%	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.64%	0.75%	0.76%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.58)%	(0.61)%	(0.73)%	(0.75)%	(0.75)%
Portfolio turnover rate(e)(g)	—%	3%	—%	—%	—%

(a)	Inception date of the Fund was June 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

104

Pacer Swan SOS Moderate October ETF
Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$27.07	$23.41	$20.68	$20.97	$20.51
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.16)	(0.16)	(0.16)	(0.15)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	3.51	3.82	2.89	(0.14)	0.47
Total from investment operations	3.35	3.66	2.73	(0.29)	0.46
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Net asset value, end of period	$30.42	$27.07	$23.41	$20.68	$20.97
Total return(e)	12.39%	15.64%	13.22%	−1.40%	2.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$77,584	$65,649	$36,864	$23,261	$8,912
Ratio of expenses to average net assets(f)	0.60%	0.65%	0.76%	0.75%	0.75%
Ratio of dividends, interest and borrowing expense on securities sold short to average net assets(f)	—%	0.00%(g)	0.01%	—%	—%
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(f)	0.60%	0.65%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	(0.57)%	(0.62)%	(0.72)%	(0.74)%	(0.75)%
Portfolio turnover rate(e)(h)	—%	—%	—%	—%	—%

(a)	Inception date of the Fund was September 30, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

105

Pacer US Cash Cows Bond ETF
Financial Highlights

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.86
INVESTMENT OPERATIONS:
Net investment income(b)	1.18
Net realized and unrealized gain (loss) on investments(c)	0.15
Total from investment operations	1.33
LESS DISTRIBUTIONS FROM:
Net investment income	(1.07)
Total distributions	(1.07)
Net asset value, end of period	$25.12
Total return(d)	5.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,034
Ratio of expenses to average net assets(e)	0.49%
Ratio of tax expenses to average net assets(e)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	5.51%
Portfolio turnover rate(d)(g)	95%

(a)	Inception date of the Fund was December 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

106

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, COWZ, CALF, GCOW, ICOW, ECOW, COWG, CAFG, BUL, HERD, PWS, INDS, SRVR, SZNE, ALTL, PAMC, PALC, PEXL, FLRT, SHPP, TRFK, QQQG, GLBL and PATN’s fiscal year ends are April 30th and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”).

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy Independence ETF	USAI	December 12, 2017	NYSE	$300
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	500
Pacer BlueStar Engineering the Future ETF	BULD	May 4, 2022	Nasdaq	500
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	QQWZ	May 6, 2025	Nasdaq	300
Pacer Developed Markets Cash Cows Growth Leaders ETF	EAFG	March 20, 2024	NYSE	750
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	QSIX	September 23, 2024	Nasdaq	300
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	QDPL	July 12, 2021	NYSE	300
Pacer PE/VC ETF.	PEVC	February 3, 2025	NYSE	500
Pacer S&P 500 Quality FCF Aristocrats ETF	LCOW	May 6, 2025	Cboe	300
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF.	MCOW	August 27, 2025	Cboe	300
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF.	SCOW	August 27, 2025	Cboe	300
Pacer Solactive Whitney Future of Warfare ETF.	FOWF	December 17, 2024	Cboe	500
Pacer Swan SOS Conservative (April) ETF.	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (January) ETF.	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (July) ETF.	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer Swan SOS Fund of Funds ETF.	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Moderate (April) ETF.	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (January) ETF.	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer US Cash Cows Bond ETF	MILK	December 17, 2024	Cboe	300

Each Fund (other than QDPL) is classified as a non-diversified series of the Trust.
The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index
BULD	BlueStar Robotics and 3D Printing Index
QQWZ	Pacer COWZ NDX Rotator Index
EAFG	Pacer Developed Markets Cash Cows Growth Leaders Index

107

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

Ticker	Index
QSIX	Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600
QDPL	Metaurus US Large Cap Dividend Multiplier Index – Series 400
PEVC	FTSE PE/VC Index
LCOW	S&P 500 Quality FCF Aristocrats Index
MCOW	S&P MidCap 400 Quality FCF Aristocrats Index
SCOW	S&P SmallCap 600 Quality FCF Aristocrats Index
FOWF	Solactive Whitney Future of Warfare Index
MILK	Solactive Pacer US Cash Cows Bond Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSCW
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.89% (before fees and expenses of the Fund) and 12.29% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2025 to March 31, 2026.

PSCX
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.44% (before fees and expenses of the Fund) and 11.84% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from January 2, 2025 to December 31, 2025.

PSCJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.23%(before fees and expenses of the Fund) and 11.62% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2025 to June 30, 2026.

PSCQ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.61% (before fees and expenses of the Fund) and 11.00% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2025 to September 30, 2026.

PSFM
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.95% (before fees and expenses of the Fund) and 13.35% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2025 to March 31, 2026.

PSFD
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.52% (before fees and expenses of the Fund) and 12.92% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from January 2, 2025 to December 31, 2025.

PSFJ
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.10% (before fees and expenses of the Fund) and 13.49% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2025 to June 30, 2026.

108

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

Ticker	Objective
PSFO
to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 13.73% (before fees and expenses of the Fund) and 13.12% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2025 to September 30, 2026.

PSFF	capital appreciation with downside protection.
PSMR
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.47% (before fees and expenses of the Fund) and 11.87% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

PSMD
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.02% (before fees and expenses of the Fund) and 11.42% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from January 2, 2025 to December 31, 2025.

PSMJ
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 12.20% (before fees and expenses of the Fund) and 11.59% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

PSMO
to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.84% (before fees and expenses of the Fund) and 11.24% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI and QSIX which generally consist of 50,000 shares, PEVC and MILK which consists of 40,000 shares, QDPL which consists of 30,000 shares, along with ODDS and BULD which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS, BULD, PEVC and FOWF which charges $500 and EAFG which charges $750. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. A variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. In regards to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO for orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu

109

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
of Deposit Securities will be charged by a Fund. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations. The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.
Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

110

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
USAI

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,236,126	$—	$—	$79,236,126
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	18,584,090
Total Investments	$79,236,126	$—	$—	$97,820,216

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $18,584,090 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

111

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
ODDS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,906,859	$—	$—	$4,906,859
Warrants	911	—	—	911
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	67,053
Total Investments	$4,907,770	$—	$—	$4,974,823

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $67,053 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

BULD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,658,404	$—	$—	$1,658,404
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	127,091
Total Investments	$1,658,404	$—	$—	$1,785,495

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $127,091 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QQWZ

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$9,713,320	$—	$—	$9,713,320
Total Investments	$9,713,320	$—	$—	$9,713,320

Refer to the Schedule of Investments for further disaggregation of investment categories.
EAFG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,853,511	$—	$—	$2,853,511
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	60,822
Total Investments	$2,853,511	$—	$—	$2,914,333

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $60,822 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

112

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
QSIX

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$12,495,661	$—	$—	$12,495,661
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,865,807
Total Investments	$12,495,661	$—	$—	$14,361,468
Other Financial Instruments:
Futures Contracts*	$25,340	$—	$—	$25,340
Total Other Financial Instruments	$25,340	$—	$—	$25,340
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(5,389)	$—	$—	$(5,389)
Total Other Financial Instruments	$(5,389)	$—	$—	$(5,389)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,865,807 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

QDPL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,194,319,183	$—	$—	$1,194,319,183
U.S. Treasury Securities	—	93,586,146	—	93,586,146
Real Estate Investment Trusts - Common	20,793,404	—	—	20,793,404
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	25,475,958
Total Investments	$1,215,112,587	$93,586,146	$—	$1,334,174,691
Other Financial Instruments:
Futures Contracts*	$5,959,831	$—	$—	$5,959,831
Total Other Financial Instruments	$5,959,831	$—	$—	$5,959,831

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $25,475,958 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

113

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
PEVC

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,130,518	$—	$—	$3,130,518
Real Estate Investment Trusts - Common	12,034	—	—	12,034
Total Investments	$3,142,552	$—	$—	$3,142,552
Other Financial Instruments:
Total Return Swaps*	$—	$13,500	$—	$13,500
Total Other Financial Instruments	$—	$13,500	$—	$13,500

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of October 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
LCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,055,547	$—	$—	$17,055,547
Total Investments	$17,055,547	$—	$—	$17,055,547

Refer to the Schedule of Investments for further disaggregation of investment categories.
MCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,009,500	$—	$—	$1,009,500
Total Investments	$1,009,500	$—	$—	$1,009,500

Refer to the Schedule of Investments for further disaggregation of investment categories.
SCOW

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$984,789	$—	$—	$984,789
Total Investments	$984,789	$—	$—	$984,789

Refer to the Schedule of Investments for further disaggregation of investment categories.
FOWF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,285,119	$—	$—	$6,285,119
Total Investments	$6,285,119	$—	$—	$6,285,119

Refer to the Schedule of Investments for further disaggregation of investment categories.

114

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
PSCW

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$85,845,534	$—	$85,845,534
Total Investments	$—	$85,845,534	$—	$85,845,534
Liabilities:
Investments:
Written Options	$—	$(9,305,710)	$—	$(9,305,710)
Total Investments	$—	$(9,305,710)	$—	$(9,305,710)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSCX

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$33,557,440	$—	$33,557,440
Total Investments	$—	$33,557,440	$—	$33,557,440
Liabilities:
Investments:
Written Options	$—	$(1,776,775)	$—	$(1,776,775)
Total Investments	$—	$(1,776,775)	$—	$(1,776,775)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSCJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$45,674,826	$—	$45,674,826
Total Investments	$—	$45,674,826	$—	$45,674,826
Liabilities:
Investments:
Written Options	$—	$(2,850,758)	$—	$(2,850,758)
Total Investments	$—	$(2,850,758)	$—	$(2,850,758)

Refer to the Schedule of Investments for further disaggregation of investment categories.

115

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
PSCQ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$44,079,199	$—	$44,079,199
Total Investments	$—	$44,079,199	$—	$44,079,199
Liabilities:
Investments:
Written Options	$—	$(1,906,564)	$—	$(1,906,564)
Total Investments	$—	$(1,906,564)	$—	$(1,906,564)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFM

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$24,332,587	$—	$24,332,587
Total Investments	$—	$24,332,587	$—	$24,332,587
Liabilities:
Investments:
Written Options	$—	$(2,548,050)	$—	$(2,548,050)
Total Investments	$—	$(2,548,050)	$—	$(2,548,050)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$50,499,747	$—	$50,499,747
Total Investments	$—	$50,499,747	$—	$50,499,747
Liabilities:
Investments:
Written Options	$—	$(2,344,191)	$—	$(2,344,191)
Total Investments	$—	$(2,344,191)	$—	$(2,344,191)

Refer to the Schedule of Investments for further disaggregation of investment categories.

116

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
PSFJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$41,564,283	$—	$41,564,283
Total Investments	$—	$41,564,283	$—	$41,564,283
Liabilities:
Investments:
Written Options	$—	$(2,593,518)	$—	$(2,593,518)
Total Investments	$—	$(2,593,518)	$—	$(2,593,518)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$27,016,568	$—	$27,016,568
Total Investments	$—	$27,016,568	$—	$27,016,568
Liabilities:
Investments:
Written Options	$—	$(1,565,436)	$—	$(1,565,436)
Total Investments	$—	$(1,565,436)	$—	$(1,565,436)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSFF

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$518,197,874	$—	$—	$518,197,874
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,016,250
Total Investments	$518,197,874	$—	$—	$519,214,124

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $1,016,250 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PSMR

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$97,777,181	$—	$97,777,181
Total Investments	$—	$97,777,181	$—	$97,777,181

117

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
Written Options	$—	$(11,025,807)	$—	$(11,025,807)
Total Investments	$—	$(11,025,807)	$—	$(11,025,807)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMD

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$84,697,061	$—	$84,697,061
Total Investments	$—	$84,697,061	$—	$84,697,061
Liabilities:
Investments:
Written Options	$—	$(4,754,295)	$—	$(4,754,295)
Total Investments	$—	$(4,754,295)	$—	$(4,754,295)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMJ

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$97,934,505	$—	$97,934,505
Total Investments	$—	$97,934,505	$—	$97,934,505
Liabilities:
Investments:
Written Options	$—	$(6,595,705)	$—	$(6,595,705)
Total Investments	$—	$(6,595,705)	$—	$(6,595,705)

Refer to the Schedule of Investments for further disaggregation of investment categories.
PSMO

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$81,603,346	$—	$81,603,346
Total Investments	$—	$81,603,346	$—	$81,603,346
Liabilities:
Investments:
Written Options	$—	$(4,374,137)	$—	$(4,374,137)
Total Investments	$—	$(4,374,137)	$—	$(4,374,137)

Refer to the Schedule of Investments for further disaggregation of investment categories.

118

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
MILK

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$6,767,035	$—	$6,767,035
Asset-Backed Securities	—	133,939	—	133,939
Total Investments	$—	$6,900,974	$—	$6,900,974

Refer to the Schedule of Investments for further disaggregation of investment categories.
Options Contracts – In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSMR, PSMD, PSMJ and PSMO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.
Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.
When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

119

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.
The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of October 31, 2025, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at Value
PSCW	$ 85,845,534	$9,305,710
PSCX	33,557,440	1,776,775
PSCJ	45,674,826	2,850,758
PSCQ	44,079,199	1,906,564
PSFM	24,332,587	2,548,050
PSFD	50,499,747	2,344,191
PSFJ	41,564,283	2,593,518
PSFO	27,016,568	1,565,436
PSMR	97,777,181	11,025,807
PSMD	84,697,061	4,754,295
PSMJ	97,934,505	6,595,705
PSMO	81,603,346	4,374,137

The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCW	$2,000,997	$273,406	$ 10,126,203	$ (6,608,804)
PSCX	3,323,700	(772,610)	1,149,692	(327,694)
PSCJ	4,575,299	679,151	2,024,446	(1,389,692)
PSCQ	4,366,152	(505,686)	915,310	(465,221)
PSFM	780,019	728,995	1,871,191	(1,739,772)
PSFD	7,237,965	(568,028)	(481,361)	224,436
PSFJ	2,158,465	718,813	1,658,767	(682,108)
PSFO	1,640,447	211,947	529,176	(197,900)
PSMR	2,984,047	1,548,264	9,215,578	(7,158,305)
PSMD	11,633,282	(2,121,540)	(668,334)	320,848
PSMJ	7,555,398	2,329,666	3,522,612	(2,567,495)
PSMO	9,397,220	(57,970)	1,629,842	(805,935)

120

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The effect of derivative instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended October 31, 2025
	Investments	Written Options
PSCW	$ 62,833,412	$ (3,620,729)
PSCX	29,083,400	(912,096)
PSCJ	40,596,365	(1,071,280)
PSCQ	39,077,147	(861,986)
PSFM	23,999,064	(1,277,905)
PSFD	51,081,227	(2,075,691)
PSFJ	29,962,166	(1,031,429)
PSFO	16,177,459	(491,163)
PSMR	85,242,534	(5,176,521)
PSMD	86,524,884	(3,565,290)
PSMJ	82,847,320	(2,834,181)
PSMO	89,504,237	(2,508,341)

A.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B.
Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal year or period ended October 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal year or period ended October 31, 2025, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) for the applicable funds, or expected to be taken in each of the Fund’s 2025 tax returns. During the year or period ended October 31, 2025, the Funds did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

121

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
D.
Distributions to Shareholders. Distributions to shareholders from net investment income for USAI, QSIX, QDPL and MILK are declared and paid on a monthly basis, distributions to shareholders from net investment income for BULD are declared and paid on a semi-annual basis, distributions to shareholders from net investment income for ODDS, QQWZ, EAFG, PEVC, LCOW, MCOW, SCOW and FOWF and are declared and paid on a quarterly basis, and distributions to shareholders from net investment income for PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO are declared and paid at least annually. Distributions for all Funds from net realized gains on securities, if any, normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

H.
Cash and cash equivalents. Cash and cash equivalents are held with a financial institution. Cash and cash equivalents of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counter party is generally a single bank rather than a group of financial institutions; thus there may be a greater counter party credit risk. The Funds place deposits only with those counter parties which are believed to be creditworthy and there has been no history of loss.

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended October 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
USAI	$(1,835,942)	$1,835,942
ODDS	(413,785)	413,785
BULD	—	—
QQWZ	(737,200)	737,200
EAFG	(123,559)	123,559
QSIX	—	—

122

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
QDPL	$14,008,608	$(14,008,608)
PEVC	—	—
LCOW	(414,494)	414,494
MCOW	—	—
SCOW	(51,303)	51,303
FOWF	(143,800)	143,800
PSCW	(3,171,025)	3,171,025
PSCX	(4,703,350)	4,703,350
PSCJ	(4,359,012)	4,359,012
PSCQ	(4,448,475)	4,448,475
PSFM	(2,078,565)	2,078,565
PSFD	(11,957,285)	11,957,285
PSFJ	(2,994,488)	2,994,488
PSFO	(2,281,048)	2,281,048
PSFF	(15,576,552)	15,576,552
PSMR	(6,367,460)	6,367,460
PSMD	(17,400,677)	17,400,677
PSMJ	(9,555,727)	9,555,727
PSMO	(10,024,182)	10,024,182
MILK	150	(150)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser an advisory fee at an annual rate based on the Fund’s average daily net assets:

Ticker	Current Adviser Fee	Previous Adviser Fee
USAI	0.75%	0.75%
ODDS	0.49%[1]	0.60%
BULD	0.49%[1]	0.60%
QQWZ	0.49%[2]	—
EAFG	0.65%	0.65%
QSIX	0.60%	0.60%
QDPL	0.60%	0.60%
PEVC	0.85%[3]	—
LCOW	0.49%[2]	—
MCOW	0.49%[4]	—
SCOW	0.59%[4]	—
FOWF	0.49%[1,5]	0.60%
PSCW	0.60%	0.60%

123

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

Ticker	Current Adviser Fee	Previous Adviser Fee
PSCX	0.60%	0.60%
PSCJ	0.60%	0.60%
PSCQ	0.60%	0.60%
PSFM	0.60%	0.60%
PSFD	0.60%	0.60%
PSFJ	0.60%	0.60%
PSFO	0.60%	0.60%
PSFF	0.12%	0.12%
PSMR	0.60%	0.60%
PSMD	0.60%	0.60%
PSMJ	0.60%	0.60%
PSMO	0.60%	0.60%
MILK	0.49%[5]	—

[1]	The new advisory fee took effect on August 1, 2025
[2]	The fund launched on May 6, 2025.
[3]	The fund launched on February 3, 2025.
[4]	The fund launched on August 27, 2025.
[5]	The fund launched on December 17, 2024.
Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSCW, PSCX, PSCJ, PSCQ, PSFM, PSFD, PSFJ, PSFO, PSFF, PSMR, PSMD, PSMJ and PSMO. The sub-adviser has responsibility for selecting and continuously monitoring the Funds’ investments. Sub-Advisory fees earned by Swan are paid by the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Metaurus Advisors LLC (“Metaurus”) (the “Sub-Advisory Agreement”), Metaurus is responsible for the day-to-day management of QSIX and QDPL, including the trading of portfolio securities for the Funds. Metaurus is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of reconstitutions of Indices, subject to the supervision of the Adviser and the Board. For the services it provides to QSIX and QDPL, Metaurus is compensated by the Adviser from the management fees paid by QSIX and QDPL to the Adviser.
Pursuant to a Sub-Advisory Agreement between the Adviser and Vident Asset Management (“Vident”) (the “Sub-Advisory Agreement”), Vident is responsible for the day-to-day management of MILK, including the trading of portfolio securities for the Fund. Vident is responsible for selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitutions of the Index, subject to the supervision of the Adviser and the Board. For the services it provides to MILK, Vident is compensated by the Adviser from the management fees paid by MILK to the Adviser.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal year ended October 31, 2025.
Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

124

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
NOTE 4 – SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.
NOTE 5 – SECURITIES LENDING
The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.
As of October 31, 2025, USAI, ODDS, BULD, EAFG, QSIX, QDPL, and PSFF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.
During the year ended October 31, 2025, USAI, ODDS, BULD, EAFG, QSIX, QDPL, and PSFF had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.
NOTE 6 – SECURED BORROWINGS
The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2025.
Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$18,584,090
ODDS	67,053
BULD	127,091
QQWZ	—
EAFG	60,822
QSIX	1,865,807
QDPL	25,475,958

125

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
PEVC	$—
LCOW	—
MCOW	—
SCOW	—
FOWF	—
PSCW	—
PSCX	—
PSCJ	—
PSCQ	—
PSFM	—
PSFD	—
PSFJ	—
PSFO	—
PSFF	1,016,250
PSMR	—
PSMD	—
PSMJ	—
PSMO	—
MILK	—

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 7 – DERIVATIVES TRANSACTIONS
The Funds may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The Funds may enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, purchased and written options, and warrants. Derivatives may contain various risks including the potential inability of the counterparty to fulfill obligations, illiquid secondary markets, and market movements that may expose the Funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.
The Funds may hold warrants, which provide the right, but not the obligation, to purchase equity securities at a specified price before expiration. Warrants are valued at fair value and reported as investments on the Statement of Assets and Liabilities. Changes in fair value are recognized in the Statement of Operations. The fair value of warrants is included in Investments in Securities on the Statement of Assets and Liabilities. Changes in the fair value of warrants are reflected as net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. Realized gains and losses resulting from warrant expirations, exercises, or sales are included in net realized gain (loss) on investments.

126

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking- to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
The Funds may enter into swap agreements, including interest rate swaps, total return swaps, and credit default swaps, to manage exposure or enhance returns. Swap agreements are valued at fair value and reported as assets or liabilities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses are recorded in the Statement of Operations.
The following tables represent a summary of the value of derivative instruments as of October 31, 2025 and the effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2025:
ODDS
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2025

	Asset Derivatives
Derivatives	Location	Value
Warrants	Investments, at value	$911

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Warrants	$680	Warrants	$911

QSIX
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2025

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at broker for other investments	$294,716

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

Derivatives	Amount of Realized (Loss) on Derivatives Recognized in Income	Derivatives	Change in Unrealized (Depreciation) on Derivatives Recognized in Income
Equity Contracts - Futures	($36,645)	Equity Contracts - Futures	($3,677)

The average monthly value of long futures during the period ended October 31, 2025 in QSIX was $933,558.

127

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
QDPL
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2025

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Futures	Deposit at broker for other investments	$13,732,378

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Equity Contracts - Futures	$1,852,985	Equity Contracts - Futures	$1,719,769

The average monthly value of long futures during the period ended October 31, 2025 in QDPL was $113,535,237.
PEVC
Statement of Assets and Liabilities - Values of Derivative Instruments as of October 31, 2025

	Asset Derivatives
Derivatives	Location	Value
Total Return Swap Contracts	Receivable for swap contracts	$13,500

The effect of Derivative Instruments on the Statement of Operations for the period ended October 31, 2025 is as follows:

Derivatives	Amount of Realized Gain on Derivatives Recognized in Income	Derivatives	Change in Unrealized Appreciation on Derivatives Recognized in Income
Total Return Swap Contracts	$123,715	Total Return Swap Contracts	$13,500

NOTE 8 – OFFSETTING ASSETS AND LIABILITIES
The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2025:
Assets

Description/Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
ODDS
Warrants	$911	$—	$911	$911	$—	$—
QSIX
Futures Contracts	$294,716	$—	$294,716	$294,716	$—	$—
QDPL
Futures Contracts	$ 13,732,378	$—	$13,732,378	$13,732,378	$—	$—
PEVC
Total Return Swaps	$13,500	$—	$13,500	$13,500	$—	$—

128

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Liabilities

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$ 18,584,090	$—	$ 18,584,090	$18,584,090	$—	$—
ODDS
Securities Lending	$67,053	$—	$67,053	$67,053	$—	$—
BULD
Securities Lending	$127,091	$—	$127,091	$127,091	$—	$—
EAFG
Securities Lending	$60,822	$—	$60,822	$60,822	$—	$—
QSIX
Securities Lending	$1,865,807	$—	$1,865,807	$1,865,807	$—	$—
QDPL
Securities Lending	$25,475,958	$—	$25,475,958	$25,475,958	$—	$—
PSFF
Securities Lending	$1,016,250	$—	$1,016,250	$1,016,250	$—	$—

NOTE 9 – INVESTMENT TRANSACTIONS
For the year ended October 31, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$20,769,896	$ 20,887,271
ODDS	1,788,574	1,156,498
BULD	412,598	371,960
QQWZ	287,172	205,109
EAFG	1,794,747	1,705,597
QSIX	291,947	528,573
QDPL	120,156,101	49,656,106
PEVC	1,774,995	1,683,572
LCOW	1,996,600	1,802,530
MCOW	142,998	142,348
SCOW	322,510	329,054
FOWF	2,264,096	865,461
PSCW	—	—
PSCX	—	958,958
PSCJ	—	172,593
PSCQ	—	—
PSFM	—	85,239
PSFD	—	1,880,000
PSFJ	—	2,388,375
PSFO	—	—
PSFF	167,530,194	—
PSMR	—	5,032,272
PSMD	—	2,861,263
PSMJ	—	371,528
PSMO	—	—
MILK	4,041,251	3,957,285

129

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
For the year ended October 31, 2025, in-kind transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
USAI	$26,145,861	$9,906,564
ODDS	3,815,633	740,825
BULD	396,818	—
QQWZ	15,323,405	7,052,828
EAFG	2,564,860	570,908
QSIX	4,981,871	—
QDPL	530,894,235	61,857,051
PEVC	2,821,593	—
LCOW	17,125,102	1,727,046
MCOW	1,008,461	—
SCOW	1,512,147	498,894
FOWF	5,776,205	1,346,196
PSCW	—	11,738,339
PSCX	—	15,344,455
PSCJ	—	14,838,523
PSCQ	—	—
PSFM	—	21,677,058
PSFD	—	29,969,546
PSFJ	—	23,238,608
PSFO	—	—
PSFF	—	73,605,003
PSMR	—	28,075,311
PSMD	—	54,389,615
PSMJ	—	64,364,516
PSMO	—	—
MILK	6,654,724	—

For the year ended October 31, 2025, U.S. Government transactions associated with creations and redemptions, excluding short-term securities are as follows:

	Purchases	Sales
USAI	$—	$—
ODDS	—	—
BULD	—	—
QQWZ	—	—
EAFG	—	—
QSIX	—	—
QDPL	36,680,430	15,000,000
PEVC	—	—
LCOW	—	—
MCOW	—	—
SCOW	—	—
FOWF	—	—
PSCW	—	—
PSCX	—	—
PSCJ	—	—
PSCQ	—	—
PSFM	—	—
PSFD	—	—

130

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Purchases	Sales
PSFJ	$—	$—
PSFO	—	—
PSFF	—	—
PSMR	—	—
PSMD	—	—
PSMJ	—	—
PSMO	—	—
MILK	—	—

NOTE 10 – TRANSACTIONS WITH AFFILIATED SECURITIES
PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying Buffer ETFs”). Certain Underlying ETFs may also be sub-advised by Swan. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash, short-term U.S. Treasury securities, or high yield corporate bonds or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.
PSFF had the following transactions during the current fiscal year with affiliates:

	Share Activity
Security Name	Balance November 1, 2024	Purchases	Sales	Balance October 31, 2025
PSCW	1,312,698	891,714	(256,530)	1,947,882
PSCX	539,983	490,525	(149,822)	880,686
PSCJ	1,240,907	208,354	(196,712)	1,252,549
PSCQ	438,477	1,074,332	(213,612)	1,299,197
PSFM	514,875	5,999	(77,787)	443,087
PSFD	761,833	2,608	(114,840)	649,601
PSFJ	619,348	184,299	(97,053)	706,594
PSFO	418,350	90,037	(63,232)	445,155
PSMR	2,001,636	842,911	(356,899)	2,487,648
PSMD	2,058,558	470,522	(375,368)	2,153,712
PSMJ	2,299,512	505,606	(356,758)	2,448,360
PSMO	1,363,536	1,214,907	(353,440)	2,225,003

131

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Year Ended October 31, 2025
Security Name	Value	Dividend Income	Gain Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCW	$53,616,816	$ —	$894,361	$2,772,121
PSCX	26,785,889	—	779,099	1,728,947
PSCJ	37,207,594	—	1,016,615	3,164,155
PSCQ	38,010,996	—	1,012,833	2,483,588
PSFM	13,901,855	—	498,428	565,760
PSFD	23,817,231	—	993,719	1,826,066
PSFJ	23,114,668	—	825,059	1,637,077
PSFO	14,285,024	—	496,820	979,022
PSMR	73,186,604	—	1,939,501	3,166,219
PSMD	68,796,022	—	2,337,842	4,538,155
PSMJ	77,788,804	—	2,758,158	5,729,808
PSMO	67,686,371	—	2,411,895	4,009,560
Total	$518,197,874	$—	$15,964,330	$32,600,478

NOTE 11 – TAX COST BASIS
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2025, were as follows:

	USAI	ODDS	BULD	QQWZ	EAFG
Tax cost of investments	$79,123,712	$5,156,028	$1,409,500	$9,087,550	$2,722,752
Gross tax unrealized appreciation	21,862,378	458,842	507,188	988,432	317,636
Gross tax unrealized depreciation	(3,165,874)	(639,831)	(131,193)	(362,662)	(126,161)
Net tax unrealized appreciation (depreciation)	18,696,504	(180,989)	375,995	625,770	191,475
Undistributed ordinary income	—	10,715	7,313	4,124	28,333
Undistributed long-term gain	—	—	16,666	—	—
Total distributable earnings	—	10,715	23,979	4,124	28,333
Other accumulated (loss)	(2,409,876)	(17,585)	(53)	—	(66,091)
Total accumulated gain (loss)	$16,286,628	$(187,859)	$399,921	$629,894	$153,717

	QSIX	QDPL	PEVC	LCOW	MCOW
Tax cost of investments	$12,407,436	$1,132,439,766	$2,929,639	$15,999,146	$1,007,725
Gross tax unrealized appreciation	2,331,780	259,894,927	357,268	1,725,429	66,691
Gross tax unrealized depreciation	(357,798)	(52,200,170)	(130,855)	(669,028)	(64,916)
Net tax unrealized appreciation (depreciation)	1,973,982	207,694,757	226,413	1,056,401	1,775
Undistributed ordinary income	—	—	141,753	22,056	495
Undistributed long-term gain	—	—	12	—	—
Total distributable earnings	—	—	141,765	22,056	495
Other accumulated (loss)	(30,870)	(4,085,334)	—	—	(1,274)
Total accumulated gain (loss)	$1,943,112	$203,609,423	$368,178	$1,078,457	$996

132

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	SCOW	FOWF	PSCW	PSCX	PSCJ
Tax cost of investments	$ 1,050,684	$5,960,819	$69,959,795	$28,728,153	$40,874,160
Gross tax unrealized appreciation	17,348	498,265	16,312,144	5,101,494	4,352,122
Gross tax unrealized depreciation	(83,243)	(173,993)	(9,732,115)	(2,048,982)	(2,402,214)
Net tax unrealized appreciation (depreciation)	(65,895)	324,272	6,580,029	3,052,512	1,949,908
Undistributed ordinary income	443	2,435	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	443	2,435	—	—	—
Other accumulated (loss)	(7,327)	(2,703)	(3,701,963)	(3,990,184)	(751,453)
Total accumulated gain (loss)	$(72,779)	$324,004	$2,878,066	$(937,672)	$1,198,455

	PSCQ	PSFM	PSFD	PSFJ	PSFO
Tax cost of investments	$41,790,871	$19,808,530	$43,195,592	$37,097,319	$25,219,203
Gross tax unrealized appreciation	966,210	5,025,118	8,729,703	3,990,685	589,378
Gross tax unrealized depreciation	(584,446)	(3,049,111)	(3,769,739)	(2,117,239)	(357,449)
Net tax unrealized appreciation (depreciation)	381,764	1,976,007	4,959,964	1,873,446	231,929
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(2,447,511)	(5,022,315)	(8,159,428)	(3,156,917)	(3,159,691)
Total accumulated gain (loss)	$(2,065,747)	$(3,046,308)	$(3,199,464)	$(1,283,471)	$(2,927,762)

	PSFF	PSMR	PSMD	PSMJ	PSMO
Tax cost of investments	$ 444,061,232	$79,188,846	$72,653,646	$87,179,586	$76,524,032
Gross tax unrealized appreciation	75,190,970	19,911,657	13,845,845	9,766,696	1,854,882
Gross tax unrealized depreciation	(38,078)	(12,349,129)	(6,556,725)	(5,607,482)	(1,149,705)
Net tax unrealized appreciation (depreciation)	75,152,892	7,562,528	7,289,120	4,159,214	705,177
Undistributed ordinary income	—	—	—	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	—
Other accumulated (loss)	(502,010)	(9,289,609)	(11,512,972)	(5,483,239)	(9,593,379)
Total accumulated gain (loss)	$74,650,882	$(1,727,081)	$(4,223,852)	$(1,324,025)	$(8,888,202)

133

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

MILK
Tax cost of investments	$6,865,320
Gross tax unrealized appreciation	79,321
Gross tax unrealized depreciation	(43,667)
Net tax unrealized appreciation (depreciation)	35,654
Undistributed ordinary income	117,668
Undistributed long-term gain	—
Total distributable earnings	117,668
Other accumulated (loss)	—
Total accumulated gain (loss)	$153,322

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts (REITs), partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of a Fund’s next taxable year. At October 31, 2025, the Funds, on a tax basis, did not defer any post-October.
At October 31, 2025, the following Funds deferred, on a tax basis, ordinary late year loses:

Ordinary Late Year Loss Deferral
USAI	$—
ODDS	—
BULD	—
QQWZ	—
EAFG	—
QSIX	—
QDPL	—
PEVC	—
LCOW	—
MCOW	—
SCOW	—
FOWF	—
PSCW	298,672
PSCX	142,450
PSCJ	191,421
PSCQ	189,690
PSFM	110,165
PSFD	239,500
PSFJ	139,541
PSFO	75,330
PSFF	371,537
PSMR	394,890
PSMD	404,388
PSMJ	386,022
PSMO	416,645
MILK	—

134

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
At October 31, 2025, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$1,341,433	$1,058,555	Indefinite
ODDS	3,501	14,022	Indefinite
BULD	—	—	Indefinite
QQWZ	—	—	Indefinite
EAFG	61,160	4,931	Indefinite
QSIX	—	—	Indefinite
QDPL	—	—	Indefinite
PEVC	—	—	Indefinite
LCOW	—	—	Indefinite
MCOW	1,274	—	Indefinite
SCOW	6,215	—	Indefinite
FOWF	2,703	—	Indefinite
PSCW	2,860,329	542,962	Indefinite
PSCX	3,030,914	816,820	Indefinite
PSCJ	44,782	515,250	Indefinite
PSCQ	1,952,121	305,700	Indefinite
PSFM	3,803,978	1,108,172	Indefinite
PSFD	6,041,058	1,878,870	Indefinite
PSFJ	1,625,746	1,391,630	Indefinite
PSFO	2,397,900	686,461	Indefinite
PSFF	130,264	209	Indefinite
PSMR	6,519,782	2,374,937	Indefinite
PSMD	8,584,684	2,464,787	Indefinite
PSMJ	2,674,603	2,422,615	Indefinite
PSMO	7,847,296	1,689,438	Indefinite
MILK	—	—	Indefinite

NOTE 12 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2025, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,040,172	$—	$3,065,828
ODDS	46,758	—	—
BULD	1,847	—	—
QQWZ	4,593	—	—
EAFG	12,632	—	—
QSIX	84,387	14,176	253,062
QDPL	14,557,947	1,842,231	37,414,401
PEVC	4,999	—	—
LCOW	21,117	—	—
MCOW	—	—	—
SCOW	—	—	—
FOWF	12,515	—	—
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—

135

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	Ordinary Income	Capital Gains	Return of Capital
PSCQ	$—	$—	$—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—
MILK	189,412	—	—

The tax character of distributions paid by the Funds during the fiscal year ended October 31, 2024, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$1,396,764	$—	$1,033,236
ODDS	3,734	—	—
BULD	1,389	—	—
EAFG	8,278	—	—
QSIX	—	—	—
QDPL	5,620,734	2,051,768	13,454,992
PSCW	—	—	—
PSCX	—	—	—
PSCJ	—	—	—
PSCQ	—	—	—
PSFM	—	—	—
PSFD	—	—	—
PSFJ	—	—	—
PSFO	—	—	—
PSFF	—	—	—
PSMR	—	—	—
PSMD	—	—	—
PSMJ	—	—	—
PSMO	—	—	—

NOTE 13 – RISKS
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

136

PACER FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
NOTE 14 – SUBSEQUENT EVENTS
On November 24, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of November 25, 2025, Payable November 28, 2025, as follows:

	Ordinary Income	Per Share Amount
USAI	$352,000	$0.16000000
MILK	31,257	0.11163200

On November 26, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of November 28, 2025, Payable December 1, 2025, as follows:

	Ordinary Income	Per Share Amount
QSIX	$60,130	$0.17180000
QDPL	6,754,176	0.21120000

On December 22, 2025, the following Funds declared a distribution from ordinary income to shareholders of record as of December 23, 2025, Payable December 26, 2025, as follows:

	Ordinary Income	Per Share Amount
USAI	$344,000	$0.16000000
MILK	148,821	0.53150357

137

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Pacer Funds Trust and the Shareholders of Pacer American Energy Independence ETF, Pacer BlueStar Digital Entertainment ETF, Pacer BlueStar Engineering the Future ETF, Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF, Pacer Developed Markets Cash Cows Growth Leaders ETF, Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF, Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF, Pacer PE/VC ETF, Pacer S&P 500 Quality FCF Aristocrats ETF, Pacer S&P MidCap 400 Quality FCF Aristocrats ETF, Pacer SmallCap 600 Quality FCF Aristocrats ETF, Pacer Solactive Whitney Future of Warfare ETF, Pacer Swan SOS Conservative (April) ETF, Pacer Swan SOS Conservative (January) ETF, Pacer Swan SOS Conservative (July) ETF, Pacer Swan SOS Conservative (October) ETF, Pacer Swan SOS Flex (April) ETF, Pacer Swan SOS Flex (January) ETF, Pacer Swan SOS Flex (July) ETF, Pacer Swan SOS Flex (October) ETF, Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Moderate (April) ETF, Pacer Swan SOS Moderate (January) ETF, Pacer Swan SOS Moderate (July) ETF, Pacer Swan SOS Moderate (October) ETF and Pacer US Cash Cows Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Pacer American Energy Independence ETF (“USAI”), Pacer BlueStar Digital Entertainment ETF (“ODDS”), Pacer BlueStar Engineering the Future ETF (“BULD”), Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF (“QQWZ”), Pacer Developed Markets Cash Cows Growth Leaders ETF (“EAFG”), Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF (“QSIX”), Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (“QDPL”), Pacer PE/VC ETF (“PEVC”), Pacer S&P 500 Quality FCF Aristocrats ETF (“LCOW”), Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (“MCOW”), Pacer SmallCap 600 Quality FCF Aristocrats ETF (“SCOW”), Pacer Solactive Whitney Future of Warfare ETF (“FOWF”), Pacer Swan SOS Conservative (April) ETF (“PSCW”), Pacer Swan SOS Conservative (January) ETF (“PSCX”), Pacer Swan SOS Conservative (July) ETF (“PSCJ”), Pacer Swan SOS Conservative (October) ETF (“PSCQ”), Pacer Swan SOS Flex (April) ETF (“PSFM”), Pacer Swan SOS Flex (January) ETF (“PSFD”), Pacer Swan SOS Flex (July) ETF (“PSFJ”), Pacer Swan SOS Flex (October) ETF (“PSFO”), Pacer Swan SOS Fund of Funds ETF (“PSFF”), Pacer Swan SOS Moderate (April) ETF (“PSMR”), Pacer Swan SOS Moderate (January) ETF (“PSMD”), Pacer Swan SOS Moderate (July) ETF (“PSMJ”), Pacer Swan SOS Moderate (October) ETF (“PSMO”) and Pacer US Cash Cows Bond ETF (“MILK”) (collectively the “Funds”), each a series of the Pacer Funds Trust (the “Trust”) including the schedules of investments, schedules of written options, schedules of futures contracts and schedule of total return swap contacts, as of October 31, 2025, the related statements of operations, the statements of changes in net assets, the related notes and the financial highlights for the periods indicated in the table below (collectively, referred to as the “financial statements”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of October 31, 2025, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer American Energy Independence ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and 2021
Pacer BlueStar Digital Entertainment ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024 and 2023 and for the period April 7, 2022 to October 31, 2022
Pacer Blue Star Engineering the Future ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024 and 2023 and for the period May 4, 2022 to October 31, 2022
Pacer Cash Cowz 100-Nasdaq 100 Rotator ETF	For the period May 6, 2025 through October 31, 2025	For the period May 6, 2025 through October 31, 2025	For the period May 6, 2025 through October 31, 2025
Pacer Developed Markets Cash Cows Growth Leaders ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period March 20, 2024 through October 31, 2024	For the year ended October 31, 2025 and for the period March 20, 2024 through October 31, 2024

138

PACER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	For the year ended October 31, 2025	For the year ended October 31, 2025 and for the period September 23, 2024 through October 31, 2024	For the year ended October 31, 2025 and for the period September 23, 2024 through October 31, 2024
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025 and 2024, for the period May 1, 2023 through October 31, 2023, for the year ended April 30, 2023 and the period July 12, 2021 through April 30, 2022
Pacer PE/VC ETF	For the period February 3, 2025 through October 31, 2025	For the period February 3, 2025 through October 31, 2025	For the period February 3, 2025 through October 31, 2025
Pacer S&P 500 Quality FCF Aristocrats ETF	For the period May 6, 2025 through October 31, 2025	For the period May 6, 2025 through October 31, 2025	For the period May 6, 2025 through October 31, 2025
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	For the period August 27, 2025 through October 31, 2025	For the period August 27, 2025 through October 31, 2025	For the period August 27, 2025 through October 31, 2025
Pacer SmallCap 600 Quality FCF Aristocrats ETF	For the period August 27, 2025 through October 31, 2025	For the period August 27, 2025 through October 31, 2025	For the period August 27, 2025 through October 31, 2025
Pacer Solactive Whitney Future of Warfare ETF	For the period December 17, 2024 through October 31, 2025	For the period December 17, 2024 through October 31, 2025	For the period December 17, 2024 through October 31, 2025
Pacer Swan SOS Conservative (April) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Conservative (January) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Conservative (July) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Conservative (October) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (April) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Flex (January) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Flex (July) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Flex (October) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Pacer Swan SOS Fund of Funds ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period December 29, 2020 to October 31, 2021
Pacer Swan SOS Moderate (April) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period March 31, 2021 to October 31, 2021
Pacer Swan SOS Moderate (January) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period December 22, 2020 to October 31, 2021
Pacer Swan SOS Moderate (July) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period June 30, 2021 to October 31, 2021
Pacer Swan SOS Moderate (October) ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022 and for the period September 30, 2021 to October 31, 2021
Pacer US Cash Cows Bond ETF	For the period December 17, 2024 through October 31, 2025	For the period December 17, 2024 through October 31, 2025	For the period December 17, 2024 through October 31, 2025

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Pacer Funds Trust since 2015
Huntingdon Valley, Pennsylvania
December 29, 2025

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Additional Information
NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.PacerETFs.com.
NOTE 2 – FEDERAL TAX INFORMATION
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income (QDI) was as follows:

QDI
USAI	100.00%
ODDS	39.07%
BULD	100.00%
QQWZ	100.00%
EAFG	76.05%
QSIX	100.00%
QDPL	100.00%
PEVC	9.49%
LCOW	100.00%
MCOW	0.00%
SCOW	0.00%
FOWF	100.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction (DRD) for the fiscal year ended October 31, 2025 was as follows:

DRD
USAI	100.00%
ODDS	0.46%
BULD	50.23%
QQWZ	100.00%
EAFG	0.00%
QSIX	100.00%
QDPL	100.00%
PEVC	8.97%

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DRD
LCOW	100.00%
MCOW	0.00%
SCOW	0.00%
FOWF	100.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain (STCG) distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows.

STCG
USAI	0.00%
ODDS	0.00%
BULD	0.00%
QQWZ	0.00%
EAFG	0.00%
QSIX	26.04%
QDPL	10.25%
PEVC	0.00%
LCOW	0.00%
MCOW	0.00%
SCOW	0.00%
FOWF	0.00%
PSCW	0.00%
PSCX	0.00%
PSCJ	0.00%
PSCQ	0.00%
PSFM	0.00%
PSFD	0.00%
PSFJ	0.00%
PSFO	0.00%
PSFF	0.00%
PSMR	0.00%
PSMD	0.00%
PSMJ	0.00%
PSMO	0.00%
MILK	0.00%

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Additional Information(Continued)
Foreign Tax Credit Pass Through
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended October 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Per Share
			Gross Foreign Source Income	Foreign Taxes Passthrough
USAI	$—	$—	$—	$—
ODDS	60,531	2,052	0.38	0.01
BULD	—	—	—	—
QQWZ	—	—	—	—
EAFG	31,578	3,377	0.25	0.03
QSIX	—	—	—	—
QDPL	—	—	—	—
PEVC	—	—	—	—
LCOW	—	—	—	—
MCOW	—	—	—	—
SCOW	—	—	—	—
FOWF	—	—	—	—
PSCW	—	—	—	—
PSCX	—	—	—	—
PSCJ	—	—	—	—
PSCQ	—	—	—	—
PSFM	—	—	—	—
PSFD	—	—	—	—
PSFJ	—	—	—	—
PSFO	—	—	—	—
PSFF	—	—	—	—
PSMR	—	—	—	—
PSMD	—	—	—	—
PSMJ	—	—	—	—
PSMO	—	—	—	—
MILK	—	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.
NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS
The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted daily on its website at www.PacerETFs.com.

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NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.
NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS
USAI, GCOW, COWZ, PTEU, PWS and COWG
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer American Energy Independence ETF (USAI), Pacer Global Cash Cows Dividend ETF (GCOW), Pacer US Cash Cows 100 ETF (COWZ), Pacer Trendpilot European ETF (PTEU), Pacer Wealthshield ETF (PWS) and Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.
The Independent Trustees carefully evaluated information provided by the Adviser, including: a copy of the Investment Advisory Agreement; the Adviser’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; the Adviser’s Form ADV; information describing the nature, quality and extent of services that the Adviser has and is prepared in the future to provide to the Funds, and the advisory fees payable to the Adviser for its services; certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other funds with similar investment objectives and strategies; a copy of the Trust’s registration statement that included the Funds; information regarding compliance; marketing and distribution related initiatives; changes (if any) in personnel serving the Funds; and information regarding the financial condition of the Adviser.
Representatives from the Adviser, along with other Trust service providers, presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Advisory Agreement, including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Trust; (3) comparative fee and expense data for the Trust’s series and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the each Fund’s Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of each Fund’s Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality

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and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance and tracking error information as it relates to each Fund’s underlying index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
Nature, Extent and Quality of Services to be Provided by the Adviser.
The Board reviewed the scope of services to be provided by the Adviser under the Investment Advisory Agreement. In this regard, the Trustees reviewed each Fund’s investment goal and investment strategy, and the Adviser’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Adviser that would be responsible for managing each Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Adviser and any potential conflicts.
Based on its review, the Board determined that the Adviser is capable of providing all necessary advisory services required by each Fund, as indicated by the Adviser’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Funds relative to their respective underlying indexes. The Board reviewed each Fund’s short- and longer-term performance relative to its underlying index. The Board noted that each of the Fund’s generally performed in line with its underlying index over the relevant periods. The Board also considered other services provided to the Funds by the Adviser, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Adviser.
Costs and Benefits of Advisory Services to be Provided to the Funds.
In considering the advisory fees payable by the Trust to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board compared each Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Adviser from its relationship with the Funds, taking into account assessments of the Adviser’s profitability prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Funds may grow in the future. In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’

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Additional Information(Continued)
investors, the Trustees considered that each Fund’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each Fund the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
PACER SWAN SOS FUNDS
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “SOS ETFs Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Swan SOS Fund of Funds ETF, Pacer Swan SOS Conservative ETF, Pacer Swan SOS Moderate ETF, and Pacer Swan SOS Flex ETF (each, a “Fund” together, the “Funds”). The Board also considered the continuation of the investment sub-advisory agreement (the “Swan Sub-Advisory Agreement”) between the Adviser and Swan Global Management (referred to as “Swan” or the “Sub-Advisor”) with respect to each Fund.
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Swan ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser, Sub-Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Swan ETFs Advisory Agreement and Swan Sub-Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser and the Sub-Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the respective agreements. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Swan ETFs Advisory Agreement and the Swan Sub-Advisory Agreement.
Representatives from the Adviser and Swan presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s and Swan’s services, fees and other aspects of the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the SOS ETFs Advisory Agreement and Swan Sub-Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser and/or Swan, respectively; (2) the cost of the services provided and the profits realized by the Adviser and/or Swan from services rendered to the Trust; (3) comparative fee and expense data for other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Trust’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser, Swan and their respective affiliates resulting from services rendered to the Trust.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (2) the Adviser’s and Swan’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement; (3) the Adviser’s and Swan’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser and Swan are prepared to provide to the SOS ETFs; (5) the advisory fee payable by

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Additional Information(Continued)
each SOS ETF to the Adviser for its services and the sub-advisory fee payable to Swan by the Adviser under the Swan Sub-Advisory Agreement; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) performance information as it relates to each Fund’s benchmark index; (8) a copy of the Trust’s registration statement and prospectuses; and (9) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser and Swan.
In considering the approval of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement, respectively, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and Swan, including the performance of the Adviser and Swan with respect to the SOS ETFs; (ii) the costs and benefits, including the fee to be paid to the Adviser by the SOS ETFs, of the advisory services to be provided to the SOS ETFs; (iii) the fee paid to Swan by the Adviser; and (iv) potential economies of scale.
Nature, Extent and Quality of Services to be Provided by the Adviser and Swan.
The Board reviewed the scope of services provided by the Adviser under the SOS ETFs Advisory Agreement and Swan under the Swan Sub-Advisory Agreement. In this regard, the Trustees reviewed SOS ETFs’ investment goal and investment strategy, and each of the Adviser’s and Swan’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. With respect to sub-advisory services to be provided by Swan, the Board considered Swan’s ability to ensure compliance with SOS ETF’s strategies, policies, and limitations. The Board reviewed each Fund’s short- and longer-term performance relative to the S&P 500 Price Return Index. The Board noted that each of the SOS ETF’s generally performed in line with its investment objective over the relevant periods. In addition, the Trustees reviewed the management team at the Adviser and Swan that is responsible for managing each SOS ETF, including staffing, skills and compensation program, and considered various other portfolios advised by the Adviser and Swan and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding Swant’s compliance program as such relates to the operation of SOS ETFs.
Based on its review, the Board determined that each of the Adviser and Swan is capable of providing all necessary advisory and sub-advisory services required by each SOS ETF, as indicated by the Adviser’s and Swan’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of each SOS ETF relative to the S&P 500 Price Return Index and other products managed by the Adviser and Swan with similar investment objectives and strategies as each SOS ETF, as applicable. The Board also considered other services provided to each SOS ETF by the Adviser and Swan, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each SOS ETF’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to each SOS ETF by the Adviser and Swan, respectively.
Costs and Benefits of Advisory Services to be Provided to each SOS ETF.
In considering the advisory fees payable by the Trust to the Adviser and each SOS ETF’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Board compared each SOS ETF’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether each SOS ETF was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Adviser had contractually agreed to pay the operating expenses of each SOS ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was further noted that this contractual

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agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received by the Adviser from its relationship with each SOS ETF, considering the Adviser’s profitability analysis prepared and shared by the Adviser’s management.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each SOS ETF’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.
Costs and Benefits of Swan’s Sub-Advisory Advisory Services to be Provided to each SOS ETF.
The Board noted that the sub-advisory fees paid to Swan are paid by the Adviser and would not be additional fees to be borne by each SOS ETF. The Board also noted that the sub-advisory fees were the product of arms-length negotiations between the Adviser and Swan. In considering the sub-advisory fees payable by the Adviser to Swan, the Board evaluated the compensation and benefits received or likely to be received by Swan from the Adviser relating to the services provided to each SOS ETF. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fees payable to Swan under the Swan Sub-Advisory Agreement with the Adviser were reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Sub-Advisor.
Economies of Scale.
The Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the SOS ETFs may grow in the future. In considering the extent to which economies of scale would be realized as the SOS ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each SOS ETF’s fee arrangement with the Adviser involved a contractual commitment by the Adviser to pay the operating expenses of each Fund. For each SOS ETF, the Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Funds’ shareholders benefited from the Adviser’s commitment to pay each Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Funds would not directly result in economies of scale for shareholders.
Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees and the Sub-Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Advisor, respectively, to each Fund; and (c) agreed to approve the renewal of the SOS ETFs Advisory Agreement and the Swan Sub-Advisory Agreement as to each Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
QQWZ
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer Cash COWZ 100 - Nasdaq 100 Rotator ETF (“QQWZ”) (the “Fund”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment

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Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Fund.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel, and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees considered the methodology of the Fund’s underlying index. The Trustees also considered the Fund’s investment strategy and the manner in which the Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with the exemptive order applicable to the Fund. The Trustees noted that the Fund is new, so it does not have performance information available. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Cost of Advisory Services Provided and Economies of Scale
In considering the advisory fees payable by the Trust to the Adviser and the Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board has previously been provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may

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not provide meaningful direct comparisons to the Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage the Fund.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Fund may grow in the future.
Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to the Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
LCOW
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer S&P 500 Quality FCF Aristocrats ETF (the “Fund”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to the Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Fund.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to

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questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding the Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.
Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees discussed the index that the Fund will track and the manner in which the Adviser would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures with applicable securities regulations. The Trustees noted that the Fund is new, so it does not have performance information available. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Cost of Advisory Services Provided and Economies of Scale
In considering the advisory fees payable by the Trust to the Adviser and the Fund expense ratios, the Board reviewed statistical information prepared by Broadridge regarding the management fee and overall expense ratio components, including gross and net total expenses of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the fund applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by the Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fee was reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage the Fund.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of the Fund may grow in the future.

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Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to the Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
MCOW and SCOW
The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Adviser”), relating to the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (MCOW) and Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (SCOW) (each, a “Fund” and together, the “Funds”).
The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement as it relates to each Fund at the Meeting, based on its review of qualitative and quantitative information provided by the Adviser as well as the Trust’s other service providers. Prior to deciding to approve the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.
Representatives from the Adviser presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Adviser’s services, fees and other aspects of the Investment Advisory Agreement. Independent Trustee Counsel reviewed the factors the Trustees should consider in approving the Investment Advisory Agreement including the following to the extent applicable: (1) the nature, quality and extent of the services to be provided by the Adviser; (2) the cost of the services provided and the profits realized by the Adviser from services rendered to the Funds; (3) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as a Fund’s assets grew and whether the advisory fee payable to the Adviser reflects these economies of scale; and (5) other incidental and “fall-out” benefits to the Adviser and its affiliates resulting from services rendered to the Funds.
The Board, including the Independent Trustees evaluated these factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Adviser’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Adviser’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Adviser is prepared to provide to the Funds; (5) the advisory fee payable by each Fund to the Adviser for its services; (6) certain comparative information prepared by Broadridge Financial Solutions (“Broadridge”) regarding each Fund’s fees and expenses relative to the fees and expenses of other comparable funds; (7) a copy of the Trust’s registration statement and prospectuses; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Adviser.
In considering the approval of the Investment Advisory Agreement, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the costs and benefits, including the fee to be paid to the Adviser by each Fund, of the advisory services to be provided to each Fund; and (iii) potential economies of scale.

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Nature, Quality, and Extent of Services and Investment Performance to be Provided by the Adviser
The Trustees considered the scope of services to be provided under the Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to each Fund. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to each Fund and discussed these services with the Adviser. Among other things, the Trustees considered the quality of the Adviser’s portfolio management personnel and the level of services provided to the existing Funds. The Adviser’s registration form (“Form ADV”) was provided to the Trustees, as was the Adviser’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of each Fund. The Trustees considered the methodology of each Fund’s underlying index. The Trustees also considered each Fund’s investment strategy and the manner in which the Adviser would manage each Fund pursuant to such strategy. The Trustees also considered other services to be provided to each Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations. The Trustees noted that each Fund is new, so they do not have performance information available. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser.
Cost of Advisory Services Provided and Economies of Scale
In considering the advisory fees payable by each Fund to the Adviser and each Fund’s expense ratio, the Board reviewed statistical information prepared by Broadridge regarding the expense ratio components, including gross and net total expenses of each Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising each Fund’s applicable expense peer group (“Peer Group”) pursuant to Broadridge’s proprietary ETF methodology. The Board noted that they have been provided with a description of the proprietary ETF methodology used by Broadridge to determine each Fund’s peer group. The Board noted that, due to the limitations in providing comparable funds in the peer group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to each Fund in all instances. The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid by each Fund, considered fees paid by the respective Peer Group, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that each Fund would pay no operating expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Distribution Plan. The Trustees noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. The Trustees then evaluated the anticipated profitability of the Adviser with respect to its costs to manage each Fund.
Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. In addition, the Board also reviewed and considered the extent to which economies of scale would be realized by the Adviser as the assets of each Fund may grow in the future.
Conclusion
Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Adviser to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

153

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Index Provider
SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090
MV Index Solutions
Kreuznacher Str. 30,
60486 Frankfurt am
Main, Germany
Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212
Sub Adviser
Swan Global Management, LLC
20 Ridge Top Palmas Del Mar
Humacao, PR 00791
Metaurus Advisors LLC
22 Hudson Place, Third Floor
Hoboken, New Jersey 07030
Vident Asset Management
1125 Sanctuary Parkway,
Suite 515
Alpharetta, GA 30009
Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered
Public Accounting Firm
Sanville & Company
2617 Huntingdon Pike
Huntingdon Valley, PA 19006
Legal Counsel
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	1/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President/Principal Executive Officer

Date	1/5/2026

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer/Principal Financial Officer

Date	1/5/2026

* Print the name and title of each signing officer under his or her signature.